AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                  May 1, 2004
                      (as supplemented December 17, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        6
Fundamental Policies and Investment Restrictions. . . . . . . . . .       18
Management of the Series  . . . . . . . . . . . . . . . . . . . . .       23
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       41
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       44
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Financial Statements





                    American Funds Insurance Series - Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


GLOBAL DISCOVERY FUND

     General

     . The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     . The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. Securities

     . Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

     Debt Securities

     . The fund may not invest in debt securities rated below Ca by Moody's Investors Service, Inc. ("Moody's") or below CC by Standard & Poor's Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     Debt Securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.


GLOBAL SMALL CAPITALIZATION FUND

     Equity Securities

     . Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2.0 billion.

     Debt Securities

     . The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.


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GROWTH FUND

     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the S&P 500 Composite Index.

     Debt Securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.


INTERNATIONAL FUND

     Debt Securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.


NEW WORLD FUND

     General

     . The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

     Equity Securities

     . The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

     Debt Securities

     . The fund may invest up to 25% of its assets in nonconvertible debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     . The fund may invest up to 25% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.



                    American Funds Insurance Series - Page 3
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BLUE CHIP INCOME AND GROWTH FUND

     Equity Securities

     . The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; and whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality. The fund will not invest in private companies.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies (with market capitalizations of $4 billion and above) that are listed or traded in the United States.

GROWTH-INCOME FUND

     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt Securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.


ASSET ALLOCATION FUND

     General

     . The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt Securities

     . The fund may invest up to 25% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.


     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.


     . The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.


                    American Funds Insurance Series - Page 4
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BOND FUND

     Equity Securities

     . The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa or better by Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-INCOME BOND FUND

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and Other Securities

     . The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     . The fund generally will invest in securities with maturities in excess of three years.


                    American Funds Insurance Series - Page 5
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     Non-U.S. Securities

     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     . The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's or AAA by S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     . The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

     Maturity

     . The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Non-U.S. Securities

     . The fund may invest up to 35% of its assets in U.S. dollar-denominated securities issued by non-U.S. and Canadian entities or in securities with credit and liquidity support features provided by non-U.S. and Canadian entities.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The prices of debt securities fluctuate depending on such



                    American Funds Insurance Series - Page 6
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factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the funds would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities


                    American Funds Insurance Series - Page 7
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have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.


INVESTING IN PRIVATE COMPANIES - Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from being able to sell their shares of the company for a period of time following the public offering.



Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks, caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling



                    American Funds Insurance Series - Page 8
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portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of New World Fund, the funds may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.


Certain risk factors related to developing countries are discussed below:


     CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be



                    American Funds Insurance Series - Page 9
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     available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.


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     LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure.

CURRENCY TRANSACTIONS - Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Growth-Income Fund does not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.


Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.


Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of


                   American Funds Insurance Series - Page 11
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currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.


Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S.
Government/AAA-Rated Securities Fund may also enter into "roll" transactions which involve the sale of mortgage-backed


                   American Funds Insurance Series - Page 12 or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The funds may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


                   American Funds Insurance Series - Page 13

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages ("IOs") and others may only receive the principal payments ("POs"). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INFLATION-INDEXED BONDS - The funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


                   American Funds Insurance Series - Page 14

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS - The funds may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by S&P and Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or S&P; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.


"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligations is fully insured by the U.S. government.


Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."


"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligations is fully insured by the U.S. government.


                   American Funds Insurance Series - Page 15

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS - New World Fund (as previously described), Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When a fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


REINSURANCE RELATED NOTES AND BONDS - High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if


                   American Funds Insurance Series - Page 16 such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


REVERSE REPURCHASE AGREEMENTS - Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.


LOANS OF PORTFOLIO SECURITIES - Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Under certain market conditions, the investment policies of Asset Allocation Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.


                   American Funds Insurance Series - Page 17

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The Series has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.


INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that Global Discovery Fund, Global Small Capitalization Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.


                   American Funds Insurance Series - Page 18

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.


                   American Funds Insurance Series - Page 19

3.   Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies of U.S. Government/AAA-Rated Securities Fund may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets


                   American Funds Insurance Series - Page 20 and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies of Cash Management Fund may be changed without shareholder approval:


Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.


Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other


                   American Funds Insurance Series - Page 21 investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


                   American Funds Insurance Series - Page 22

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS


                                        YEAR FIRST                                             NUMBER OF BOARDS
                         POSITION        ELECTED                                                WITHIN THE FUND
                           WITH         A TRUSTEE         PRINCIPAL OCCUPATION(S) DURING      COMPLEX/2/ ON WHICH
     NAME AND AGE       REGISTRANT   OF THE SERIES/1/              PAST 5 YEARS                 TRUSTEE SERVES
-------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------------------------------------------
 Lee A. Ault III         Trustee           1999         Chairman of the Board, In-Q-Tel,               1
 Age: 67                                                Inc. (information technology);
                                                        former Chairman, President and CEO,
                                                        Telecredit, Inc.
-------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee           1994         Private investor; former President            19
 Christie                                               and CEO, The Mission Group
 Age: 70                                                (non-utility holding company,
                                                        subsidiary of Southern California
                                                        Edison Company)
-------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee           1991         Private investor; former Chairman,             1
 Age: 69                                                Linear Corporation (linear motor
                                                        design and production)
-------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee           1995         Chairman of the Board and CEO,                16
 Age: 68                                                Senior Resource Group LLC
                                                        (development and management of
                                                        senior living communities)
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee           1999         President and CEO, Fuller                     14
 Age: 57                                                Consulting (financial management
                                                        consulting firm)
-------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee           1994         Private investor; Chairman of the              5
 Age: 50                                                Board and CEO, Ladera Management
                                                        Company (venture capital and
                                                        agriculture); former owner and
                                                        President, Energy Investment, Inc.
                                                                                              ---------------------
----------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee           1996         Chairman of the Board and CEO,                 6
 Age: 64                                                Cairnwood, Inc. (venture capital
                                                        investment)
-------------------------------------------------------------------------------------------------------------------


                            OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                   BY TRUSTEE
-----------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
------------------------------------------------------------
 Lee A. Ault III         Anworth Mortgage Asset Corp.;
 Age: 67                 Equifax, Inc.; Office Depot, Inc.

-----------------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 70                 Southwest Water Company;
                         Valero L.P.
-----------------------------------------------------------
 Joe E. Davis            Anworth Mortgage Asset Corp.;
 Age: 69                 Natural Alternatives Inc.
-----------------------------------------------------------
 Martin Fenton           None
 Age: 68
-----------------------------------------------------------
 Leonard R. Fuller       None
 Age: 57
-----------------------------------------------------------
 Mary Myers Kauppila     None
 Age: 50
-----------------------------------------------------------
 Kirk P. Pendleton       None
 Age: 64
-----------------------------------------------------------




                   American Funds Insurance Series - Page 23

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND           NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                      POSITION        A TRUSTEE         WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                      WITH THE      AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER          TRUSTEE                  HELD
   NAME AND AGE        SERIES      OF THE SERIES/1/           OF THE SERIES            OR OFFICER SERVES    BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton     Chairman of         1993         Senior Vice President and                2            None
 Age: 66             the Board                        Director, Capital Research
                                                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal    President           1998         Senior Vice President,                   2            None
 Age: 43             and Trustee                      Capital Research and
                                                      Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J.          Senior Vice         1991         Vice President and Secretary,            1            None
 Downer              President                        Capital Research and
 Age: 49             and Trustee                      Management Company;
                                                      Secretary, American Funds
                                                      Distributors, Inc.*;
                                                      Director, Capital Bank and
                                                      Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------





                   American Funds Insurance Series - Page 24

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                    PAST 5 YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT       OF THE SERIES/1/                            OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro               Senior Vice               1998         Senior Vice President, Capital Research Company*
 Age: 43                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice               1993         Senior Vice President and Director, Capital Research and
 Age: 74                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet                Senior Vice               1994         Senior Vice President, Capital Research and Management Company
 Age: 47                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President             1994         Senior Vice President, Capital Research and Management Company
 Huntington
 Age: 52
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President             1997         Senior Vice President, Capital Research and Management Company;
 Age: 41                                                            Chairman of the Board, Capital Research Company*; Director,
                                                                    American Funds Distributors, Inc.*; Director, The Capital Group
                                                                    Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President             1999         Senior Vice President, Capital Research Company*
 Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary                1994         Vice President - Fund Business Management Group, Capital
 Age: 43                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Treasurer                1999         Vice President - Fund Business Management Group, Capital
 Age: 37                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Steven I. Koszalka           Assistant                2003         Fund Boards Specialist, Capital Research and Management Company
 Age: 40                      Secretary
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant                1997         Vice President - Fund Business Management Group, Capital
 Age: 35                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal             Assistant                2004         Vice President - Fund Business Management Group, Capital
 Age: 32                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                   American Funds Insurance Series - Page 25

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the Series serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Endowments, whose shareholders are limited to certain non-profit organizations.

3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the Trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                   American Funds Insurance Series - Page 26

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Michael J. Downer                  None                       None
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).


TRUSTEE COMPENSATION - No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series pays to Trustees who are not affiliated with the investment adviser: (a) fees of $4,000 for each Board of Trustees meeting attended, (b) $2,000 for each meeting attended as a member of a committee of the Board of Trustees and (c) annual fees of either $31,000 (if the Trustee also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the Series' Board of Trustees), or $50,000 (for all other unaffiliated Trustees).

The payment by the Series to certain unaffiliated Trustees of a larger annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.

The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews Trustee compensation periodically, and typically recommends adjustments every other year. In making recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the scope and complexity of the Board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of Series expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.



                   American Funds Insurance Series - Page 27

Trustee Compensation Paid During the Fiscal Year Ended December 31, 2003

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Lee A. Ault III                 $49,000                        $ 49,000
-------------------------------------------------------------------------------------
 H. Frederick                     47,000                         241,035
 Christie/3/
-------------------------------------------------------------------------------------
 Joe E. Davis                     48,000                          48,000
-------------------------------------------------------------------------------------
 Martin Fenton/3/                 47,000                         215,120
-------------------------------------------------------------------------------------
 Leonard R. Fuller                43,000                         166,395
-------------------------------------------------------------------------------------
 Mary Myers                       44,000                         132,000
 Kauppila/3/
-------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             43,000                         164,000
-------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended December 31, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: H. Frederick Christie ($250,002), Martin Fenton ($79,963), Mary Myers Kauppila ($508,699) and Kirk
  P. Pendleton ($310,768). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES - The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.


Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting,


                   American Funds Insurance Series - Page 28 redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.


PRINCIPAL FUND SHAREHOLDERS - The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 30, 2004:


GLOBAL DISCOVERY

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Capital Research & Management Co.                   Class 1        55.33%
 135 S. State College Blvd.
 Brea, CA  92821-5823
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        44.66
 P.O. Box 2340                                       Class 2        97.78
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------


GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.98%
 P.O. Box 2340                                       Class 2        42.99
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        32.27
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Travelers Life & Annuity Co.                        Class 2         7.05
 P.O. Box 990027
 Hartford, CT  06199-0027
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                   Class 2         9.99
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



                   American Funds Insurance Series - Page 29

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.69%
 P.O. Box 2340                                       Class 2        46.95
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        25.86
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2         9.20
 1 Madison Ave.
 New York, NY  10010-3603
----------------------------------------------------------------------------


GROWTH FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         98.15%
 P.O. Box 2340                                      Class 2         37.20
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         30.49
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          6.05
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         99.14%
 P.O. Box 2340                                      Class 2         46.48
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         25.66
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 MIT                                                Class 2         14.16
 73 Tremont St., Ste. 1300
 Boston, MA  02108-3902
----------------------------------------------------------------------------
 ING                                                Class 2          6.31
 7337 E. Doubletree Ranch Rd.
 Scottsdale, AZ  85258-2160
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



                   American Funds Insurance Series - Page 30

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.86%
 P.O. Box 2340                                       Class 2        55.20
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        35.75
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         8.44
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------


BLUE CHIP INCOME AND GROWTH FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        100.00%
 P.O. Box 2340                                      Class 2         28.00
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         50.55
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          7.51
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 MIT                                                Class 2         13.05
 73 Tremont St., Ste. 1300
 Boston, MA  02108-3902
----------------------------------------------------------------------------




                   American Funds Insurance Series - Page 31

GROWTH-INCOME FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         99.29%
 P.O. Box 2340                                      Class 2         39.55
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         31.78
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          5.66
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



ASSET ALLOCATION FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        99.23%
 P.O. Box 2340                                      Class 2        40.24
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        40.77
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         7.99
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 2         5.07
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA  90054
----------------------------------------------------------------------------




                   American Funds Insurance Series - Page 32

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        99.60%
 P.O. Box 2340                                       Class 2        29.25
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        56.91
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2        13.17
 P.O. Box 2999
 Hartford, CT  06104-2999
----------------------------------------------------------------------------


HIGH-INCOME BOND FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         98.06%
 P.O. Box 2340                                      Class 2         98.56
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



U.S. GOVERNMENT/AAA-RATED SECURITIES FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         97.91%
 P.O. Box 2340                                      Class 2         97.81
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------



CASH MANAGEMENT FUND


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         97.07%
 P.O. Box 2340                                      Class 2         99.04
 1300 S. Clinton St.
 Fort Wayne, IN  46802-3518
----------------------------------------------------------------------------
 AIG SunAmerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA  90054
----------------------------------------------------------------------------




                   American Funds Insurance Series - Page 33

COMMITTEES OF THE BOARD OF TRUSTEES - The Series has an Audit Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis and Martin Fenton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee provides oversight regarding the Series' accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers. The Committee acts as a liaison between the Series' independent auditors and the full Board of Trustees. Four Audit Committee meetings were held during the 2003 fiscal year.


The Series has a Contracts Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and Plan of Distribution under rule 12b-1 of the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. Two Contracts Committee meetings were held during the 2003 fiscal year.


The Series has a Nominating Committee comprised of Lee A. Ault III, Joe E. Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


                   American Funds Insurance Series - Page 34

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


At its most recent meeting on September 16, 2003, the Committee members discussed the investment results of the funds in both the short term and over the long term, noting that although the net asset value per share of most of the funds had declined in 2002, they had all increased during the eight months ended August 31, 2003 more than the median of comparable funds, and in most cases also had more favorable results over the five and ten-year periods ended August 31, 2003. The Committee reviewed in general the quality and quantity of the investment, administrative and business services provided to the funds. It noted that the levels of the advisory fees and total expenses were favorable relative to comparable funds. It also reviewed the investment adviser's profitability from its management and other services to the American Funds.


The Committee then turned to the renewal of the Series' Plan of Distribution. It considered the various factors referred to in a memorandum from independent counsel, including, among other things, the purposes served by the Plan, the level of sales of fund shares, the extent to which increases in asset levels of the funds had resulted in economies of scale, and the impact of Plan expenses on existing shareholders of the funds. After this review, the Committee expressed its satisfaction with the benefits to the Series and its shareholders under the Plan.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.44% on net assets in excess of $1.0 billion;


Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than


                   American Funds Insurance Series - Page 35

$1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;


Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.67% on net assets over $2.0 billion;


Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;


International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;


New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets in excess of $1.0 billion;


Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;


Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets in excess of $17.0 billion;


Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.26% on net assets over $5.0 billion;


                   American Funds Insurance Series - Page 36

Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion;


High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.36% on net assets in excess of $2.0 billion;


U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and


Cash Management Fund: 0.32% on all assets.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.


The Agreement provides for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                   American Funds Insurance Series - Page 37

The investment adviser's total fees for the fiscal years ended December 31, 2003, 2002 and 2001 were:


                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2003          2002           2001
-------------------------------------------------------------------------------
GLOBAL DISCOVERY FUND                $   158,000   $   103,000    $    35,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                     5,992,000     5,127,000      5,456,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND       4,277,000     3,411,000      3,204,000
-------------------------------------------------------------------------------
GROWTH FUND                           29,609,000    26,296,000     31,344,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    12,178,000    12,312,000     15,387,000
-------------------------------------------------------------------------------
NEW WORLD FUND                         1,653,000     1,388,000      1,285,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND       4,707,000     1,574,000        188,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    29,648,000    26,789,000     27,394,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                  9,628,000     7,632,000      7,043,000
-------------------------------------------------------------------------------
BOND FUND                              5,537,000     3,330,000      1,970,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  3,141,000     2,579,000      2,831,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              3,428,000     2,893,000      2,204,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   1,207,000     1,454,000      1,390,000
-------------------------------------------------------------------------------



PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the "Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments


                   American Funds Insurance Series - Page 38 made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2003, the Series incurred distribution expenses for Class 2 shares of $40,210,000, payable to certain life insurance companies under the Plan. Fees are paid for Class 2 shares to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $4,861,000.


COMPENSATION TO INSURANCE COMPANIES - American Funds Distributors, at its expense, currently makes payments to insurance companies that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces. The total payments made to all of the insurance companies listed below during the 2004 calendar year will not exceed $300,000.


     The Lincoln National Life Insurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     The Manufacturers Life Insurance Company (U.S.A.)
     Metropolitan Life Insurance Company
     New England Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Travelers Insurance Company
     AIG SunAmerica Life Assurance Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica Insurance Company

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the


                   American Funds Insurance Series - Page 39 last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Series' Board. Subject to Board oversight, the Series' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and


                   American Funds Insurance Series - Page 40

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, any fund may determine that it is in the interest of shareholders to distribute a lesser amount.


In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To


                   American Funds Insurance Series - Page 41 satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these


                   American Funds Insurance Series - Page 42 securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the funds which must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.


     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.


                   American Funds Insurance Series - Page 43

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series' portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series' portfolio transactions.


Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions and concessions (commissions built into the price of bonds) paid on portfolio transactions for the fiscal years ended December 31, 2003, 2002 and 2001 were:


                                                  FISCAL YEAR ENDED
                                       -----------------------------------------
                                           2003          2002          2001
--------------------------------------------------------------------------------
GLOBAL DISCOVERY FUND                  $    50,000   $    32,000    $   14,000
--------------------------------------------------------------------------------
GLOBAL GROWTH FUND                       1,074,000     1,006,000       986,000
--------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND         3,399,000     1,807,000     1,140,000
GROWTH FUND                             12,922,000    10,480,000     9,633,000
--------------------------------------------------------------------------------
INTERNATIONAL FUND                       3,359,000     2,730,000     4,205,000
--------------------------------------------------------------------------------
NEW WORLD FUND                             264,000       215,000       252,000
--------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND         1,199,000       722,000       237,000
--------------------------------------------------------------------------------
GROWTH-INCOME FUND                       7,247,000     8,294,000     9,526,000
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                    2,876,000     2,375,000     1,585,000
--------------------------------------------------------------------------------
BOND FUND                                2,791,000     1,277,000     1,398,000
--------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                    2,395,000     1,270,000     1,269,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES        70,000       182,000       138,000
FUND
--------------------------------------------------------------------------------




                   American Funds Insurance Series - Page 44

The volume of trading activity by Global Small Capitalization Fund, Growth Fund, International Fund, Blue Chip Income and Growth Fund, Bond Fund and High-Income Bond Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of trading activity by U.S. Government/AAA-Rated Securities Fund decreased during the year, resulting in a decrease in brokerage concessions paid on portfolio transactions.


The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (3) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year. At the end of the Series' most recent fiscal year, the following funds held equity or debt securities of their regular broker-dealers:


Global Discovery Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $184,000.


Global Growth Fund held equity securities of Deutsche Bank AG in the amount of $8,379,000 and J.P. Morgan Chase & Co. in the amount of $7,346,000.


International Fund held equity securities of Deutsche Bank A.G. in the amount of $29,606,000.


Blue Chip Income and Growth Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $28,649,000 and Bank of America Corp. in the amount of $8,043,000.


Growth-Income Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $231,399,000, Citigroup Inc. in the amount of $75,239,000, Bank of America Corp. in the amount of $65,550,000 and Deutsche Bank AG in the amount of $28,863,000.


Asset Allocation Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $55,095,000 and Bank of America Corp. in the amount of $48,258,000 and debt securities of Citigroup Inc. in the amount of $1,005,000.


                   American Funds Insurance Series - Page 45

Bond Fund held debt securities of Bank of America Corp. in the amount of $3,012,000 and J.P. Morgan Chase & Co. in the amount of $2,905,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as Custodian. Certain securities and cash owned by New World Fund, including proceeds from the sales of shares of the fund and of securities in the fund's portfolio, are held by JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $20,472 for Class 1 shares and $31,004 for Class 2 shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent auditor is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the Series and for Trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The Series' fiscal year ends on December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent auditing firm of PricewaterhouseCoopers LLP.


PERSONAL INVESTING POLICY - The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate


                   American Funds Insurance Series - Page 46 confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and the Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


                   American Funds Insurance Series - Page 47

     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this


                   American Funds Insurance Series - Page 48 statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.


AUTHORIZED SHARES - The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.


                   American Funds Insurance Series - Page 49

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                   American Funds Insurance Series - Page 50

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                   American Funds Insurance Series - Page 51

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                   American Funds Insurance Series - Page 52


GLOBAL DISCOVERY FUND               Investment portfolio as of December 31, 2003

                                                                                                                       MARKET
                                                                                                                       VALUE
STOCKS - 80.93%                                                                                     SHARES             (000)
(common & preferred)

COMMERCIAL BANKS  -  6.77%
Wells Fargo & Co.                                                                                      11,650         $ 685
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)            24,000,000           418
Societe Generale (France)                                                                               4,500           395
ABN AMRO Holding NV (Netherlands)                                                                      15,827           368
Chinatrust Financial Holding Co. Ltd. (Taiwan)                                                        240,000           241
Kookmin Bank (South Korea)                                                                              6,350           238
HSBC Holdings PLC (United Kingdom)                                                                     13,653           215
Malayan Banking Bhd. (Malaysia)                                                                        76,500           194


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.76%
Royal KPN NV (Netherlands) (1)                                                                        129,900           998
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (Indonesia)                   787,000           632
Telefonica, SA (Spain)                                                                                 30,000           438
Deutsche Telekom AG (Germany) (1)                                                                      23,000           419
CenturyTel, Inc.                                                                                        7,000           228
Telecom Italia SpA, nonvoting (Italy) (1)                                                              18,300            37


MEDIA  -  5.52%
Time Warner Inc. (1) (formerly AOL Time Warner, Inc.)                                                  53,500           963
Liberty Media Corp., Class A  (1)                                                                      47,000           559
VNU NV (Netherlands)                                                                                   10,000           314
Interpublic Group of Companies, Inc.  (1)                                                              20,000           312
Clear Channel Communications, Inc.                                                                      2,125           100


HEALTH CARE PROVIDERS & SERVICES  -  4.95%
Express Scripts, Inc.  (1)                                                                             11,000           731
HCA Inc.                                                                                               13,500           580
Caremark Rx, Inc.  (1)                                                                                 15,000           380
Aetna Inc.                                                                                              2,900           196
Service Corp. International  (1)                                                                       23,600           127


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.73%
Texas Instruments Inc.                                                                                 16,000           470
Applied Materials, Inc.  (1)                                                                           12,000           269
Xilinx, Inc.  (1)                                                                                       6,000           232
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                              113,400           212
Nikon Corp. (Japan) (1)                                                                                14,000           211
Maxim Integrated Products, Inc.                                                                         4,000           199
Rohm Co., Ltd. (Japan)                                                                                  1,500           175
Altera Corp.  (1)                                                                                       7,000           159


INTERNET & CATALOG RETAIL  -  4.54%
InterActiveCorp  (1)                                                                                   41,200          1398
eBay Inc.  (1)                                                                                          7,000           452


COMMUNICATIONS EQUIPMENT  -  4.31%
Cisco Systems, Inc.  (1)                                                                               43,100          1047
QUALCOMM Inc.                                                                                           8,200           442
CIENA Corp.  (1)                                                                                       40,000           266


INSURANCE  -  4.16%
American International Group, Inc.                                                                     15,375          1019
PartnerRe Holdings Ltd. (Polynational)                                                                  4,100           238
XL Capital Ltd., Class A                                                                                2,200           171
Berkshire Hathaway Inc., Class A  (1)                                                                       2           169
Manulife Financial Corp. (Canada)                                                                       3,000            97


WIRELESS TELECOMMUNICATION SERVICES  -  4.02%
AT&T Wireless Services, Inc.  (1)                                                                      83,300           666
KDDI Corp. (Japan)                                                                                         70           400
Maxis Communications Bhd. (Malaysia)                                                                  185,000           368
Vodafone Group PLC (United Kingdom)                                                                    82,000           203


IT SERVICES  -  3.67%
First Data Corp.                                                                                       16,100           662
Paychex, Inc.                                                                                          13,200           491
Concord EFS, Inc.  (1)                                                                                 14,000           208
Automatic Data Processing, Inc.                                                                         2,000            79
Electronic Data Systems Corp.                                                                           2,100            52


FOOD & STAPLES RETAILING  -  3.44%
Walgreen Co.                                                                                           11,500           418
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                       139,300           398
Costco Wholesale Corp.  (1)                                                                             8,000           297
Performance Food Group Co.  (1)                                                                         8,000           289


COMPUTERS & PERIPHERALS  -  3.35%
NEC Corp. (Japan)                                                                                      45,000           331
Fujitsu Ltd. (Japan) (1)                                                                               53,000           312
Quanta Computer Inc. (GDR) (Taiwan) (1)  (2)                                                           23,000           278
EMC Corp.  (1)                                                                                         20,000           258
International Business Machines Corp.                                                                   2,000           185


SPECIALTY RETAIL  -  2.39%
Gap, Inc.                                                                                              30,000           696
Lowe's Companies, Inc.                                                                                  5,000           277


MULTILINE RETAIL  -  2.31%
Target Corp.                                                                                           11,500           442
Dollar General Corp.                                                                                   13,000           273
Kohl's Corp.  (1)                                                                                       5,000           225


COMMERCIAL SERVICES & SUPPLIES  -  1.72%
Robert Half International Inc.  (1)                                                                    18,000           420
ServiceMaster Co.                                                                                      24,000           280


HOTELS, RESTAURANTS & LEISURE  -  1.62%
Carnival Corp., units                                                                                  10,000           397
Skylark Co., Ltd. (Japan)                                                                              16,000           264


SOFTWARE  -  1.56%
Microsoft Corp.                                                                                        19,500           537
Oracle Corp.  (1)                                                                                       7,500            99


INTERNET SOFTWARE & SERVICES  -  1.52%
Yahoo Japan Corp. (Japan) (1)                                                                              26           349
Yahoo! Inc.  (1)                                                                                        6,000           271


THRIFTS & MORTGAGE FINANCE  -  1.36%
Freddie Mac                                                                                             7,500           437
Fannie Mae                                                                                              1,550           116


AIRLINES  -  1.21%
Southwest Airlines Co.                                                                                 20,800           336
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                                3,100           157


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.21%
Symbol Technologies, Inc.                                                                              25,000           422
Murata Manufacturing Co., Ltd. (Japan)                                                                  1,300            70


CHEMICALS  -  1.17%
Nitto Denko Corp. (Japan)                                                                               9,000           478


CONSUMER FINANCE  -  1.05%
Capital One Financial Corp.                                                                             7,000           429


MULTI-UTILITIES & UNREGULATED POWER  -  0.72%
El Paso Corp.                                                                                          33,000           270
AES Corp.  (1)                                                                                          2,300            22


CAPITAL MARKETS  -  0.61%
J.P. Morgan Chase & Co.                                                                                 5,000           184
Investment Technology Group, Inc.  (1)                                                                  4,000            65


ENERGY EQUIPMENT & SERVICES  -  0.40%
Schlumberger Ltd.                                                                                       3,000           164


ELECTRIC UTILITIES  -  0.38%
Scottish Power PLC (United Kingdom)                                                                    23,500           156


HOUSEHOLD DURABLES  -  0.38%
LG Electronics Inc. (South Korea)                                                                       3,100           153


AIR FREIGHT & LOGISTICS  -  0.35%
Yamato Transport Co., Ltd. (Japan)                                                                     12,000           141


DIVERSIFIED FINANCIAL SERVICES  -  0.02%
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                       4,000             9


Miscellaneous  -  4.73%
Other stocks in initial period of acquisition                                                                         1,926
                                                                                                              --------------

Total stocks (cost: $28,420,000)                                                                                     32,954
                                                                                                              --------------


                                                                                                        Principal      Market
                                                                                                         amount        value
CONVERTIBLE DEBENTURES - 1.86%                                                                             (000)         (000)

COMMUNICATIONS EQUIPMENT  - 1.32%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                       $500           539


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.54%
Agere Systems Inc. 6.50% convertible notes 2009                                                           160           220


Total convertible debentures (cost: $699,000)                                                                           759

Total equity securities (cost: $29,119,000)                                                                          33,713


                                                                                                        PRINCIPAL      MARKET
                                                                                                         AMOUNT        VALUE
SHORT-TERM SECURITIES - 16.94%                                                                             (000)         (000)

CORPORATE SHORT-TERM NOTES  -  11.29%
CAFCO, LLC 1.07% due 1/29/2004 (2)                                                                      1,000           999
Medtronic Inc. 1.03% due 1/21/2004 (2)                                                                    900           899
Preferred Receivables Funding Corp. 1.06% due 1/6/2004 (2)                                                700           700
USAA Capital Corp. 1.02% due 1/12/2004                                                                    600           600
Coca-Cola Co. 1.00% due 3/5/2004                                                                          600           599
BellSouth Corp. 1.01% due 1/6/2004 (2)                                                                    400           400
Pfizer Inc 1.01% due 1/21/2004 (2)                                                                        400           400


U.S. TREASURIES  -  4.42%
U.S. Treasury Bills 0.845%-0.9275% due 1/2-3/11/2004                                                    1,800         1,799


FEDERAL AGENCY DISCOUNT NOTES  -  1.23%
Student Loan Marketing Assn. 0.99% due 1/6/2004                                                           500           500
Total short-term securities (cost: $6,896,000)                                                                        6,896

Total investment securities (cost: $36,015,000)                                                                      40,609
New Taiwanese Dollar (cost: $10,000)                                                                   NT$327            10
Other assets less liabilities                                                                                           102


Net assets                                                                                                           40,721


(1)  Security did not produce income during the last 12 months.
(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

ADR = American Depository Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements





GLOBAL GROWTH FUND                  Investment portfolio as of December 31, 2003

                                                                                                                   MARKET
EQUITY SECURITIES - 85.51%                                                                         SHARES          VALUE
(common & preferred stocks)                                                                                        (000)

PHARMACEUTICALS  -  6.52%
AstraZeneca PLC (Sweden)                                                                              207,405       $ 10,089
AstraZeneca PLC (United Kingdom)                                                                      203,960          9,748
AstraZeneca PLC (ADR)                                                                                   3,000            145
Shionogi & Co., Ltd. (Japan)                                                                        1,036,000         19,252
Novo Nordisk A/S, Class B (Denmark)                                                                   263,500         10,682
Eli Lilly and Co. (USA)                                                                               135,000          9,495
Forest Laboratories, Inc. (USA) (1)                                                                   144,800          8,949
Sanofi-Synthelabo (France)                                                                             51,000          3,822
UCB NV (Belgium)                                                                                       82,320          3,088
H. Lundbeck A/S (Denmark)                                                                             145,350          2,401
Aventis, Class A (France)                                                                              35,000          2,302
Pfizer Inc (USA)                                                                                       56,000          1,979
Elan Corp., PLC (ADR) (Ireland) (1)                                                                   115,000            792


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.17%
Telekom Austria AG (Austria) (1)                                                                    1,806,000         22,216
Royal KPN NV (Netherlands) (1)                                                                      2,038,300         15,658
Telefonica, SA (Spain)                                                                              1,052,771         15,382
Swisscom AG (Switzerland)                                                                              31,000         10,186
Deutsche Telekom AG (Germany) (1)                                                                     452,500          8,241
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  70,000          2,312
Telecom Italia SpA, nonvoting (Italy) (1)                                                           1,120,000          2,270
AT&T Corp. (USA)                                                                                      100,000          2,030


MEDIA  -  5.81%
Time Warner Inc. (formerly AOL Time Warner Inc.) (USA) (1)                                          1,467,000         26,391
News Corp. Ltd., preferred (Australia)                                                                822,594          6,186
News Corp. Ltd., preferred (ADR)                                                                      200,000          6,050
News Corp. Ltd.                                                                                       213,498          1,925
Clear Channel Communications, Inc. (USA)                                                              170,000          7,961
Comcast Corp., Class A (USA) (1)                                                                      225,000          7,396
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                120,000          4,783
Fox Entertainment Group, Inc., Class A (USA) (1)                                                      125,000          3,644
Univision Communications Inc., Class A (USA) (1)                                                       70,000          2,778
Viacom Inc., Class B, nonvoting (USA)                                                                  50,000          2,219
Cox Communications, Inc., Class A (USA) (1)                                                            60,000          2,067
Thomson Corp. (Canada)                                                                                 40,000          1,454
SET Satellite (Singapore) Pte. Ltd. (India) (1)(2)(3)                                                 155,973            429
Liberty Media Corp., Class A (USA) (1)                                                                 25,000            297
SET India Ltd. (India) (1)(2)(3)                                                                        6,400            225
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1)(2)(3)                                              42,000              -


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  5.77%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                            8,311,557         15,564
Applied Materials, Inc. (USA) (1)                                                                     525,000         11,786
Texas Instruments Inc. (USA)                                                                          330,600          9,713
Samsung Electronics Co., Ltd. (South Korea)                                                            21,600          8,179
Xilinx, Inc. (USA) (1)                                                                                120,000          4,649
ASML Holding NV (New York registered) (Netherlands) (1)                                               230,000          4,612
Altera Corp. (USA) (1)                                                                                195,000          4,427
Micron Technology, Inc. (USA) (1)                                                                     295,000          3,974
Rohm Co., Ltd. (Japan)                                                                                 33,300          3,894
Tokyo Electron Ltd. (Japan)                                                                            50,000          3,789
Maxim Integrated Products, Inc. (USA)                                                                  55,000          2,739


COMMERCIAL BANKS  -  5.35%
Societe Generale (France)                                                                             240,500         21,131
Kookmin Bank (South Korea)                                                                            350,060         13,124
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)           504,000,000          8,787
HSBC Holdings PLC (United Kingdom)                                                                    516,439          8,087
Bank of Nova Scotia (Canada)                                                                          126,000          6,400
Royal Bank of Canada (Canada)                                                                         114,000          5,439
Westpac Banking Corp. (Australia)                                                                     214,348          2,577
Shinhan Financial Group Co., Ltd. (South Korea)                                                       152,000          2,431


FOOD PRODUCTS  -  4.63%
Nestle SA (Switzerland)                                                                                63,000         15,678
Nissin Food Products Co., Ltd. (Japan)                                                                402,700         10,010
Unilever NV (Netherlands)                                                                             145,500          9,469
Unilever PLC (United Kingdom)                                                                         772,317          7,173
Kraft Foods Inc., Class A (USA)                                                                       140,000          4,511
Groupe Danone (France)                                                                                 22,000          3,573
Lindt & Sprungli AG, participation certificate (Switzerland)                                            2,000          1,659
Lindt & Sprungli AG                                                                                       175          1,557
Nestle India Ltd. (India)                                                                             192,832          2,925
Sara Lee Corp. (USA)                                                                                  105,000          2,280


OIL & GAS  -  4.53%
Norsk Hydro AS (Norway)                                                                               205,700         12,626
Husky Energy Inc. (Canada)                                                                            675,000         12,230
"Shell" Transport and Trading Co., PLC (United Kingdom)                                             1,000,000          7,410
"Shell" Transport and Trading Co., PLC (ADR)                                                          100,000          4,503
Canadian Natural Resources, Ltd. (Canada)                                                             104,200          5,258
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                150,000          4,386
ENI SpA (Italy)                                                                                       210,000          3,943
Imperial Oil Ltd. (Canada)                                                                             76,776          3,410
BG Group PLC (United Kingdom)                                                                         400,000          2,046
Apache Corp. (USA)                                                                                     20,750          1,683


METALS & MINING  -  4.10%
Alcan Inc. (Canada)                                                                                   350,000         16,432
Cia. Vale do Rio Doce, preferred nominative, Class A (Brazil)                                         185,000          9,423
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                       75,000          4,388
WMC Resources Ltd (Australia) (1)                                                                   2,955,000         12,511
Alumina Ltd. (Australia)                                                                            1,155,000          5,706
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                                                40,000          2,660
Anglogold Ltd. (South Africa)                                                                          21,000            989


WIRELESS TELECOMMUNICATION SERVICES  -  3.23%
Vodafone Group PLC (United Kingdom)                                                                 8,095,000         19,995
Vodafone Group PLC (ADR)                                                                              375,000          9,390
America Movil SA de CV, Series L (ADR) (Mexico)                                                       175,500          4,798
KDDI Corp. (Japan)                                                                                        480          2,744
Bouygues SA (France)                                                                                   75,000          2,609
NTT DoCoMo, Inc. (Japan)                                                                                  625          1,414


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.75%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                     399,200         13,223
Murata Manufacturing Co., Ltd. (Japan)                                                                222,000         11,967
Venture Corp. Ltd. (Singapore)                                                                        580,000          6,831
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                         745,200          2,934


SPECIALTY RETAIL  -  2.54%
Michaels Stores, Inc. (USA)                                                                           195,000          8,619
Lowe's Companies, Inc. (USA)                                                                          140,000          7,755
Limited Brands, Inc. (USA)                                                                            370,000          6,671
Dixons Group PLC (United Kingdom)                                                                   1,691,929          4,194
Kingfisher PLC (United Kingdom)                                                                       514,361          2,555
FAST RETAILING CO., LTD. (Japan)                                                                       40,000          2,424


INDUSTRIAL CONGLOMERATES  - 2.13%
Tyco International Ltd. (USA)                                                                         520,000         13,780
General Electric Co. (USA)                                                                            260,000          8,055
Siemens AG (Germany)                                                                                   66,000          5,260


HEALTH CARE PROVIDERS & SERVICES  -  2.04%
Fresenius Medical Care AG, preferred (Germany)                                                        269,000         13,489
Rhon-Klinikum AG, (Germany)                                                                           122,662          6,851
Rhon-Klinikum AG, nonvoting preferred                                                                 108,400          5,579


BEVERAGES  -  1.98%
Orkla AS (Norway)                                                                                     712,285         15,870
Heineken NV (Netherlands)                                                                             121,000          4,585
Anheuser-Busch Companies, Inc. (USA)                                                                   50,000          2,634
PepsiCo, Inc. (USA)                                                                                    45,000          2,098


AUTOMOBILES  -  1.90%
Honda Motor Co., Ltd. (Japan)                                                                         125,000          5,540
Suzuki Motor Corp. (Japan)                                                                            370,000          5,463
Bayerische Motoren Werke AG (Germany)                                                                  95,000          4,382
Renault SA (France)                                                                                    60,450          4,150
Hyundai Motor Co. (South Korea)                                                                        76,000          3,223
DaimlerChrysler AG (Germany)                                                                           28,600          1,328


CHEMICALS  -  1.57%
Dow Chemical Co. (USA)                                                                                330,000         13,718
Nitto Denko Corp. (Japan)                                                                              90,000          4,776
Valspar Corp. (USA)                                                                                    30,000          1,483


COMMUNICATIONS EQUIPMENT  -  1.52%
QUALCOMM Inc. (USA)                                                                                   175,000          9,438
Motorola, Inc. (USA)                                                                                  400,000          5,628
Cisco Systems, Inc. (USA) (1)                                                                         175,000          4,251


COMPUTERS & PERIPHERALS  -  1.50%
Fujitsu Ltd. (Japan) (1)                                                                            1,540,000          9,061
NEC Corp. (Japan)                                                                                   1,110,000          8,154
Anoto Group AB (Sweden) (1)                                                                           799,200          1,886


SOFTWARE  -  1.32%
Microsoft Corp. (USA)                                                                                 397,000         10,933
Cadence Design Systems, Inc. (USA) (1)                                                                217,000          3,902
Mentor Graphics Corp. (USA) (1)                                                                       132,000          1,919


CAPITAL MARKETS  -  1.24%
Deutsche Bank AG (Germany)                                                                            101,600          8,379
J.P. Morgan Chase & Co. (USA)                                                                         200,000          7,346


HOTELS, RESTAURANTS & LEISURE  -  1.22%
Carnival Corp., units (USA)                                                                           208,000          8,264
Starbucks Corp. (USA) (1)                                                                             220,000          7,273


PERSONAL PRODUCTS  -  1.22%
Shiseido Co., Ltd. (Japan)                                                                          1,011,000         12,264
Avon Products, Inc. (USA)                                                                              47,900          3,233


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.17%
Synthes-Stratec Inc. (Switzerland)                                                                      9,500          9,365
Nycomed Amersham PLC (United Kingdom)                                                                 403,400          5,507


ELECTRIC UTILITIES  -  1.13%
Scottish Power PLC (United Kingdom)                                                                 1,716,100         11,393
E.ON AG (Germany)                                                                                      45,000          2,922


FOOD & STAPLES RETAILING  -  1.09%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                                 228,000          6,384
Koninklijke Ahold NV (Netherlands) (1)                                                                625,000          4,738
Woolworths Ltd. (Australia)                                                                           300,675          2,668


INTERNET & CATALOG RETAIL  -  1.03%
InterActiveCorp (USA) (1)                                                                             260,000          8,822
eBay Inc. (USA) (1)                                                                                    65,800          4,250


INSURANCE  -  1.01%
American International Group, Inc. (USA)                                                              150,000          9,942
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                           350,000          2,868


TEXTILES, APPAREL & LUXURY GOODS  -  0.90%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                            478,000         11,433


TOBACCO  -  0.75%
Altria Group, Inc. (USA)                                                                              175,000          9,524


AIR FREIGHT & LOGISTICS  -  0.53%
United Parcel Service, Inc., Class B (USA)                                                             37,000          2,758
FedEx Corp. (USA)                                                                                      40,000          2,700
TPG NV (Netherlands)                                                                                   53,693          1,252


CONSUMER FINANCE  -  0.52%
Capital One Financial Corp. (USA)                                                                      68,000          4,168
ORIX Corp. (Japan)                                                                                     30,000          2,474


ELECTRICAL EQUIPMENT  -  0.46%
ABB Ltd (Switzerland) (1)                                                                           1,122,000          5,665
ABB Ltd (Sweden) (1)                                                                                   40,052            201


HOUSEHOLD DURABLES  -  0.45%
Koninklijke Philips Electronics NV (Netherlands)                                                      150,000          4,359
Sony Corp. (Japan)                                                                                     39,200          1,354


DIVERSIFIED FINANCIAL SERVICES  -  0.39%
ING Groep NV (Netherlands)                                                                            215,172          4,994


BUILDING PRODUCTS  -  0.38%
Asahi Glass Co., Ltd. (Japan)                                                                         585,000          4,793


OFFICE ELECTRONICS  -  0.38%
Canon, Inc. (Japan)                                                                                   103,000          4,785


MACHINERY  -  0.36%
Volvo AB, Class B (Sweden)                                                                            149,450          4,563


HOUSEHOLD PRODUCTS  -  0.31%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates (Mexico)           1,540,000          3,953


PAPER & FOREST PRODUCTS  -  0.29%
Stora Enso Oyj, Class R (Finland)                                                                     150,000          2,011
Weyerhaeuser Co. (USA)                                                                                 25,000          1,600


OTHER INDUSTRIES  -  1.30%
Target Corp. (USA)                                                                                     80,000          3,072
National Grid Transco PLC (United Kingdom)                                                            400,000          2,855
Schlumberger Ltd. (USA)                                                                                50,900          2,785
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                               33,000          1,671
Ryanair Holdings PLC (1)                                                                               67,300            557
Holcim Ltd. (Switzerland)                                                                              47,500          2,203
Sabre Holdings Corp., Class A (USA)                                                                   100,000          2,159
Brambles Industries Ltd. (Australia)                                                                  287,358          1,141


MISCELLANEOUS  -  4.02%
Other equity securities in initial period of acquisition                                                              51,000


Total equity securities (cost: $873,064,000)                                                                       1,085,792

                                                                                                    PRINCIPAL        MARKET
                                                                                                      AMOUNT         VALUE
SHORT-TERM SECURITIES - 14.67%                                                                        (000)          (000)

CORPORATE SHORT-TERM NOTES  -  13.51%
Asset Securitization Cooperative Corp.  1.08% due 1/6-2/6/2004 (2)(4)                                $ 25,600       $ 25,578
National Australia Funding (DE) Inc. 1.07% due 1/9/2004                                                20,000         19,994
HSBC USA Inc. 1.08% due 1/12/2004                                                                      20,000         19,993
Bank of Ireland 1.08% due 1/26/2004 (2)                                                                20,000         19,984
CBA (Delaware) Finance Inc. 1.07%-1.08% due 1/9-1/20/04                                                19,350         19,342
Shell Finance (U.K.) PLC 1.04%-1.05% due 2/6-2/12/2004                                                 19,100         19,078
Bank of Montreal 1.04% due 1/16/04                                                                     15,500         15,493
Toyota Motor Credit Corp. 1.05%-1.06% due 1/27-2/11/2004 (2)                                           15,000         14,986
Bank of Nova Scotia 1.08% due 1/5/2004                                                                 10,000          9,998
Variable Funding Capital Corp. 0.97% due 1/2/2004 (2)                                                   4,700          4,700
UBS Finance (Delaware) LLC 0.95% due 1/2/2004                                                           2,400          2,400


U.S. TREASURIES  -  1.16%
U.S. Treasury Bills 0.80% -0.905% due 1/2-2/5/2004                                                     14,800         14,793


Total short-term securities (cost: $186,339,000)                                                                     186,339
Total investment securities (cost: $1,059,403,000)                                                                 1,272,131
New Taiwanese Dollar (cost: $441,000)                                                               NT$15,184            448
Other assets less liabilities                                                                                         (2,779)

Net assets                                                                                                       $ 1,269,800


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) This security, or a portion of this security, has been segregated to cover funding requirments on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements





GLOBAL SMALL CAPITALIZATION FUND    Investment portfolio as of December 31, 2003

                                                                                                                    MARKET
                                                                                                                    VALUE
Equity securities - 96.03%                                                                           SHARES         (000)
(common & preferred stocks)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  9.85%
PMC-Sierra, Inc. (USA) (1)                                                                            500,000       $ 10,075
ASE Test Ltd. (Taiwan) (1)                                                                            550,000          8,233
PDF Solutions, Inc. (USA) (1)                                                                         540,000          8,046
Cymer, Inc. (USA) (1)                                                                                 170,000          7,852
Micrel, Inc. (USA) (1)                                                                                350,000          5,453
Advanced Energy Industries, Inc. (USA) (1)                                                            200,000          5,210
Axcelis Technologies, Inc. (USA) (1)                                                                  500,000          5,110
Integrated Circuit Systems, Inc. (USA) (1)                                                            175,000          4,986
Faraday Technology Corp. (Taiwan)                                                                   1,999,250          4,540
Varian Semiconductor Equipment Associates, Inc. (USA) (1)                                              90,000          3,932
Brooks Automation, Inc. (USA) (1)                                                                     150,000          3,625
Applied Micro Circuits Corp. (USA) (1)                                                                500,000          2,990
Semtech Corp. (USA) (1)                                                                               125,000          2,841
Micronas Semiconductor Holding AG (Switzerland) (1)                                                    58,333          2,487
Xicor, Inc. (USA) (1)                                                                                 147,765          1,676
KEC Corp. (South Korea)                                                                                45,070          1,536
O2Micro International Ltd. (USA) (1)                                                                   50,000          1,120
QuickLogic Corp. (USA) (1)                                                                            200,000            994
Fairchild Semiconductor International, Inc. (USA) (1)                                                  30,000            749
Tessera Technologies, Inc. (USA) (1)                                                                    3,000             56


COMMERCIAL SERVICES & SUPPLIES  -  7.07%
Education Management Corp. (USA) (1)                                                                  320,000          9,933
School Specialty, Inc. (USA) (1)                                                                      257,900          8,771
Techem AG (Germany) (1)                                                                               333,850          6,432
Sylvan Learning Systems, Inc. (USA) (1)                                                               190,000          5,470
Sumitomo Real Estate Sales Co., Ltd. (Japan)                                                          155,000          5,137
Downer EDI Ltd. (Australia)                                                                         1,764,999          5,137
PARK 24 Co., Ltd. (Japan)                                                                             156,900          3,586
Hudson Highland Group, Inc. (USA) (1)                                                                 150,000          3,577
John H. Harland Co. (USA)                                                                             125,000          3,412
Informatics Holdings Ltd. (Singapore)                                                               5,757,000          3,356
Portfolio Recovery Associates, Inc. (USA) (1)                                                         100,000          2,655
Kroll Inc. (USA) (1)                                                                                   40,000          1,040


HOTELS, RESTAURANTS & LEISURE  -  6.55%
J D Wetherspoon PLC (United Kingdom)                                                                1,550,000          7,740
Sonic Corp. (USA) (1)                                                                                 195,000          5,971
Extended Stay America, Inc. (USA)                                                                     350,000          5,068
Pinnacle Entertainment, Inc. (USA) (1)                                                                500,000          4,660
IHOP Corp. (USA)                                                                                      118,400          4,556
California Pizza Kitchen, Inc. (USA) (1)                                                              200,000          4,026
Reins International Inc. (Japan)                                                                          880          4,006
Luminar PLC (United Kingdom)                                                                          500,000          3,629
Orient-Express Hotels Ltd., Class A (USA) (1)                                                         185,000          3,040
Choice Hotels International, Inc. (USA) (1)                                                            75,000          2,644
Orbitz, Inc., Class A (USA) (1)                                                                       100,000          2,320
Stanley Leisure PLC (United Kingdom)                                                                  305,000          2,157
O'Charley's Inc. (USA) (1)                                                                            100,000          1,795
Paddy Power PLC (Ireland)                                                                             145,800          1,309
Aristocrat Leisure Ltd. (Australia)                                                                   808,263          1,045
Cedar Fair, L.P.  (USA)                                                                                 7,600            234


INTERNET SOFTWARE & SERVICES  -  6.38%
InfoSpace.com, Inc. (USA) (1)                                                                         342,400          7,892
CNET Networks, Inc. (USA) (1)                                                                         900,000          6,138
Ask Jeeves, Inc. (USA) (1)                                                                            300,000          5,436
EarthLink, Inc. (USA) (1)                                                                             535,000          5,350
SmartForce PLC (ADR) (Ireland) (1)                                                                    600,000          5,190
RealNetworks, Inc. (USA) (1)                                                                          725,000          4,140
DoubleClick Inc. (USA) (1)                                                                            350,000          3,577
Ctrip.com International, Ltd. (ADR) (China) (1)                                                        80,000          2,721
iVillage Inc. (USA) (1)                                                                               663,200          2,374
Cybird Co., Ltd. (Japan) (1)                                                                              780          2,084
Retek Inc. (USA) (1)                                                                                  200,000          1,856
Homestore, Inc. (USA) (1)                                                                             300,000          1,419
FindWhat.com (USA) (1)                                                                                 75,000          1,406
Autobytel Inc. (USA) (1)                                                                              150,000          1,362
Switchboard Inc. (USA) (1)                                                                            135,000            933
Knot, Inc. (USA) (1) (2) (3)                                                                          100,000            360
Knot, Inc. (USA) (1)                                                                                   42,000            168
LookSmart, Ltd. (USA) (1)                                                                             250,000            387
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1) (2) (3)                          246,129             32


MEDIA  -  6.01%
Lions Gate Entertainment Corp., USD denominated (Canada) (1)                                        1,100,000          4,928
Lions Gate Entertainment Corp., Series A, 5.25% convertible preferred (2) (3) (4)                         572          2,835
Lions Gate Entertainment Corp. (1)                                                                    180,200            805
Lions Gate Entertainment Corp., warrants, expire 2005 (1) (2) (3)                                     237,150            246
Schibsted ASA (Norway)                                                                                354,000          6,061
SBS Broadcasting SA (Luxembourg) (1)                                                                  150,000          4,890
Clear Media Ltd. (Hong Kong) (1)                                                                    7,500,000          4,831
Gemstar-TV Guide International, Inc. (formerly Gemstar International Group Ltd. (USA) (1)             950,000          4,797
Sanctuary Group PLC (United Kingdom)                                                                4,850,000          4,212
Corus Entertainment Inc., Class B, nonvoting (Canada)                                                 170,000          3,609
Astral Media Inc., Class A (Canada)                                                                   160,000          3,465
UnitedGlobalCom, Inc., Class A (USA) (1)                                                              300,000          2,544
CanWest Global Communications Corp. (Canada) (1)                                                      175,000          1,871
Woongjin.com Co., Ltd. (South Korea)                                                                  490,900          1,290
Toei Animation Co., Ltd. (Japan)                                                                       20,000          1,020
Alma Media Oyj (Finland)                                                                               28,000          1,019
BKN International AG (Germany) (1)                                                                    107,093            288
BKN International AG (1) (2) (3)                                                                       47,010            126
BKN International AG (Germany) (1) (3)                                                                 45,897            123
Fox Kids Europe NV (Netherlands) (1)                                                                   52,233            397
Torstar Corp., Class B, nonvoting (Canada)                                                             17,500            392


SPECIALTY RETAIL  -  3.96%
Sharper Image Corp. (USA) (1)                                                                         325,000         10,611
CarMax, Inc. (USA) (1)                                                                                310,000          9,588
Culture Convenience Club Co., Ltd. (Japan)                                                            430,000          3,895
Restoration Hardware, Inc. (USA) (1)                                                                  512,000          2,432
Restoration Hardware, Inc. (1) (2)                                                                    282,051          1,340
Casual Male Retail Group, Inc. (USA) (1)                                                              400,000          2,776
Valora Holding AG (Switzerland)                                                                         8,538          2,118


METALS & MINING  -  3.86%
Wheaton River Minerals Ltd. (Canada) (1) (2)                                                        2,053,000          6,134
Wheaton River Minerals Ltd., warrants, expire 2007 (1) (2)                                            937,500          1,665
Wheaton River Minerals Ltd., Series A, warrants, expire 2007 (1) (2)                                  204,250            364
Wheaton River Minerals Ltd., Series B, warrants, expire 2008 (1) (2)                                  193,750            277
First Quantum Minerals Ltd. (Canada) (1)                                                              600,000          6,517
Gabriel Resources Ltd. (Canada) (1)                                                                 1,400,000          5,296
Kenmare Resources PLC (Ireland) (1)                                                                13,100,000          3,528
Northern Orion Resources Inc. (formerly Northern Orion Explorations Ltd.) (Canada) (1) (2)            666,600          1,585
Northern Orion Resources Inc., warrants, expire 2008 (1) (2)                                          333,000            416
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                       1,850,000          1,871
American Mineral Fields Inc. (Canada) (1)                                                           1,050,000          1,013
American Mineral Fields Inc. (1) (2)                                                                  875,000            844
Thistle Mining Inc. (Canada) (1)                                                                    3,945,455          1,127
Thistle Mining Inc., GBP denominated (1)                                                            2,100,000            627
Thistle Mining Inc., warrants, expire 2004 (1) (2) (3)                                              1,050,000              0
Ivanhoe Mines Ltd. (Canada) (1)                                                                        83,600            665
Namibian Minerals Corp., warrants, expire 2006 (Canada) (1) (3)                                       950,000              -


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.61%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                        6,660,000         10,253
National Instruments Corp. (USA)                                                                      108,500          4,933
Micronic Laser Systems AB (Sweden) (1)                                                                390,000          4,520
Venture Corp. Ltd. (Singapore)                                                                        258,000          3,039
Citizen Electronics Co., Ltd. (Japan)                                                                  30,000          2,723
TTM Technologies, Inc. (USA) (1)                                                                      100,000          1,688
Renishaw PLC (United Kingdom)                                                                         132,988          1,293
Rotork PLC (United Kingdom)                                                                           115,719            756
Hana Microelectronics PCL (Thailand)                                                                  230,000            726


BIOTECHNOLOGY  -  3.50%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                                715,100         15,890
IDEXX Laboratories, Inc. (USA) (1)                                                                    155,000          7,173
ILEX Oncology, Inc. (USA) (1)                                                                          97,300          2,068
OSI Pharmaceuticals, Inc. (USA) (1)                                                                    60,000          1,933
Q-Med AB (Sweden) (1)                                                                                  80,600          1,907


SOFTWARE  -  3.21%
Mentor Graphics Corp. (USA) (1)                                                                       460,000          6,688
Lawson Software, Inc. (USA) (1)                                                                       700,000          5,761
Borland Software Corp. (USA) (1)                                                                      545,000          5,303
Novell, Inc. (USA) (1)                                                                                400,000          4,208
Manhattan Associates, Inc. (USA) (1)                                                                   90,000          2,488
Creo Inc. (Canada) (1)                                                                                200,000          2,060
Infoteria Corp. (Japan) (1) (2) (3)                                                                       128             74


OIL & GAS  -  3.10%
First Calgary Petroleums Ltd. (Canada) (1)                                                          1,135,000          6,834
Patina Oil & Gas Corp. (USA)                                                                          125,000          6,124
Regal Petroleum PLC (United Kingdom) (1)                                                            2,233,000          4,779
Oilexco Inc. (Canada) (1)                                                                           2,900,000          2,955
Oilexco Inc., warrants, expire 2008 (1) (2) (3)                                                       725,000            122
Tullow Oil PLC (Ireland)                                                                            1,526,399          2,335
Sibir Energy PLC (United Kingdom) (1)                                                               5,129,891          1,601
OPTI Canada Inc., Class C (Canada) (1) (2) (3)                                                         77,350            911


COMMERCIAL BANKS  -  3.05%
Cathay General Bancorp, Inc. (USA)                                                                    144,000          8,018
ICICI Bank Ltd. (India)                                                                               934,200          6,073
ICICI Bank Ltd. (ADR)                                                                                   4,000             69
Aareal Bank AG (Germany)                                                                              170,000          5,292
Pusan Bank (South Korea)                                                                              575,000          3,220
HDFC Bank Ltd. (India)                                                                                326,300          2,621


HEALTH CARE PROVIDERS & SERVICES  -  2.58%
ICON PLC (ADR) (Ireland) (1)                                                                          140,000          6,104
Rhon-Klinikum AG (Germany)                                                                             76,000          4,245
Rhon-Klinikum AG, nonvoting preferred                                                                  21,000          1,081
Centene Corp. (USA) (1)                                                                               145,000          4,061
Odyssey HealthCare, Inc. (USA) (1)                                                                    120,000          3,511
American Healthways, Inc. (USA) (1)                                                                   100,000          2,387


TRANSPORTATION INFRASTRUCTURE  -  2.09%
Zhejiang Expressway Co. Ltd., Class H (China)                                                       8,000,000          5,617
Jiangsu Expressway Co. Ltd., Class H (China)                                                        9,000,000          4,783
International Container Terminal Services, Inc. (Philippines)                                      47,285,000          2,813
Anhui Expressway Co. Ltd., Class H (China)                                                          5,600,000          2,146
SembCorp Logistics Ltd. (Singapore)                                                                 1,634,000          1,924


ROAD & RAIL  -  2.01%
Overnite Corp. (USA) (1)                                                                              324,500          7,382
Northgate PLC (United Kingdom)                                                                        500,000          4,637
Container Corp. of India Ltd. (India)                                                                 217,100          3,059
SIRVA, Inc. (USA) (1)                                                                                  79,400          1,551


PHARMACEUTICALS  -  2.00%
Medicis Pharmaceutical Corp., Class A (USA)                                                            75,000          5,347
Eon Labs, Inc (USA) (1)                                                                               100,000          5,095
Recordati SpA (Italy)                                                                                 230,000          4,453
Inspire Pharmaceuticals, Inc. (USA) (1)                                                               116,000          1,643


COMPUTERS & PERIPHERALS  -  1.90%
Moser Baer India Ltd. (India)                                                                         820,000          6,186
Hutchinson Technology Inc. (USA) (1)                                                                  150,000          4,611
Infortrend Technology, Inc. (Taiwan)                                                                  950,000          3,124
Anoto Group AB (Sweden) (1)                                                                           536,453          1,266
MegaChips Corp. (Japan)                                                                                58,000            577


FOOD & STAPLES RETAILING  -  1.87%
Performance Food Group Co. (USA) (1)                                                                  315,000         11,394
Cawachi Ltd. (Japan)                                                                                   31,000          2,064
Migros Turk TA? (Turkey)                                                                          139,998,000          2,007


REAL ESTATE  -  1.70%
Central Pattana Public Co., Ltd. (Thailand)                                                         3,148,100          3,976
Corrections Corporation of America (formerly CCA Prison Realty Trust) (USA) (1)                       125,000          3,604
Golden Land Property Development PLC, nonvoting depositary receipt (Thailand) (1)                   9,600,000          2,862
Hung Poo Real Estate Development Corp. (Taiwan) (1)                                                 3,850,000          2,078
Innkeepers USA Trust  (USA)                                                                           102,200            855
Ascendas Real Estate Investment Trust (Singapore)                                                   1,100,000            745


BUILDING PRODUCTS  -  1.57%
Royal Group Technologies Ltd. (Canada) (1)                                                            470,000          4,463
Masonite International Corp. (Canada) (1)                                                              80,000          2,137
Uponor Oyj (Finland)                                                                                   60,000          1,883
Geberit AG (Switzerland)                                                                                3,600          1,763
Ultraframe PLC (United Kingdom)                                                                       350,000          1,567
Noritz Corp. (Japan)                                                                                   85,000          1,185


INTERNET & CATALOG RETAIL  -  1.37%
Internet Auction Co. Ltd. (South Korea) (1)                                                            74,000          4,163
Global Sports, Inc. (USA) (1)                                                                         400,000          3,904
drugstore.com, inc. (USA) (1)                                                                         347,300          1,914
Provide Commerce, Inc. (USA) (1)                                                                       90,000          1,365


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.33%
Tecan Group Ltd., Mannedorf (Switzerland)                                                             110,370          5,315
Cochlear Ltd. (Australia)                                                                             215,700          3,481
Nakanishi Inc. (Japan)                                                                                 24,000          1,073
TriPath Imaging, Inc. (USA) (1)                                                                        94,836            740
Lumenis Ltd. (Israel) (1)                                                                             300,000            405
InSite Vision Inc., warrants, expire 2004 (USA) (1) (2) (3)                                             9,150              0


TEXTILES, APPAREL & LUXURY GOODS  -  1.25%
Pantaloon Retail (India) Ltd. (India) (5)                                                           1,057,300          6,009
Columbia Sportswear Co. (USA) (1)                                                                      45,000          2,452
Cheil Industries Inc. (South Korea)                                                                    95,000          1,380
Nien Hsing Textile Co., Ltd. (Taiwan)                                                                 500,000            479


HOUSEHOLD DURABLES  -  1.18%
Yankee Candle Company, Inc. (USA) (1)                                                                 295,000          8,062
Rational AG (Germany)                                                                                  30,000          1,695


CONSTRUCTION & ENGINEERING  -  0.97%
LG Engineering & Construction Co., Ltd. (South Korea)                                                 350,000          5,246
Corus Group PLC (Netherlands) (1)                                                                      53,500          1,404
Taeyoung Corp. (South Korea)                                                                           40,000          1,377


INSURANCE  -  0.94%
China Insurance International Holdings Co. Ltd. (Hong Kong)                                         6,400,000          3,257
Hilb, Rogal and Hamilton Co. (USA)                                                                     90,000          2,886
LG Insurance Co., Ltd. (South Korea)                                                                  350,000          1,625


GAS UTILITIES  -  0.91%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                                                             9,475,000          5,279
International Energy Group Ltd. (United Kingdom)                                                      870,000          2,226


AIRLINES  -  0.90%
WestJet Airlines Ltd. (Canada) (1)                                                                    340,000          7,467


WIRELESS TELECOMMUNICATION SERVICES  -  0.82%
Nextel Partners, Inc., Class A (USA) (1)                                                              468,700          6,304
TeraBeam Networks (USA) (1) (2) (3)                                                                   533,332            507


DIVERSIFIED FINANCIAL SERVICES  -  0.79%
PT Bank Rakyat Indonesia (Indonesia) (1)                                                           40,096,500          5,959
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                     274,000            595


COMMUNICATIONS EQUIPMENT  -  0.78%
Polycom, Inc. (USA) (1)                                                                               150,000          2,928
Brocade Communications Systems, Inc. (USA) (1)                                                        440,000          2,543
Taiwan Green Point Enterprises Co., Ltd. (Taiwan)                                                     424,000            963


IT SERVICES  -  0.72%
Baycorp Advantage Ltd. (Australia) (1)                                                              2,600,000          5,475
iPayment, Inc. (USA) (1)                                                                               15,000            510
Socratic Technologies, Inc., Series A, convertible preferred (formerly Lone Star
    Research, Inc.) (USA) (1) (2) (3)                                                                 125,000              -


CONSTRUCTION MATERIALS  -  0.67%
Hanil Cement Co., Ltd. (South Korea)                                                                   52,000          2,681
PT Indocement Tunggal Prakarsa (Indonesia) (1)                                                      8,283,500          2,093
Zhejiang Glass Co. Ltd., Class H (China)                                                            2,113,600            749


TRADING COMPANIES & DISTRIBUTORS  -  0.58%
MSC Industrial Direct Co., Inc., Class A (USA)                                                        175,000          4,812


MULTILINE RETAIL  -  0.50%
Fred's, Inc. (USA)                                                                                     80,000          2,478
Warehouse Group Ltd. (New Zealand)                                                                    485,000          1,624


ELECTRIC UTILITIES  -  0.48%
BSES Ltd. (GDR) (India) (2)                                                                            69,100          2,280
Tata Power Co. Ltd. (India) (1)                                                                       250,000          1,724


THRIFTS & MORTGAGE FINANCE  -  0.44%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                 75,000          2,397
Saxon Capital, Inc. (USA) (1)                                                                          60,000          1,257


ELECTRICAL EQUIPMENT  -  0.44%
Moatech Co., Ltd. (South Korea)                                                                       304,000          3,344
BYD Co. Ltd., Class H (China)                                                                         102,000            269


FOOD PRODUCTS  -  0.41%
Binggrae Co., Ltd. (South Korea)                                                                      100,000          1,679
Yantai North Andre Juice Co., Ltd., Class H (China) (1)                                            11,000,000          1,162
Nutreco Holding NV (Netherland)                                                                        19,900            544


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.35%
Unwired Group Ltd. (Australia) (1)                                                                  4,433,334          2,867


BEVERAGES  -  0.30%
Robert Mondavi Corp., Class A (USA) (1)                                                                65,000          2,525


MARINE  -  0.30%
Regional Container Lines PCL (Thailand)                                                             4,044,000          2,115
China Shipping Development Co. Ltd., Class H (China)                                                  514,000            381


PAPER & FOREST PRODUCTS  -  0.27%
M-real Oyj, Class B (Finland)                                                                         257,000          2,268


OFFICE ELECTRONICS  -  0.26%
BoWE SYSTEC AG (Germany)                                                                               41,200          2,146


OTHER INDUSTRIES -  0.90%
American Capital Strategies, Ltd. (USA)                                                                50,000          1,487
China Oilfield Services Ltd., Class H (China)                                                       3,099,900          1,098
ZENON Environmental Inc. (Canada) (1)                                                                  75,000          1,086
Largan Precision Co., Ltd. (Taiwan)                                                                   110,000          1,070
Munchener Ruckversicherungs-Gesellschaft AG (USA) (1)                                                  46,000            826
Singapore Post Private Ltd. (Singapore)                                                             1,500,000            614
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)                                                        410,000            524
Kaulin Manufacturing Co. Ltd. (Taiwan)                                                                320,000            464
Nelnet, Inc., Class A (USA) (1)                                                                        14,700            329


MISCELLANEOUS  -  2.30%
Other equity securities in initial period of acquisition                                                              19,042


Total equity securities (cost: $615,043,000)                                                                         795,027



                                                                                                    PRINCIPAL       MARKET
                                                                                                     AMOUNT         VALUE
SHORT-TERM SECURITIES - 4.54%                                                                         (000)         (000)

CORPORATE SHORT-TERM NOTES  -  4.54%
Royal Bank of Scotland PLC 1.06%-1.12% due 1/6-1/22/2004 (6)                                         $ 10,000        $ 9,997
Dexia Delaware LLC 1.06% due 1/8/2004                                                                   9,800          9,798
Asset Securitization Cooperative Corp. 1.08% due 1/6/2004 (2)                                           9,400          9,398
Variable Funding Capital Corp. 0.97% due 1/2/2004 (2)                                                   5,000          5,000
UBS Finance (Delaware) LLC 0.95% due 1/2/2004                                                           3,400          3,400



Total short-term securities (cost: $37,592,000)                                                                       37,593


Total investment securities (cost: $652,635,000)                                                                     832,620
New Taiwanese Dollar (cost:  $386,000)                                                              NT$13,132            387


Other assets less liabilities                                                                                         (5,119)

Net assets                                                                                                         $ 827,888



(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) The fund owns 5.81% of the outstanding voting securities of Pantaloon Retail (India) Ltd. and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(6) This security, or a portion of this secury, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements





GROWTH FUND                         Investment portfolio as of December 31, 2003

                                                                                                   SHARES            MARKET
                                                                                                                     VALUE
EQUITY SECURITIES - 91.83%                                                                                           (000)
(common & preferred stocks)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  13.61%
Applied Materials, Inc.  (1)                                                                       10,348,400    $   232,322
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                           99,790,400        186,868
Texas Instruments Inc.                                                                              6,175,000        181,421
Broadcom Corp., Class A  (1)                                                                        4,100,000        139,769
Microchip Technology Inc.                                                                           3,575,000        119,262
Micron Technology, Inc.  (1)                                                                        7,120,500         95,913
Linear Technology Corp.                                                                             2,125,000         89,399
Altera Corp.  (1)                                                                                   3,650,000         82,855
Samsung Electronics Co., Ltd. (South Korea)                                                           192,000         72,705
Xilinx, Inc.  (1)                                                                                   1,845,000         71,475
KLA-Tencor Corp.  (1)                                                                               1,050,000         61,604
Maxim Integrated Products, Inc.                                                                     1,100,400         54,800
Analog Devices, Inc.                                                                                  775,000         35,379
VIA Technologies, Inc. (Taiwan)                                                                    16,300,000         21,150
PMC-Sierra, Inc.  (1)                                                                               1,000,000         20,150
Applied Micro Circuits Corp.  (1)                                                                   3,275,000         19,585
Teradyne, Inc.  (1)                                                                                   400,000         10,180


MEDIA  -  11.68%
Time Warner Inc. (formerly AOL Time Warner Inc.) (1)                                               23,957,725        430,999
Comcast Corp., Class A, special stock, nonvoting  (1)                                               3,618,300        113,180
Comcast Corp., Class A  (1)                                                                         2,860,000         94,008
News Corp. Ltd., preferred (ADR) (Australia)                                                        6,325,000        191,331
Liberty Media Corp., Class A  (1)                                                                  11,370,000        135,189
UnitedGlobalCom, Inc., Class A  (1)                                                                11,665,000         98,919
Fox Entertainment Group, Inc., Class A  (1)                                                         3,050,000         88,908
Cox Communications, Inc., Class A  (1)                                                              1,700,000         58,565
Viacom Inc., Class B, nonvoting                                                                       875,000         38,833
Clear Channel Communications, Inc.                                                                    700,000         32,781


PHARMACEUTICALS  -  5.52%
Forest Laboratories, Inc.  (1)                                                                      2,650,000        163,770
AstraZeneca PLC  (United Kingdom)                                                                   1,750,000         83,641
AstraZeneca PLC (Sweden)                                                                            1,225,000         59,591
AstraZeneca PLC (ADR) (United Kingdom)                                                                200,000          9,676
Eli Lilly and Co.                                                                                   1,820,000        128,001
Barr Laboratories, Inc.  (1)                                                                          700,000         53,865
Shionogi & Co., Ltd. (Japan)                                                                        2,300,000         42,741
Sepracor Inc.  (1)                                                                                  1,500,000         35,895
Pfizer Inc                                                                                            490,000         17,312
Allergan, Inc.                                                                                        160,000         12,290


INTERNET & CATALOG RETAIL  -  4.86%
InterActiveCorp  (1)                                                                               12,070,000        409,535
eBay Inc.  (1)                                                                                      1,933,600        124,891


INSURANCE  -  3.58%
American International Group, Inc.                                                                  4,425,000        293,289
XL Capital Ltd., Class A                                                                            1,140,000         88,407
Marsh & McLennan Companies, Inc.                                                                      253,600         12,145


SOFTWARE  -  3.58%
Microsoft Corp.                                                                                     7,545,000        207,789
PeopleSoft, Inc.  (1)                                                                               2,927,628         66,750
Cadence Design Systems, Inc.  (1)                                                                   3,000,000         53,940
SAP AG (ADR) (Germany)                                                                                950,000         39,482
Oracle Corp.  (1)                                                                                     950,000         12,540
Mentor Graphics Corp.  (1)                                                                            850,000         12,359


WIRELESS TELECOMMUNICATION SERVICES  -  3.34%
AT&T Wireless Services, Inc.  (1)                                                                  22,095,000        176,539
Vodafone Group PLC (ADR) (United Kingdom)                                                           5,275,000        132,086
Vodafone Group PLC                                                                                 12,500,000         30,875
China Unicom Ltd. (China)                                                                          29,104,000         27,182


HOTELS, RESTAURANTS & LEISURE  -  3.07%
Carnival Corp., units                                                                               3,910,000        155,344
Harrah's Entertainment, Inc.                                                                        1,694,900         84,355
Starbucks Corp.  (1)                                                                                2,030,000         67,112
MGM Mirage, Inc.   (1)                                                                                800,000         30,088


OIL & GAS  -  2.69%
Murphy Oil Corp.                                                                                    1,319,400         86,170
EOG Resources, Inc.                                                                                 1,135,000         52,403
Devon Energy Corp.                                                                                    679,536         38,910
Pogo Producing Co.                                                                                    700,000         33,810
Petro-Canada (Canada)                                                                                 600,000         29,602
Exxon Mobil Corp.                                                                                     550,000         22,550
Premcor Inc.  (1)                                                                                     625,000         16,250
BG Group PLC (United Kingdom)                                                                       3,050,000         15,597


TOBACCO  -  2.68%
Altria Group, Inc.                                                                                  5,410,000        294,412


INTERNET SOFTWARE & SERVICES  -  2.65%
Yahoo! Inc.  (1)                                                                                    3,666,200        165,602
T-Online International AG (Germany) (1)                                                             5,200,000         67,229
Yahoo Japan Corp. (Japan) (1)                                                                           2,432         32,605
SINA.com (Hong Kong) (1)                                                                              440,000         14,850
Homestore, Inc.  (1)                                                                                2,400,000         11,352


SPECIALTY RETAIL  -  2.65%
Lowe's Companies, Inc.                                                                              2,591,500        143,543
Michaels Stores, Inc.                                                                               1,800,000         79,560
Limited Brands, Inc.                                                                                2,200,000         39,666
Yamada Denki Co., Ltd. (Japan)                                                                        838,000         28,087


MULTILINE RETAIL  -  2.63%
Target Corp.                                                                                        4,915,000        188,736
Kohl's Corp.  (1)                                                                                   2,225,000         99,992


INDUSTRIAL CONGLOMERATES  -  2.11%
Tyco International Ltd.                                                                             5,875,000        155,688
General Electric Co.                                                                                2,440,000         75,591


COMMUNICATIONS EQUIPMENT  -  2.09%
QUALCOMM Inc.                                                                                       2,450,000        132,129
Cisco Systems, Inc.  (1)                                                                            2,283,000         55,454
Corning Inc.  (1)                                                                                   4,000,000         41,720


BIOTECHNOLOGY  -  1.84%
Amgen Inc.  (1)                                                                                     1,725,000        106,605
Biogen Idec Inc. (formerly Biogen, Inc.)  (1)                                                         930,000         34,205
Celgene Corp.  (1)                                                                                    485,100         21,839
Gilead Sciences, Inc.  (1)                                                                            350,000         20,349
Millennium Pharmaceuticals, Inc.  (1)                                                               1,000,000         18,670


THRIFTS & MORTGAGE FINANCE  -  1.82%
Fannie Mae                                                                                          2,010,000        150,871
Freddie Mac                                                                                           850,000         49,572


BEVERAGES  -  1.80%
Anheuser-Busch Companies, Inc.                                                                      1,150,000         60,582
PepsiCo, Inc.                                                                                       1,270,000         59,207
Coca-Cola Co.                                                                                       1,157,000         58,718
Adolph Coors Co., Class B                                                                             350,000         19,635


AIRLINES  -  1.45%
Southwest Airlines Co.                                                                              6,747,443        108,904
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                            1,005,000         50,893


AIR FREIGHT & LOGISTICS  -  1.43%
FedEx Corp.                                                                                         1,413,900         95,438
United Parcel Service, Inc., Class B                                                                  821,200         61,220


FOOD & STAPLES RETAILING  -  1.19%
Walgreen Co.                                                                                        1,750,000         63,665
Whole Foods Market, Inc.  (1)                                                                         525,000         35,243
Performance Food Group Co.  (1)                                                                       875,000         31,649


COMMERCIAL SERVICES & SUPPLIES  -  1.16%
Monster Worldwide Inc.  (1)                                                                         2,600,000         57,096
Allied Waste Industries, Inc.  (1)                                                                  3,073,400         42,659
Robert Half International Inc.  (1)                                                                   800,000         18,672
United Rentals, Inc.  (1)                                                                             450,000          8,667


IT SERVICES  -  1.14%
Paychex, Inc.                                                                                       1,125,000         41,850
Sabre Holdings Corp., Class A                                                                       1,593,917         34,413
Automatic Data Processing, Inc.                                                                       720,000         28,519
Ceridian Corp.  (1)                                                                                 1,000,000         20,940


HEALTH CARE PROVIDERS & SERVICES  -  1.12%
Express Scripts, Inc.  (1)                                                                          1,724,000        114,525
Lincare Holdings Inc.  (1)                                                                            270,000          8,108


AEROSPACE & DEFENSE  -  1.00%
Boeing Co.                                                                                          1,165,000         49,093
Northrop Grumman Corp.                                                                                320,000         30,592
Bombardier Inc., Class B (Canada)                                                                   4,000,000         16,891
General Dynamics Corp.                                                                                150,000         13,559


MACHINERY  -  0.94%
Illinois Tool Works Inc.                                                                              934,800         78,439
Deere & Co.                                                                                           375,000         24,394


COMPUTERS & PERIPHERALS  -  0.86%
Maxtor Corp.  (1)                                                                                   3,400,000         37,740
Fujitsu Ltd. (Japan) (1)                                                                            4,180,000         24,595
Sun Microsystems, Inc.  (1)                                                                         4,453,600         19,997
Hewlett-Packard Co.                                                                                   284,625          6,538
Dell Inc. (formerly Dell Computer Corp.)  (1)                                                         160,000          5,434


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.85%
Telefonica, SA (ADR) (Spain)                                                                        1,142,965         50,508
Deutsche Telekom AG (Germany) (1)                                                                   1,350,000         24,587
Royal KPN NV (Netherlands) (1)                                                                      2,140,000         16,439
AT&T Corp.                                                                                             50,000          1,015
NTL Inc., Series A, warrants, expire 2011  (1)                                                         43,375            423


ENERGY EQUIPMENT & SERVICES  -  0.82%
Halliburton Co.                                                                                     2,250,000         58,500
Schlumberger Ltd.                                                                                     300,000         16,416
Nabors Industries Ltd.  (1)                                                                           200,000          8,300
Patterson-UTI Energy, Inc.  (1)                                                                       220,000          7,242


DIVERSIFIED FINANCIAL SERVICES  -  0.80%
CIT Group Inc.                                                                                      1,400,000         50,330
CapitalSource Inc.  (1)                                                                             1,746,300         37,860


METALS & MINING  -  0.74%
Freeport-McMoRan Copper & Gold Inc., Class B                                                        1,000,000         42,130
Ivanhoe Mines Ltd. (Canada) (1)                                                                     2,728,200         21,692
Rio Tinto PLC (United Kingdom)                                                                        625,000         17,199


COMMERCIAL BANKS  -  0.67%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)         2,856,000,000         49,789
Wells Fargo & Co.                                                                                     400,000         23,556


CONSUMER FINANCE  -  0.61%
Capital One Financial Corp.                                                                           685,000         41,984
MBNA Corp.                                                                                          1,000,000         24,850


FOOD PRODUCTS  -  0.56%
Unilever NV (New York registered) (Netherlands)                                                       760,000         49,324
General Mills, Inc.                                                                                   265,000         12,005


CAPITAL MARKETS  -  0.53%
Bank of New York Co., Inc.                                                                            900,000         29,808
Allied Capital Corp.                                                                                1,027,000         28,633


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.47%
Solectron Corp.  (1)                                                                                5,000,000         29,550
Flextronics International Ltd. (Singapore) (1)                                                      1,500,000         22,260


HOUSEHOLD DURABLES  -  0.40%
Yankee Candle Company, Inc.  (1)                                                                    1,600,000         43,728


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.34%
St. Jude Medical, Inc.  (1)                                                                           615,000         37,730


OTHER INDUSTRIES  -  0.40%
Valspar Corp.                                                                                         466,100         23,035
Questar Corp.                                                                                         600,000         21,090


MISCELLANEOUS  -  2.15%
Other equity securities in initial period of acquisition                                                             235,922


Total equity securities (cost: $8,025,063,000)                                                                    10,086,439

                                                                                                    Principal
                                                                                                     amount
BONDS & NOTES - 0.02%                                                                                (000)

MEDIA  -  0.02%
AOL Time Warner Inc. 5.625% 2005                                                                 $      1,960          2,053

Total bonds & notes (cost: $1,894,000)                                                                                 2,053

                                                                                                   PRINCIPAL          MARKET
                                                                                                     AMOUNT           VALUE
SHORT-TERM SECURITIES - 8.15%                                                                        (000)            (000)

CORPORATE SHORT-TERM NOTES  -  7.00%
Preferred Receivables Funding Corp. 1.08%-1.09% due 1/9-2/3/2004 (2)                                   75,000         74,953
Pfizer Inc 1.02%-1.04% due 1/14-2/23/2004 (2)                                                          75,000         74,913
Three Pillars Funding Corp. 1.08% due 1/14-3/17/2004 (2)                                               74,800         74,737
CAFCO, LLC 1.07%-1.10% due 1/6-2/17/2004 (2)                                                           63,000         62,940
Triple-A One Funding Corp. 1.09% due 1/8/2004 (2)                                                      57,100         57,086
Park Avenue Receivables Corp. 1.08%-1.09% due 1/9-2/4/2004 (2)                                         50,000         49,972
Coca-Cola Co. 1.01%-1.03% due 1/23-2/6/2004                                                            44,600         44,558
E.I. DuPont de Nemours & Co. 1.03%-1.04% due 3/2-3/4/2004                                              42,650         42,569
Caterpillar Financial Services Corp. 1.02% due 1/13/2004                                               40,000         39,985
Receivables Capital Corp. 1.07%-1.09% due 1/7-2/10/2004 (2)                                            40,000         39,977
Netjets Inc. 1.06% due 2/3-2/18/2004 (2)                                                               40,000         39,951
BellSouth Corp. 1.01%-1.03% due 1/5-1/20/2004 (2)                                                      29,300         29,289
Household Finance Corp. 1.10% due 1/12/2004                                                            25,000         24,991
Minnesota Mining and Manufacturing Co. 1.02% due 1/21/2004                                             25,000         24,985
Harley-Davidson Funding Corp. 1.02%-1.03% due 2/17-2/25/2004 (2)                                       25,000         24,964
SBC International Inc. 1.03% due 1/22/2004 (2)                                                         20,700         20,687
Clorox Co. 1.04% due 1/16/2004                                                                         20,000         19,991
Golden Peanut Co., LLC 1.06%-1.07% due 1/16-2/9/2004                                                   10,100         10,091
Archer Daniels Midland Co. 1.08% due 1/21/2004 (2)                                                     10,000          9,994
Variable Funding Capital Corp. 0.97% due 1/2/2004 (2)                                                   2,400          2,400


CERTIFICATES OF DEPOSIT  -  0.59%
State Street Bank & Trust 1.05%-1.06% due 1/8-2/4/2004                                                 65,000         65,000


U.S. TREASURIES  -  0.56%
U.S. Treasury Bills 0.90%-0.92% due 1/22-2/12/2004                                                     61,500         61,453


Total short-term securities (cost: $895,487,000)                                                                     895,486

Total investment securities (cost: $8,922,444,000)                                                                10,983,978

New Taiwanese Dollar (cost: $2,769,000)                                                             NT$93,141          2,747

Other assets less liabilities                                                                                         (2,782)

Net assets                                                                                                       $10,983,943



(1)  Security did not produce income during the last 12 months.
(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

ADR = American Depositary Receipts

See Notes to Financial Statements





INTERNATIONAL FUND                 Investment portfolio as of December 31, 2003

                                                                                                                MARKET
                                                                                                                 VALUE
STOCKS - 90.96%                                                                                     SHARES       (000)

COMMERCIAL BANKS  -  9.14%
Kookmin Bank (South Korea)                                                                          1,147,850    43,032
Allied Irish Banks, PLC (Ireland)                                                                   1,829,515    29,233
Societe Generale (France)                                                                             332,500    29,215
ABN AMRO Holding NV (Netherlands)                                                                   1,236,666    28,794
HSBC Holdings PLC (United Kingdom)                                                                  1,685,322    26,389
Malayan Banking Bhd. (Malaysia)                                                                     9,500,000    24,125
Svenska Handelsbanken Group, Class A (Sweden)                                                       1,165,000    23,769
Bank of Nova Scotia (Canada)                                                                          300,000    15,239
Shinhan Financial Group Co., Ltd. (South Korea)                                                       634,670    10,152
Unibanco-Uniao de Bancos Brasileiros SA units, (GDR) (Brazil)                                         360,000     8,982
Royal Bank of Scotland Group PLC (United Kingdom)                                                     250,000     7,339
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)           360,000,000     6,276
Westpac Banking Corp. (Australia)                                                                     403,900     4,857


DIVERSIFIED TELECOMMUNICATION SERVICES  -  8.09%
Telekom Austria AG (Austria) (1)                                                                    6,215,000    76,450
Royal KPN NV (Netherlands) (1)                                                                      7,192,300    55,250
Telefonica, SA (Spain)                                                                              3,053,402    44,612
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                 574,000    18,959
Deutsche Telekom AG (Germany) (1)                                                                     670,000    12,203
BCE Inc. (Canada)                                                                                     347,398     7,750
Philippine Long Distance Telephone Co. (Philippines) (1)                                              205,000     3,585
Philippine Long Distance Telephone Co. (ADR) (1)                                                      154,000     2,683
Telecom Italia SpA, nonvoting (Italy) (1)                                                           3,000,000     6,081
Telewest Communications PLC (United Kingdom) (1)                                                    8,136,200       276
Bayan Telecommunications Holdings Corp., Class A (Philippines) (1)(2)(3)                               43,010
Bayan Telecommunications Holdings Corp., Class B  (1)(2)(3)                                            14,199


FOOD PRODUCTS  -  6.91%
Koninklijke Numico NV, Class C (Netherlands) (1)                                                    2,585,000    71,091
Nestle SA (Switzerland)                                                                               224,020    55,748
Unilever NV (Netherlands)                                                                             364,000    23,690
Unilever NV (New York registered)                                                                     200,000    12,980
Groupe Danone (France)                                                                                121,200    19,686
Unilever PLC (United Kingdom)                                                                       1,223,171    11,360


PHARMACEUTICALS  -  6.76%
AstraZeneca PLC (Sweden)                                                                              707,500    34,417
AstraZeneca PLC  (United Kingdom)                                                                     288,000    13,765
Shionogi & Co., Ltd. (Japan)                                                                        2,423,000    45,027
Novo Nordisk A/S, Class B (Denmark)                                                                   974,000    39,485
Sanofi-Synthelabo (France)                                                                            251,800    18,869
Aventis, Class A (France)                                                                             271,600    17,864
UCB NV (Belgium)                                                                                      306,924    11,515
H. Lundbeck A/S (Denmark)                                                                             420,953     6,954
Elan Corp., PLC (ADR) (Ireland) (1)                                                                   370,000     2,549


OIL & gas  -  6.22%
Husky Energy Inc. (Canada)                                                                          2,250,000    40,765
Petro-Canada (Canada)                                                                                 740,000    36,509
Norsk Hydro AS (Norway)                                                                               487,560    29,927
Canadian Natural Resources, Ltd. (Canada)                                                             400,000    20,185
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                         320,000    14,410
"Shell" Transport and Trading Co., PLC                                                                540,000     4,001
Nexen Inc. (Canada)                                                                                   423,622    15,344
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                255,000     7,456
ENI SpA (Italy)                                                                                       350,000     6,572


METALS & mining  -  4.57%
Cia. Vale do Rio Doce, ordinary nominative, (ADR) (Brazil)                                            448,500    26,237
Cia. Vale do Rio Doce, preferred nominative, Class A                                                  298,000    15,178
Alumina Ltd. (Australia)                                                                            5,327,223    26,320
WMC Resources Ltd (Australia)(1)                                                                    5,777,223    24,459
Xstrata PLC (United Kingdom)                                                                        1,708,500    19,195
BHP Billiton PLC (United Kingdom)                                                                   1,500,000    13,054
JFE Holdings, Inc. (Japan)                                                                            156,200     4,254


BEVERAGES  -  4.22%
Orkla AS (Norway)                                                                                   1,877,942    41,840
Heineken NV (Netherlands)                                                                             960,000    36,379
Southcorp Ltd. (Australia)                                                                         17,444,222    35,419
Coca-Cola HBC SA (Greece)                                                                             250,000     5,184


AUTOMOBILES -  3.80%
Honda Motor Co., Ltd. (Japan)                                                                         931,000    41,258
Suzuki Motor Corp. (Japan)                                                                          2,030,000    29,975
Toyota Motor Corp. (Japan)                                                                            528,500    17,812
Bayerische Motoren Werke AG (Germany)                                                                 245,000    11,301
Renault SA (France)                                                                                    60,650     4,164
Fuji Heavy Industries Ltd. (Japan)                                                                    500,000     2,421


ELECTRONIC EQUIPMENT & instruments  -  3.60%
Murata Manufacturing Co., Ltd. (Japan)                                                                518,700    27,961
Hirose Electric Co., Ltd. (Japan)                                                                     171,000    19,582
Hoya Corp. (Japan)                                                                                    175,000    16,032
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                     410,000    13,581
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                       2,400,000     9,449
TDK Corp. (Japan)                                                                                      90,000     6,469
Samsung SDI Co., Ltd. (South Korea)                                                                    50,000     5,898
Orbotech Ltd. (Israel) (1)                                                                            100,000     2,392


SEMICONDUCTORS & semiconductor equipment  -  3.45%
Rohm Co., Ltd. (Japan)                                                                                369,700    43,231
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                           17,239,843    32,283
Tokyo Electron Ltd. (Japan)                                                                           131,000     9,928
Samsung Electronics Co., Ltd. (South Korea)                                                            25,000     9,467
Nikon Corp. (Japan) (1)                                                                               141,000     2,121


WIRELESS TELECOMMUNICATION SERVICES  -  3.01%
Vodafone Group PLC (United Kingdom)                                                                17,300,000    42,731
KDDI Corp. (Japan)                                                                                      2,723    15,566
America Movil SA de CV, Series L (ADR) (Mexico)                                                       480,000    13,123
China Unicom Ltd. (China)                                                                           7,478,200     6,984
Bouygues SA (France)                                                                                  180,000     6,263


MEDIA  -  2.88%
VNU NV (Netherlands)                                                                                  680,000    21,381
News Corp. Ltd. (ADR) (Australia)                                                                     362,000    13,068
News Corp. Ltd., preferred                                                                            206,331     1,552
News Corp. Ltd.                                                                                       100,281       904
Mediaset SpA (Italy)                                                                                1,250,000    14,780
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                360,000    14,350
Nippon Television Network Corp. (Japan)                                                                42,000     6,229
Pearson PLC (United Kingdom)                                                                          500,000     5,546
SET Satellite (Singapore) Pte. Ltd. (India) (1)(2)(3)                                                 800,276     2,198
SET India Ltd. (India) (1)(2)(3)                                                                       32,200     1,131
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1)(2)(3)                                             675,511        -


COMPUTERS & peripherals  -  2.60%
NEC Corp. (Japan)                                                                                   3,800,000    27,913
Fujitsu Ltd. (Japan) (1)                                                                            4,550,000    26,772
Quanta Computer Inc. (Taiwan)                                                                       4,078,415    10,043
Quanta Computer Inc. (GDR) (1)(2)                                                                     716,000     8,664


TEXTILES, APPAREL & luxury goods  -  2.24%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                          2,635,406    63,036


CHEMICALS  -  2.23%
Nitto Denko Corp. (Japan)                                                                             726,200    38,538
Potash Corp. of Saskatchewan Inc. (Canada)                                                            185,000    15,999
Linde AG (Germany)                                                                                    155,300     8,324


SPECIALTY RETAIL  -  1.88%
Kingfisher PLC (United Kingdom)                                                                     3,404,158    16,908
Dixons Group PLC (United Kingdom)                                                                   6,342,341    15,722
FAST RETAILING CO., LTD. (Japan)                                                                      165,400    10,025
INDITEX SA (Spain)                                                                                    492,777     9,959
Kesa Electricals PLC (United Kingdom)                                                                  96,950       445


FOOD & staples retailing  -  1.61%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                                                     7,080,000    18,968
Coles Myer Ltd. (Australia)                                                                         2,480,578    14,102
Koninklijke Ahold NV (Netherlands) (1)                                                                930,700     7,056
Woolworths Ltd. (Australia)                                                                           580,126     5,148


PAPER & forest products  -  1.41%
UPM-Kymmene Corp. (Finland)                                                                         2,090,000    39,665


AUTO COMPONENTS  -  1.18%
Continental AG (Germany)                                                                              879,250    33,186


CAPITAL MARKETS  -  1.05%
Deutsche Bank AG (Germany)                                                                            359,000    29,606


ELECTRIC UTILITIES  -  0.96%
Scottish Power PLC (United Kingdom)                                                                 4,070,984    27,026


THRIFTS & mortgage finance  -  0.94%
Housing Development Finance Corp. Ltd. (India) (2)                                                  1,866,000    26,504


HEALTH CARE PROVIDERS & services  -  0.92%
Fresenius Medical Care AG, preferred (Germany)                                                        519,000    26,025


INSURANCE  -  0.86%
PartnerRe Holdings Ltd. (Polynational)                                                                416,300    24,166


CONSTRUCTION MATERIALS  -  0.77%
Holcim Ltd. (Switzerland)                                                                             250,000    11,597
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                            381,836    10,004
Cemex, SA de CV, warrants, expire 2004                                                                 92,038       244


AIR FREIGHT & logistics  -  0.67%
Yamato Transport Co., Ltd. (Japan)                                                                  1,600,000    18,799


AIRLINES  -  0.67%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                              260,000    13,166
Ryanair Holdings PLC (1)                                                                              346,200     2,864
Qantas Airways Ltd. (Australia)                                                                     1,114,100     2,756


DIVERSIFIED FINANCIAL SERVICES  -  0.63%
ING Groep NV (Netherlands)                                                                            759,310    17,623


HEALTH CARE EQUIPMENT & supplies  -  0.61%
Smith & Nephew PLC (United Kingdom)                                                                 2,000,000    16,737
Lumenis Ltd. (Israel) (1)                                                                             355,000       479


OFFICE ELECTRONICS  -  0.58%
Canon, Inc. (Japan)                                                                                   350,000    16,260


HOUSEHOLD DURABLES  -  0.53%
Daiwa House Industry Co., Ltd. (Japan)                                                                759,000     8,056
Sony Corp. (Japan)                                                                                    200,000     6,908


HOTELS, RESTAURANTS & leisure  -  0.52%
Hilton Group PLC (United Kingdom)                                                                   3,648,100    14,622


COMMERCIAL SERVICES & supplies  -  0.50%
Brambles Industries Ltd. (Australia)                                                                2,000,000     7,941
Vedior NV (Netherlands)                                                                               270,200     4,206
Securitas AB, Class B (Sweden)                                                                        155,000     2,087


MACHINERY  -  0.38%
Metso Oyj (Finland)                                                                                   630,000     7,655
Volvo AB, Class B (Sweden)                                                                            100,950     3,082


BUILDING PRODUCTS  -  0.37%
Asahi Glass Co., Ltd. (Japan)                                                                       1,260,000    10,323


MULTILINE RETAIL  -  0.26%
Marui Co., Ltd. (Japan)                                                                               585,000     7,353


OTHER INDUSTRIES -  0.58%
Johnson Electric Holdings Ltd. (Hong Kong)                                                          5,000,000     6,377
National Grid Transco PLC (United Kingdom)                                                            800,000     5,710
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates (Mexico)           1,600,000     4,107
Zhejiang Expressway Co. Ltd., Class H (China)                                                         248,000       174

MISCELLANEOUS  -  3.36%
Other stocks in initial period of acquisition                                                                    94,717


Total stocks (cost: $2,028,557,000)                                                                           2,561,717



                                                                                                 PRINCIPAL      MARKET
                                                                                                  AMOUNT         VALUE
CONVERTIBLE DEBENTURES - .11%                                                                                    (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.11%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                                            Euro      2,400     3,193


Total convertible debentures (cost: $3,894,000)                                                                   3,193

Total equity securities (cost: $2,032,451,000)                                                                2,564,910



                                                                                                 PRINCIPAL      MARKET
                                                                                                  AMOUNT         VALUE
BONDS & notes - 0.03%                                                                                            (000)

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (Poland)(3)                                                    Euro        842       899



Total bonds & notes (cost: $623,000)                                                                                899


                                                                                                 PRINCIPAL        MARKET
                                                                                                  AMOUNT          VALUE
SHORT-TERM SECURITIES - 8.44%                                                                                     (000)

CORPORATE SHORT-TERM NOTES  -  8.44%
Dexia Delaware LLC 1.06%-1.07% due 1/16-1/26/2004 (4)                                              35,000,000    34,980

Bank of Ireland 1.06%-1.08% due 1/26/2004 (2)                                                      35,000,000    34,973
Asset Securitization Cooperative Corp. 1.08%-1.10% due 1/6/2004 (2)                                29,200,000    29,195
CBA (Delaware) Finance Inc. 1.07%-1.08% due 1/5-1/12/2004                                          25,000,000    24,993

Danske Corp. 1.07% due 2/18/2004                                                                   25,000,000    24,963
Toronto-Dominion Holdings USA Inc. 1.075% due 1/8/2004                                             24,800,000    24,794
National Australia Funding (DE) Inc. 1.07% due 1/12/2004                                           20,000,000    19,993
Bank of Nova Scotia 1.08% due 1/5/2004                                                             15,000,000    14,998
Abbey National North America LLC 1.03% due 1/21/2004                                               15,000,000    14,991
UBS Finance (Delaware) LLC .98% due 1/2/2004                                                       13,700,000    13,699


Total short-term securities (cost: $237,580,000)                                                                237,579


Total investment securities (cost: $2,270,654,000)                                                            2,803,388
Non-U.S. currency  -  0.06%
New Taiwanese Dollar (cost: $1,723,000)                                                                      NT$571,685

Other assets less liabilities                                                                                    11,216

Net assets                                                                                                   $2,816,289



(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements





NEW WORLD FUND                    Investment portfolio, as of December 31, 2003

                                                                                                                       MARKET
                                                                                                                       VALUE
STOCKS - 76.06%                                                                                      SHARES            (000)
(common & preferred)

COMMERCIAL BANKS  -  8.08%
Shinhan Financial Group Co., Ltd. (South Korea)                                                       228,230           $3,650
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                               20,692            2,545
HSBC Holdings PLC (United Kingdom)                                                                    117,177            1,849
OTP Bank Rt. (Hungary)                                                                                129,000            1,653
Allied Irish Banks, PLC (Ireland)                                                                     101,675            1,625
Bank Zachodni WBK SA (Poland)                                                                          75,697            1,536
HDFC Bank Ltd. (India)                                                                                186,500            1,498
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                          60,000            1,497
Australia and New Zealand Banking Group Ltd. (Australia)                                               80,000            1,064
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                         896,838            1,059
ICICI Bank Ltd. (India)                                                                               125,074              813
ICICI Bank Ltd. (ADR)                                                                                   8,000              137
Banco Itau Holding Financeira SA, preferred nominative (Brazil)                                     9,000,000              894
Kookmin Bank (South Korea)                                                                             23,000              862
United Overseas Bank Ltd. (Singapore)                                                                 100,000              777
Bank of the Philippine Islands (Philippines)                                                          537,180              450


METALS & MINING  -  6.60%
Cia. Vale do Rio Doce, preferred nominative, Class A (Brazil)                                          61,000            3,107
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                       21,900            1,281
Phelps Dodge Corp. (USA) (1)                                                                           50,000            3,805
Ivanhoe Mines Ltd. (Canada) (1)                                                                       303,100            2,410
Xstrata PLC (United Kingdom)                                                                          205,000            2,303
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                                     31,000            1,306
Hindalco Industries Ltd. (India)                                                                       42,000            1,301
BHP Billiton PLC (United Kingdom)                                                                     142,664            1,242
Anglo American PLC (South Africa)                                                                      29,467              632
POSCO (South Korea)                                                                                     3,700              506


BEVERAGES  -  6.45%
Coca-Cola Co. (USA)                                                                                   104,500            5,303
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                              94,000            2,398
Orkla AS (Norway)                                                                                      96,142            2,142
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                    52,000            1,918
Heineken NV (Netherlands)                                                                              46,000            1,743
PepsiCo, Inc. (USA)                                                                                    33,900            1,580
Anheuser-Busch Companies, Inc. (USA)                                                                   30,000            1,580
Coca-Cola HBC SA (Greece)                                                                              40,000              829


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.98%
Philippine Long Distance Telephone Co. (Philippines) (1)                                              190,000            3,323
Portugal Telecom, SGPS, SA (Portugal)                                                                 290,000            2,905
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                  184,100            2,752
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (Indonesia)                 3,020,000            2,424
Telefonica, SA (Spain) (1)                                                                            157,161            2,296
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                                  60,000            1,123
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  25,000              826
KT Corp. (ADR) (South Korea)                                                                           30,000              572


PHARMACEUTICALS  -  4.80%
Dr. Reddy's Laboratories Ltd. (India)                                                                  88,000            2,767
Ranbaxy Laboratories Ltd. (India)                                                                      97,000            2,337
Novo Nordisk A/S, Class B (Denmark)                                                                    50,900            2,063
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                     32,000            1,815
AstraZeneca PLC (Sweden)                                                                               31,800            1,547
PLIVA DD (GDR) (Croatia)                                                                               80,000            1,304
Aventis (France)                                                                                       18,000            1,184


OIL & GAS  -  4.32%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                 90,000            2,632
PTT Exploration and Production PCL (Thailand)                                                         335,000            2,234
LUKoil Holding (ADR) (Russia)                                                                          21,400            1,992
Pogo Producing Co. (USA)                                                                               32,000            1,546
Nexen Inc. (Canada)                                                                                    31,260            1,132
Noble Energy, Inc. (USA)                                                                               23,000            1,022
Sasol Ltd. (South Africa)                                                                              50,000              713
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                          10,000              450


FOOD PRODUCTS  -  3.79%
Nestle India Ltd. (India)                                                                             171,550            2,602
Unilever NV (Netherlands)                                                                              31,500            2,050
Nestle SA (Switzerland)                                                                                 6,655            1,656
Unilever PLC (United Kingdom)                                                                         173,282            1,609
Groupe Danone (France)                                                                                  7,491            1,217
Sara Lee Corp. (USA)                                                                                   53,000            1,151


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.60%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                        1,690,000            2,602
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                         647,910            2,551
Samsung SDI Co., Ltd. (South Korea)                                                                    17,360            2,048
Venture Corp. Ltd. (Singapore)                                                                        101,000            1,190
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                      26,000              861
Orbotech Ltd. (Israel) (1)                                                                             22,000              526


CONSTRUCTION MATERIALS  -  3.34%
Associated Cement Companies Ltd. (India)                                                              470,000            2,533
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                                  940,000            2,107
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                             72,150            1,890
Siam Cement Co. Ltd. (Thailand)                                                                       245,000            1,708
Holcim Ltd. (Switzerland)                                                                              14,000              649
Siam City Cement PCL (Thailand)                                                                        29,600              171


WIRELESS TELECOMMUNICATION SERVICES  -  2.96%
China Unicom Ltd. (China)                                                                           2,838,000            2,651
Maxis Communications Bhd. (Malaysia)                                                                  794,000            1,578
America Movil SA de CV, Series L (ADR) (Mexico)                                                        55,500            1,517
GLOBE TELECOM, Inc. (Philippines)                                                                      82,000            1,271
China Mobile (Hong Kong) Ltd. (China)                                                                 330,000            1,014


AUTOMOBILES  -  2.57%
Suzuki Motor Corp. (Japan)                                                                            193,000            2,850
Honda Motor Co., Ltd. (Japan)                                                                          57,000            2,526
Kia Motors Corp. (South Korea)                                                                        173,000            1,583


MEDIA  -  2.45%
Astro All Asia Networks PLC (Malaysia) (1)                                                          3,478,100            4,046
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                 39,500            1,574
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                      2,250,000            1,014


THRIFTS & MORTGAGE FINANCE  -  2.28%
Housing Development Finance Corp. Ltd. (India)                                                        407,100            5,782
Housing Development Finance Corp. Ltd. (2)                                                             28,000              398


PAPER & FOREST PRODUCTS  -  1.88%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                                   130,000            4,075
Sappi Ltd. (South Africa)                                                                              76,000            1,037


PERSONAL PRODUCTS  -  1.56%
Avon Products, Inc. (USA)                                                                              62,800            4,238


CONSTRUCTION & ENGINEERING  -  1.42%
Daelim Industrial Co., Ltd. (South Korea)                                                              88,500            3,121
Hyundai Development Co. (South Korea)                                                                  70,000              726


FOOD & STAPLES RETAILING  -  1.35%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                                  62,000            1,736
Wal-Mart de Mexico, SA de CV, Series V                                                                200,000              571
Migros Turk TA? (Turkey)                                                                           94,858,800            1,360


COMMUNICATIONS EQUIPMENT  -  1.17%
Motorola, Inc. (USA)                                                                                  144,500            2,033
QUALCOMM Inc. (USA)                                                                                    21,000            1,133


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.13%
Samsung Electronics Co., Ltd. (South Korea)                                                             8,100            3,067


ELECTRICAL EQUIPMENT  -  1.00%
Bharat Heavy Electricals Ltd. (India)                                                                 168,000            1,867
Johnson Electric Holdings Ltd. (Hong Kong)                                                            667,000              851


BUILDING PRODUCTS  -  0.76%
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                         13,370            1,229
Asahi Glass Co., Ltd. (Japan)                                                                         100,000              819


MULTI-UTILITIES & UNREGULATED POWER  -  0.70%
AES Corp. (USA) (1)                                                                                   200,000            1,888


AEROSPACE & DEFENSE  -  0.64%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR) (Brazil)                    49,784            1,744


HOUSEHOLD PRODUCTS  -  0.58%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates (Mexico)             609,000            1,563


ELECTRIC UTILITIES  -  0.56%
Korea Electric Power Corp. (South Korea)                                                               83,990            1,509


HOUSEHOLD DURABLES  -  0.54%
LG Electronics Inc. (South Korea)                                                                      29,680            1,460


GAS UTILITIES  -  0.52%
Gas Natural SDG, SA (Spain)                                                                            60,000            1,397


DISTRIBUTORS  -  0.51%
Li & Fung Ltd. (Hong Kong)                                                                            806,000            1,381


INTERNET SOFTWARE & SERVICES  -  0.50%
Sohu.com Inc. (USA) (1)                                                                                16,000              480
NetEase.com, Inc. (ADR) (China) (1)                                                                    12,000              443
SINA.com (Hong Kong) (1)                                                                               13,000              439


COMMERCIAL SERVICES & SUPPLIES  -  0.42%
Sylvan Learning Systems, Inc. (USA) (1)                                                                40,000            1,152


IT SERVICES  -  0.38%
Sabre Holdings Corp., Class A (USA)                                                                    24,155              522
Infosys Technologies Ltd. (India)                                                                       4,236              519


REAL ESTATE  -  0.35%
SM Prime Holdings, Inc. (Philippines)                                                               8,110,000              950


COMPUTERS & PERIPHERALS  -  0.31%
Quanta Computer Inc. (Taiwan)                                                                         213,400              525
Quanta Computer Inc. (GDR) (2)                                                                         25,000              303


CONSUMER FINANCE  -  0.30%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009 (South Korea) (1)                      19,400 units        823


CHEMICALS  -  0.29%
Hyosung Corp. (South Korea)                                                                            64,896              774
Asian Paints (India) Ltd. (India)                                                                       3,525               26


INSURANCE  -  0.29%
American International Group, Inc. (USA)                                                               12,000              795


OTHER INDUSTRIES  -  0.20%
Largan Precision Co., Ltd. (Taiwan)                                                                    27,500              268
China Oilfield Services Ltd., Class H (China)                                                         739,300              262
Lumenis Ltd. (Israel) (1)                                                                              13,000               18


MISCELLANEOUS  -  1.48%
Other stocks in initial period of acquisition                                                                            4,022


Total stocks (cost: $152,932,000)                                                                                      206,305


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
BONDS & Notes - 11.43%                                                                                   (000)

WIRELESS TELECOMMUNICATION SERVICES  -  0.14%
Cellco Finance NV 12.75% 2005                                                                            $350              390


ELECTRICAL EQUIPMENT  -  0.08%
Elektrim Finance BV 2.00% 2005 (3)                                                                        198              211


OIL & GAS  -  0.07%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (4)                                                   200              185



NON-U.S. GOVERNMENT OBLIGATIONS  -  11.14%

Russian Federation:
5.00% 2030 (2)  (5)                                                                                     2,656            2,570
8.25% 2010                                                                                              2,250            2,521
5.00% 2030 (5)                                                                                          1,000              967
8.25% 2010 (2)                                                                                            366              410

United Mexican States Government Eurobonds, Global:
6.375% 2013                                                                                             2,000            2,080
8.625% 2008                                                                                             1,154            1,362
11.375% 2016                                                                                              908            1,289
10.375% 2009                                                                                              750              952
9.875% 2010                                                                                               125              158

Panama (Republic of):
8.25% 2008                                                                                              2,000            2,210
Global 9.375% 2029                                                                                        835              944
Global 9.375% 2023                                                                                        392              429
Interest Reduction Bond 1.938% 2014 (5)                                                                   393              371

Brazil (Federal Republic of):
Global 9.25% 2010                                                                                       1,200            1,296
Global 10.125% 2027                                                                                     1,175            1,251
14.50% 2009                                                                                               450              591
2.063% 2009 (5)                                                                                           320              305
Bearer 8.00% 2014 (6)                                                                                     308              304

Turkey (Republic of):
Treasury Bill 0% 2004                                                                        TRL2,467,870,000            1,729
11.875% 2030                                                                                           $1,225            1,666

Philippines (Republic of):
8.375% 2009                                                                                             1,665            1,763
Global 10.625% 2025                                                                                       750              838
8.875% 2008                                                                                               335              363

Peru (Republic of) 9.125% 2012                                                                          2,000            2,240

Colombia (Republic of):
Global 10.75% 2013                                                                                        560              640
10.00% 2012                                                                                               300              330

Argentina (Republic of):
12.25% 2018 (6)  (7)                                                                                    1,050              268
7.00%/15.50% 2008 (7)  (8)                                                                                389              107
12.00% 2031 (6)  (7)                                                                                      305               77

Venezuela (Republic of) 9.25% 2027                                                                        200              183


Total bonds & notes (cost: $27,775,000)                                                                                 31,000



SHORT-TERM SECURITIES - 13.06%

CORPORATE SHORT-TERM NOTES  -  10.52%
Danske Corp. 1.07% due 2/17/2004                                                                        5,400            5,392
Rio Tinto PLC 1.07% due 1/08/2004 (2)                                                                   5,000            4,999
National Australia Funding (DE) Inc. 1.07% due 1/09/2004                                                5,000            4,999
Rabobank Nederland NV 1.06% due 1/13/2004                                                               4,245            4,243
Aventis S.A. 0.85% due 1/02/2004 (2)                                                                    3,000            3,000
Toyota Motor Credit Corp. 1.05% due 2/12/2004 (2)                                                       3,000            2,996
Siemens Capital Corp. 1.05% due 1/05/2004                                                               2,900            2,900


U.S. TREASURIES  -  2.54%
U.S. Treasury Bills 0.89% due 1/02/2004                                                                 2,000            2,000
U.S. Treasury Bills 0.83% - 0.845% due 3/11/2004                                                        4,900            4,892


Total short-term securities (cost: $35,421,000)                                                                         35,421


Total investment securities (cost: $216,128,000)                                                                       272,726


New Taiwanese Dollar (cost: $100,000)                                                                NT$3,389              100


Other assets less liabilities                                                                                           (1,580)

Net assets                                                                                                            $271,246


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(5)  Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8)  Step bond; coupon rate will increase at a later date.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements





BLUE CHIP INCOME AND GROWTH FUND    Investment portfolio as of December 31, 2003

EQUITY SECURITIES - 91.25%                                                                                           MARKET
(common & preferred stocks)                                                                                          VALUE
                                                                                                    SHARES           (000)
OIL & GAS  -  7.30%
ChevronTexaco Corp.                                                                                 575,000         $49,674
Royal Dutch Petroleum Co., (New York registered) (Netherlands)                                      380,000          19,908
Exxon Mobil Corp.                                                                                   480,000          19,680
ConocoPhillips                                                                                      150,000           9,836
Unocal Corp.                                                                                        250,000           9,207
Marathon Oil Corp.                                                                                  250,000           8,273


COMPUTER & PERIPHERALS  -  6.02%
Hewlett-Packard Co.                                                                               2,050,000          47,088
International Business Machines Corp.                                                               460,000          42,633
EMC Corp.  (1)                                                                                      500,000           6,460


PHARMACEUTICALS  -  5.44%
AstraZeneca PLC (ADR) (United Kingdom)                                                              750,000          36,285
Eli Lilly and Co.                                                                                   250,000          17,583
Schering-Plough Corp.                                                                               750,000          13,042
Bristol-Myers Squibb Co.                                                                            450,000          12,870
Pfizer Inc                                                                                          200,000           7,066


HEALTH CARE PROVIDERS & SERVICES  -  4.94%
Cardinal Health, Inc.                                                                               575,000          35,167
HCA Inc.                                                                                            750,000          32,220
CIGNA Corp.                                                                                         200,000          11,500


FOOD PRODUCTS  -  4.81%
Unilever NV, (New York registered) (Netherlands)                                                  1,050,000          68,145
Kraft Foods Inc., Class A                                                                           180,000           5,800
H.J. Heinz Co.                                                                                       80,000           2,914


MULTILINE RETAIL  -  4.72%
Target Corp.                                                                                      1,250,000          48,000
Kohl's Corp.  (1)                                                                                   610,000          27,413


THRIFTS & MORTGAGE FINANCE  -  4.47%
Fannie Mae                                                                                          950,000          71,307


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.42%
Sprint Corp. - FON Group                                                                          1,925,000          31,608
AT&T Corp.                                                                                          870,000          17,661
Verizon Communications Inc.                                                                         420,000          14,734
SBC Communications Inc.                                                                             250,000           6,518


CONSUMER FINANCE  -  4.32%
Capital One Financial Corp.                                                                         525,000          32,177
MBNA Corp.                                                                                          950,000          23,608
SLM Corp.                                                                                           350,000          13,188


SPECIALTY RETAIL  -  3.62%
Lowe's Companies, Inc.                                                                              625,000          34,619
TJX Companies, Inc.                                                                                 625,000          13,781
Limited Brands, Inc.                                                                                525,000           9,466


INSURANCE  -  3.20%
American International Group, Inc.                                                                  580,000          38,442
Jefferson-Pilot Corp.                                                                               250,000          12,662


AUTOMOBILES  -  3.18%
General Motors Corp.                                                                                950,000          50,730


HOTELS, RESTAURANTS & LEISURE  -  2.56%
McDonald's Corp.                                                                                    825,000          20,485
Carnival Corp.                                                                                      515,000          20,461


INDUSTRIAL CONGLOMERATES  -  2.47%
General Electric Co.                                                                              1,275,000          39,500


CAPITAL MARKETS  -  2.35%
J.P. Morgan Chase & Co.                                                                             780,000          28,649
Bank of New York Co., Inc.                                                                          270,000           8,942


IT SERVICES  -  2.29%
Electronic Data Systems Corp.                                                                       925,000          22,700
Automatic Data Processing, Inc.                                                                     350,000          13,863


CHEMICALS  -  2.22%
Dow Chemical Co.                                                                                    600,000          24,942
Air Products and Chemicals, Inc.                                                                    200,000          10,566


AEROSPACE & DEFENSE  -  2.00%
General Dynamics Corp.                                                                              180,000          16,270
United Technologies Corp.                                                                           165,000          15,637


COMMERCIAL BANKS  -  1.90%
FleetBoston Financial Corp.                                                                         220,000           9,603
HSBC Holdings PLC (ADR) (United Kingdom)                                                            120,375           9,488
Bank of America Corp.                                                                               100,000           8,043
Wells Fargo & Co.                                                                                    54,300           3,198


MACHINERY  -  1.70%
Caterpillar Inc.                                                                                    170,000          14,113
Deere & Co.                                                                                         200,000          13,010


FOOD & STAPLES RETAILING  -  1.62%
Albertson's, Inc.                                                                                   710,000          16,081
Walgreen Co.                                                                                        270,000           9,823


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.48%
Texas Instruments Inc.                                                                              535,000          15,718
Applied Materials, Inc.  (1)                                                                        350,000           7,858


METALS & MINING  -  1.13%
Alcoa Inc.                                                                                          475,000          18,050


ENERGY EQUIPMENT & SERVICES  -  1.10%
Schlumberger Ltd.                                                                                   320,100          17,516


ELECTRIC UTILITIES  -  1.06%
FPL Group, Inc.                                                                                     179,600          11,749
Xcel Energy Inc.                                                                                    250,000           4,245
FirstEnergy Corp.                                                                                    25,901             912

AIRLINES  -  0.81%
Southwest Airlines Co.                                                                              800,000          12,912


PAPER & FOREST PRODUCTS  -  0.80%
Weyerhaeuser Co.                                                                                    200,000          12,800


HOUSEHOLD PRODUCTS  -  0.76%
Kimberly-Clark Corp.                                                                                205,000          12,113


MEDIA  -  0.70%
Time Warner Inc.(formerly AOL Time Warner Inc.)  (1)                                                450,000           8,096
Interpublic Group of Companies, Inc.  (1)                                                           200,000           3,120


MULTI-UTILITIES & UNREGULATED POWER  -  0.63%
Duke Energy Corp.                                                                                   495,000          10,123


ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                                                150,000           9,713


AIR FREIGHT & LOGISTICS  -  0.47%
United Parcel Service, Inc., Class B                                                                100,000           7,455


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.39%
Applera Corp. - Applied Biosystems Group                                                            300,000           6,213


SOFTWARE  -  0.35%
Microsoft Corp.                                                                                     200,000           5,508


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.31%
Solectron Corp.  (1)                                                                                834,300           4,931


COMMERCIAL SERVICES & SUPPLIES  -  0.23%
Pitney Bowes Inc.                                                                                    90,000           3,656


MISCELLANEOUS  -  4.87%
Other equity securities in initial period of acquisition                                                             77,844

Total equity securities (cost: $1,246,620,000)                                                                    1,457,171


SHORT-TERM SECURITIES - 8.57%
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT
                                                                                                    (000)
CORPORATE SHORT-TERM NOTES  -  5.36%
Pfizer Inc 1.01%-1.04% due 1/6-1/21/2004 (2)                                                         15,700          15,694
Preferred Receivables Funding Corp. 1.09% due 1/8-2/3/2004 (2)                                       14,000          13,989
CAFCO, LLC 1.04% due 2/12/2004 (2)                                                                   14,000          13,983
SBC International Inc. 1.05% due 1/13/2004 (2)                                                       10,000           9,996
Bellsouth Corp. 1.01% due 1/6/2004 (2)                                                                9,000           8,998
Coca-Cola Co. 1.00% due 3/5/2004                                                                      7,500           7,486
Harley-Davidson Funding Corp. 1.02% due 2/25/2004 (2)                                                 5,000           4,992
Merck & Co. Inc. 1.01% due 1/8/2004                                                                   4,200           4,199
IBM Credit Corp. 1.02% due 1/14/2004                                                                  4,100           4,098
Three Pillars Funding Corp. 1.10% due 1/12/2004 (2)                                                   2,100           2,099


U.S. TREASURIES  -  2.72%
U.S. Treasury Bills  0.795%-0.928% due 1/2-3/11/2004                                                 43,500          43,455


FEDERAL AGENCY DISCOUNT NOTES  -  0.49%
Federal Home Loan Bank 1.00% due 1/5/2004                                                             7,900           7,899


Total short-term securities (cost: $136,888,000)                                                                    136,888


Total investment securities (cost: $1,383,508,000)                                                                1,594,059
Other assets less liabilities                                                                                         2,916
Net assets                                                                                                       $1,596,975


(1)  Security did not produce income during the last 12 months.
(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

ADR = American Depositary Receipts

See Notes to Financial Statements





GROWTH - INCOME FUND               Investment portfolio as of December 31, 2003

                                                                                                                      MARKET
                                                                                                                      VALUE
STOCKS - 86.31%                                                                                      SHARES           (000)
(common & preferred)

OIL & gas  -  6.76%
Petro-Canada (Canada)                                                                               4,100,000          202,278
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                       1,700,000           89,063
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                         568,900           25,618
"Shell" Transport and Trading Co., PLC                                                                486,600            3,606
Marathon Oil Corp.                                                                                  3,450,000          114,160
ChevronTexaco Corp.                                                                                 1,070,000           92,437
Devon Energy Corp.                                                                                  1,600,000           91,616
Husky Energy Inc. (Canada)                                                                          2,742,800           49,694
Exxon Mobil Corp.                                                                                   1,200,000           49,200
Unocal Corp.                                                                                         700,000           25,781
Sunoco, Inc.                                                                                         500,000           25,575
Noble Energy, Inc.                                                                                   500,000           22,215
Ashland Inc.                                                                                         450,000           19,827
ConocoPhillips                                                                                       231,511           15,180


PHARMACEUTICALS  -  4.85%
Eli Lilly and Co.                                                                                  1,685,000          118,506
AstraZeneca PLC (ADR) (United Kingdom)                                                             2,175,550          105,253
AstraZeneca PLC (Sweden)                                                                             242,000           11,772
Pfizer Inc                                                                                         3,191,500          112,756
Bristol-Myers Squibb Co.                                                                           2,460,000           70,356
Forest Laboratories, Inc. (1)                                                                      1,134,800           70,131
Johnson & Johnson                                                                                    900,000           46,494
Merck & Co., Inc.                                                                                    900,000           41,580
Schering-Plough Corp.                                                                                944,800           16,430


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.61%
Texas Instruments Inc.                                                                             3,690,400          108,424
Applied Materials, Inc. (1)                                                                        4,300,000           96,535
Teradyne, Inc. (1)                                                                                 1,925,000           48,991
ASML Holding NV (New York registered)(Netherlands) (1)                                             1,200,000           24,060
ASML Holding NV (1)                                                                                  800,000           15,785
Intel Corp.                                                                                          850,000           27,370
Maxim Integrated Products, Inc.                                                                      480,600           23,934
Analog Devices, Inc.                                                                                 500,000           22,825
Altera Corp. (1)                                                                                   1,000,000           22,700
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                          11,850,000           22,190
KLA-Tencor Corp. (1)                                                                                 300,000           17,601
LSI Logic Corp.  (1)                                                                               1,200,000           10,644


INSURANCE  -  3.55%
American International Group, Inc.                                                                 2,250,000          149,130
Manulife Financial Corp. (Canada)                                                                  2,500,000           80,750
XL Capital Ltd., Class A                                                                             780,000           60,489
Allstate Corp.                                                                                     1,100,000           47,322
Marsh & McLennan Companies, Inc.                                                                     900,000           43,101
Jefferson-Pilot Corp.                                                                                600,000           30,390
UnumProvident Corp.                                                                                1,000,000           15,770
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                          4,500,000            7,082


COMMERCIAL BANKS  -  3.54%
Wells Fargo & Co.                                                                                  1,920,000          113,069
HSBC Holdings PLC (ADR) (United Kingdom)                                                           1,043,250           82,229
Bank of America Corp.                                                                                815,000           65,550
FleetBoston Financial Corp.                                                                          950,000           41,467
PNC Financial Services Group, Inc.                                                                   550,000           30,101
City National Corp.                                                                                  475,000           29,507
SunTrust Banks, Inc.                                                                                 350,000           25,025
Wachovia Corp.                                                                                       430,000           20,034
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units Japan)           720,000,000           12,552
BANK ONE CORP.                                                                                       183,012            8,344
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                                 600,000            4,698


MULTILINE RETAIL  -  3.50%
Kohl's Corp. (1)                                                                                   3,850,000          173,019
Target Corp.                                                                                       2,700,000          103,680
Dollar General Corp.                                                                               4,600,000           96,554
Federated Department Stores, Inc.                                                                    950,000           44,773
May Department Stores Co.                                                                            350,000           10,174


MEDIA  -  3.29%
Time Warner Inc. (formerly AOL Time Warner Inc.) (1)                                               7,950,000          143,020
Interpublic Group of Companies, Inc.  (1)                                                          4,787,600           74,687
News Corp. Ltd., preferred (ADR) (Australia)                                                       2,375,000           71,844
Gannett Co., Inc.                                                                                    300,000           26,748
Comcast Corp., Class A, special nonvoting stock  (1)                                                 800,000           25,024
Clear Channel Communications, Inc.                                                                   500,000           23,415
Dow Jones & Co., Inc.                                                                                450,000           22,432
Fox Entertainment Group, Inc., Class A  (1)                                                          500,000           14,575


HEALTH CARE PROVIDERS & SERVICES  -  3.12%
HCA Inc.                                                                                           2,655,000          114,059
WellPoint Health Networks Inc., Class A  (1)                    `                                  1,100,000          106,689
Cardinal Health, Inc.                                                                                900,000           55,044
CIGNA Corp.                                                                                          800,000           46,000
Aetna Inc.                                                                                           555,100           37,514
Service Corp. International  (1)                                                                   4,000,000           21,560


COMMERCIAL SERVICES & SUPPLIES  -  2.90%
Allied Waste Industries, Inc.  (1)                                                                 9,641,800          133,828
Pitney Bowes Inc.                                                                                  1,382,200           56,145
ServiceMaster Co.                                                                                  4,800,000           55,920
Avery Dennison Corp.                                                                                 900,000           50,418
Robert Half International Inc. (1)                                                                 1,500,000           35,010
IKON Office Solutions, Inc.                                                                        2,000,000           23,720


COMPUTERS & PERIPHERALS  -  2.73%
Hewlett-Packard Co.                                                                                6,600,000          151,602
International Business Machines Corp.                                                              1,400,000          129,752
EMC Corp.  (1)                                                                                     2,300,000           29,716
Dell Inc. (formerly Dell Computer Corp.) (1)                                                         650,000           22,074


CAPITAL MARKETS  -  2.67%
J.P. Morgan Chase & Co.                                                                            6,300,000          231,399
Bank of New York Co., Inc.                                                                         2,000,000           66,240
Deutsche Bank AG (Germany)                                                                           350,000           28,863


SPECIALTY RETAIL  -  2.37%
Lowe's Companies, Inc.                                                                             3,250,000          180,017
Gap, Inc.                                                                                          2,500,000           58,025
Limited Brands, Inc.                                                                               1,500,000           27,045
Circuit City Stores, Inc.                                                                          2,400,000           24,312


AEROSPACE & DEFENSE  -  2.35%
General Dynamics Corp.                                                                               950,000           85,870
Northrop Grumman Corp.                                                                               834,990           79,825
United Technologies Corp.                                                                            623,200           59,061
Lockheed Martin Corp.                                                                                700,000           35,980
Raytheon Co.                                                                                         900,000           27,036


THRIFTS & MORTGAGE FINANCE  -  2.35%
Fannie Mae                                                                                         2,900,000          217,674
Freddie Mac                                                                                          810,000           47,239
MGIC Investment Corp.                                                                                400,000           22,776


FOOD & STAPLES RETAILING  -  2.22%
Walgreen Co.                                                                                       3,100,000          112,778
Wal-Mart Stores, Inc.                                                                              1,600,000           84,880
Albertson's, Inc.                                                                                  3,240,000           73,386


IT SERVICES  -  2.06%
Electronic Data Systems Corp.                                                                      2,660,000           65,276
Ceridian Corp. (1)                                                                                 2,000,000           41,880
First Data Corp.                                                                                   1,000,000           41,090
Concord EFS, Inc. (1)                                                                              2,000,000           29,680
Computer Sciences Corp. (1)                                                                          650,000           28,749
Automatic Data Processing, Inc.                                                                      650,000           25,747
Sabre Holdings Corp., Class A                                                                        900,000           19,431


INDUSTRIAL CONGLOMERATES  -  1.90%
General Electric Co.                                                                               4,500,000          139,410
Tyco International Ltd.                                                                            3,500,000           92,750


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.69%
AT&T Corp.                                                                                         3,865,000           78,460
Sprint Corp. - FON Group                                                                           4,600,000           75,532
BellSouth Telecommunications, Inc.                                                                 1,200,000           33,960
SBC Communications Inc.                                                                              700,000           18,249


COMMUNICATIONS EQUIPMENT  -  1.65%
Cisco Systems, Inc. (1)                                                                            6,742,600          163,778
Nokia Corp. (ADR) (Finland)                                                                        2,250,000           38,250


CONSUMER FINANCE  -  1.57%
Capital One Financial Corp.                                                                        1,250,000           76,613
MBNA Corp.                                                                                         2,000,000           49,700
American Express Co.                                                                                 700,000           33,761
Providian Financial Corp.  (1)                                                                     2,750,000           32,010


FOOD PRODUCTS -  1.55%
Sara Lee Corp.                                                                                     3,000,000           65,130
Del Monte Foods Co.  (1)                                                                           3,985,276           41,447
Unilever NV (New York registered) (Netherlands)                                                      500,000           32,450
General Mills, Inc.                                                                                  700,000           31,710
H.J. Heinz Co.                                                                                       500,000           18,215


SOFTWARE  -  1.54%
Microsoft Corp.                                                                                    4,090,000          112,639
Oracle Corp.  (1)                                                                                  4,370,000           57,684
PeopleSoft, Inc.  (1)                                                                                800,000           18,240


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.35%
Sanmina-SCI Corp. (1)                                                                              5,000,000           63,050
Flextronics International Ltd. (Singapore) (1)                                                     3,550,000           52,682
Solectron Corp.  (1)                                                                               5,750,000           33,983
Jabil Circuit, Inc.  (1)                                                                             550,000           15,565


ROAD & RAIL  -  1.35%
Norfolk Southern Corp.                                                                             4,275,500          101,116
Burlington Northern Santa Fe Corp.                                                                 1,659,500           53,685
Union Pacific Corp.                                                                                  150,000           10,422


PERSONAL PRODUCTS  -  1.30%
Avon Products, Inc.                                                                                2,225,000          150,165
Estee Lauder Companies Inc., Class A                                                                 225,000            8,834


CHEMICALS  -  1.20%
Dow Chemical Co.                                                                                   1,590,000           66,096
Air Products and Chemicals, Inc.                                                                   1,250,000           66,038
Millennium Chemicals Inc.                                                                          1,150,000           14,582


WIRELESS TELECOMMUNICATION SERVICES  -  1.17%
Sprint Corp. - PCS Group, Series 1  (1)                                                           10,600,000           59,572
AT&T Wireless Services, Inc.  (1)                                                                  7,000,000           55,930
Nextel Communications, Inc., Class A  (1)                                                          1,000,000           28,060


TOBACCO  -  1.15%
Altria Group, Inc.                                                                                 2,575,000          140,132


AUTO COMPONENTS  -  1.06%
Magna International Inc., Class A (Canada)                                                         1,220,000           97,661
Dana Corp.                                                                                         1,731,800           31,779


PAPER & forest products  -  1.00%
Bowater Inc.                                                                                         945,000           43,763
International Paper Co.                                                                              850,000           36,644
Weyerhaeuser Co.                                                                                     350,000           22,400
Georgia-Pacific Corp., Georgia-Pacific Group                                                         439,660           13,484
MeadWestvaco Corp.                                                                                   200,000            5,950


ELECTRIC UTILITIES  -  0.99%
Dominion Resources, Inc.                                                                             675,000           43,085
Progress Energy, Inc.                                                                                450,000           20,367
FirstEnergy Corp.                                                                                    400,000           14,080
Xcel Energy Inc.                                                                                     750,000           12,735
TECO Energy, Inc.                                                                                    750,000           10,808
American Electric Power Co., Inc.                                                                    345,900           10,553
FPL Group, Inc.                                                                                      150,000            9,813


INTERNET & catalog retail  -  0.83%
eBay Inc.  (1)                                                                                     1,200,000           77,508
InterActiveCorp (1)                                                                                  700,000           23,751


METALS & MINING  -  0.77%
Rio Tinto PLC (United Kingdom)                                                                     2,300,000           63,291
Phelps Dodge Corp.  (1)                                                                              400,000           30,436


DIVERSIFIED FINANCIAL SERVICES  -  0.75%
Citigroup Inc.                                                                                     1,550,050           75,239
Principal Financial Group, Inc.                                                                      500,000           16,535


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.75%
Applera Corp. - Applied Biosystems Group                                                           3,284,600           68,024
Becton, Dickinson and Co.                                                                            570,000           23,450


MULTI-UTILITIES & UNREGULATED POWER  -  0.71%
Duke Energy Corp.                                                                                  3,200,000           65,440
Calpine Corp.  (1)                                                                                 4,500,000           21,645


HOTELS, RESTAURANTS & LEISURE  -  0.71%
Carnival Corp., units                                                                              1,300,000           51,649
McDonald's Corp.                                                                                   1,400,000           34,762


ENERGY EQUIPMENT & SERVICES  -  0.70%
Schlumberger Ltd.                                                                                  1,400,000           76,608
Halliburton Co.                                                                                      350,000            9,100


TEXTILES, APPAREL & LUXURY GOODS  -  0.66%
VF Corp.                                                                                             700,000           30,268
Jones Apparel Group, Inc.                                                                            750,000           26,423
NIKE, Inc., Class B                                                                                  350,000           23,961


AUTOMOBILES  -  0.61%
General Motors Corp.                                                                               1,400,000           74,760


HOUSEHOLD PRODUCTS  -  0.60%
Kimberly-Clark Corp.                                                                                 640,000           37,818
Procter & Gamble Co.                                                                                 350,000           34,958


MACHINERY  -  0.57%
Ingersoll-Rand Co. Ltd., Class A                                                                     525,000           35,637
Illinois Tool Works Inc.                                                                             400,000           33,564


INTERNET SOFTWARE & SERVICES  -  0.55%
Yahoo! Inc.  (1)                                                                                   1,500,000           67,755


CONTAINERS & PACKAGING  -  0.52%
Sonoco Products Co.                                                                                1,000,000           24,620
Packaging Corp. of America                                                                           750,000           16,395
Temple-Inland Inc.                                                                                   200,000           12,534
Crown Cork & Seal Co., Inc.  (1)                                                                   1,150,000           10,419


BIOTECHNOLOGY  -  0.46%
Biogen Idec Inc. (formerly Biogen Inc.)  (1)                                                       1,522,250           55,988


REAL ESTATE  -  0.42%
Boston Properties, Inc.                                                                              500,000           24,095
Equity Residential                                                                                   700,000           20,657
Plum Creek Timber Co., Inc.                                                                          205,500            6,258


BEVERAGES  -  0.29%
Coca-Cola Co.                                                                                        700,000           35,525


OTHER INDUSTRIES  -  0.43%
Southwest Airlines Co.                                                                             1,500,000           24,210
Emerson Electric Co.                                                                                 350,000           22,663
United Parcel Service, Inc., Class B                                                                 100,000            7,455

MISCELLANEOUS  -  3.64%
Other stocks in initial period of acquisition                                                                         444,832


Total stocks (cost: $8,647,413,000)                                                                                10,551,707


                                                                                                    PRINCIPAL          MARKET
                                                                                                      AMOUNT            VALUE
CONVERTIBLE DEBENTURES - .90%                                                                          (000)            (000)


COMMUNICATIONS EQUIPMENT  -  0.74%
Lucent Technologies Inc. 8.00% 2031                                                                   84,123           90,537


PHARMACEUTICALS  -  0.16%
Sepracor Inc. 5.00% 2007                                                                              20,000           19,275

Total convertible securities (cost: $111,387,000)                                                                     109,812

Total equity securities (cost: 8,758,800,000)                                                                      10,661,519


                                                                                                    PRINCIPAL          MARKET
                                                                                                      AMOUNT            VALUE
SHORT-TERM SECURITIES - 12.97%                                                                        (000)            (000)

CORPORATE SHORT-TERM NOTES  -  10.70%
CAFCO, LLC  1.04%-1.10% due 1/6-2/17/2004 (2)                                                        108,600          108,506
BellSouth Corp. 1.03%-1.04% due 1/5-1/15/2004 (2)                                                     96,575           96,541
Three Pillars Funding Corp. 1.08% due 1/14-2/17/2004 (2)                                              88,200           88,143
E.I. DuPont de Nemours & Co. 1.02% -1.05% due 1/14-2/10/2004                                          75,000           74,933
Preferred Receivables Funding Corp. 1.08%-1.09% due 1/6-3/22/2004 (2)                                 75,000           74,919
Coca-Cola Co. 1.02%-1.03% due 1/23-2/19/2004                                                          75,000           74,918
Gannett Co. 1.02%-1.03% due 1/8-1/29/2004 (2)                                                         73,400           73,373
SBC International Inc. 1.03%-1.05% due 1/13-2/12/2004 (2)                                             68,000           67,971
Pfizer Inc 1.03%-1.04% due 1/9-1/27/2004 (2)                                                          62,200           62,163
Netjets Inc. 1.06% due 1/15-2/3/2004 (2)                                                              55,000           54,955
Receivables Capital Corp. 1.08% due 1/12-1/15/2004 (2)                                                50,000           49,980
Triple-A One Funding Corp. 1.08%-1.10% due 1/5-1/21/2004 (2)                                          45,000           44,986
IBM Credit Corp. 1.02% due 1/14/2004                                                                  45,000           44,982
Procter & Gamble Co. 1.01%-1.02% due 1/16-1/23/2004 (2)                                               41,000           40,979
Caterpillar Financial Serivces Corp. 1.02%-1.04% due 1/20-3/11/2004                                   40,800           40,760
Verizon Network Funding Corp. 1.03% due 1/23-2/4/2004                                                 36,000           35,973
ChevronTexaco Corp. 1.02%-1.03% due 1/6-1/12/2004                                                     35,000           34,993
Johnson & Johnson 1.00% due 1/9/2004 (2)                                                              25,000           24,993
New Center Asset Trust 1.07% due 1/12/2004                                                            25,000           24,991
Merck & Co. Inc. 1.01% due 1/21/2004                                                                  25,000           24,985
FCAR Owner Trust I 1.09% due 1/26/2004                                                                25,000           24,980
Medtronic Inc. 1.03% due 1/16/2004 (2)                                                                20,000           19,991
Clorox Co. 1.04% due 1/16/2004                                                                        20,000           19,991
Golden Peanut Co., LLC 1.06%-1.07% due 1/7-2/9/2004                                                   20,000           19,983
Harvard University 1.03% due 1/29/2004                                                                20,000           19,982
Harley-Davidson Funding Corp. 1.04% due 1/8/2004 (2)                                                  15,000           14,996
Archer Daniels Midland Co. 1.08% due 1/21/2004 (2)                                                    15,000           14,991
Variable Funding Capital Corp. 0.97% due 1/2/2004 (2)                                                 14,300           14,299
AIG Funding, Inc. 1.05% due 1/9/2004                                                                  10,000            9,997
Yale University 1.09% due 1/13/2004                                                                    5,000            4,998


CERTIFICATES OF DEPOSIT  -  1.23%
State Street Bank & Trust 1.05% -1.06% due 1/8-2/4/2004                                              100,000           99,999
Wells Fargo & Co. 1.04% due 1/7/2004                                                                  50,000           50,000


U.S. TREASURIES  -  1.04%
U.S. Treasury Bills 0.835% - 0.915% due 1/22-2/26/2004                                               127,500          127,401



Total short-term securities (cost: $1,585,650,000)                                                                  1,585,652


Total investment securities (cost: $10,344,450,000)                                                                12,247,171
New Taiwanese Dollar (cost: 4,045,000)                                                        NT    $139,371            4,110

Other assets less liabilities                                                                                         -25,495

Net assets                                                                                                        $12,225,786


(1)  Security did not produce income during the last 12 months.
(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

ADR = American Depositary Receipts

See Notes to Financial Statements





ASSET ALLOCATION FUND             Investment portfolio as of, December 31, 2003

                                                                                                        SHARES        MARKET
                                                                                                                      VALUE
STOCKS - 63.40%                                                                                                       (000)
(common & preferred)

OIL & GAS  -  5.74%
ChevronTexaco Corp.                                                                                     750,000   $  64,792
Petro-Canada (Canada)                                                                                 1,250,000      61,670
Marathon Oil Corp.                                                                                    1,200,000      39,708
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                           360,000      18,860


PHARMACEUTICALS  -  5.29%
Bristol-Myers Squibb Co.                                                                              2,000,000      57,200
Eli Lilly and Co.                                                                                       789,100      55,497
AstraZeneca PLC (ADR) (United Kingdom)                                                                  850,000      41,123
AstraZeneca PLC (Sweden)                                                                                 75,000       3,648
Schering-Plough Corp.                                                                                   750,000      13,042


COMMERCIAL BANKS  -  4.55%
Bank of America Corp.                                                                                   600,000      48,258
Societe Generale (France)                                                                               465,000      40,857
BANK ONE CORP.                                                                                          700,000      31,913
FleetBoston Financial Corp.                                                                             550,000      24,008
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                               60,000       1,686


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.30%
CenturyTel, Inc.                                                                                      1,800,000      58,716
ALLTEL Corp.                                                                                            375,000      17,468
ALLTEL Corp. 7.75% 2005                                                                               300,000 units  14,910
AT&T Corp.                                                                                            1,250,000      25,375
Sprint Corp. - FON Group                                                                              1,250,000      20,525
NTELOS, Inc.  (1)  (2) (3)                                                                               67,782       1,365
COLT Telecom Group PLC (ADR) (United Kingdom) (2)                                                        38,400         259
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1)  (2) (3)                                        2,250           0


MULTILINE RETAIL  -  3.40%
Kohl's Corp.  (2)                                                                                     1,100,000      49,434
May Department Stores Co.                                                                             1,150,000      33,431
Target Corp.                                                                                            700,000      26,880


METALS & MINING  -  3.39%
Alcan Inc. (Canada)                                                                                     875,000      41,081
Alcoa Inc.                                                                                            1,000,000      38,000
Rio Tinto PLC (United Kingdom)                                                                        1,100,000      30,270


FOOD PRODUCTS  -  2.57%
Unilever NV (New York registered) (Netherlands)                                                         900,000      58,410
General Mills, Inc.                                                                                     300,000      13,590
Sara Lee Corp.                                                                                          500,000      10,855


FOOD & STAPLES RETAILING  -  2.34%
Walgreen Co.                                                                                          1,450,000      52,751
Albertson's, Inc.                                                                                     1,000,000      22,650


THRIFTS & MORTGAGE FINANCE  -  2.20%
Freddie Mac                                                                                             700,000      40,824
Fannie Mae                                                                                              400,000      30,024


INDUSTRIAL CONGLOMERATES  -  2.16%
General Electric Co.                                                                                  2,250,000      69,705


AEROSPACE & DEFENSE  -  2.12%
Raytheon Co.                                                                                          1,000,000      30,040
United Technologies Corp.                                                                               250,000      23,693
Honeywell International Inc.                                                                            400,000      13,372
DigitalGlobe, Inc.  (1)  (2) (3)                                                                      1,225,858       1,226


HOTELS, RESTAURANTS & LEISURE  -  2.09%
Carnival Corp., units                                                                                 1,700,000      67,541


MEDIA  -  2.04%
Time Warner Inc. (formerly AOL Time Warner)  (2)                                                      2,600,000      46,774
Comcast Corp., Class A  (2)                                                                             291,150       9,570
Interpublic Group of Companies, Inc.  (2)                                                               600,000       9,360


CAPITAL MARKETS  -  1.77%
J.P. Morgan Chase & Co.                                                                               1,500,000      55,095
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (Japan) (1)  (4)     1,750,000       1,916


COMPUTERS & PERIPHERALS  -  1.54%
Hewlett-Packard Co.                                                                                   1,500,000      34,455
International Business Machines Corp.                                                                   165,000      15,292


INSURANCE  -  1.28%
Allstate Corp.                                                                                          500,000      21,510
American International Group, Inc.                                                                      300,000      19,884


CHEMICALS  -  1.28%
Dow Chemical Co.                                                                                        750,000      31,177
Millennium Chemicals Inc.                                                                               800,000      10,144


IT SERVICES  -  1.28%
Automatic Data Processing, Inc.                                                                         800,000      31,688
Ceridian Corp.  (2)                                                                                     457,000       9,570


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.24%
Texas Instruments Inc.                                                                                  723,700      21,262
Micron Technology, Inc.  (2)                                                                          1,400,000      18,858


ENERGY EQUIPMENT & SERVICES  -  1.19%
Schlumberger Ltd.                                                                                       700,000      38,304


COMMERCIAL SERVICES & SUPPLIES  -  1.13%
Pitney Bowes Inc.                                                                                       900,000      36,558


SOFTWARE  -  1.08%
PeopleSoft, Inc.  (2)                                                                                   800,000      18,240
Microsoft Corp.                                                                                         600,000      16,524


MACHINERY  -  0.98%
Deere & Co.                                                                                             300,000      19,515
Dover Corp.                                                                                             300,000      11,925


PAPER & FOREST PRODUCTS  -  0.89%
Weyerhaeuser Co.                                                                                        450,000      28,800


BEVERAGES  -  0.87%
PepsiCo, Inc.                                                                                           600,000      27,972


AUTOMOBILES  -  0.85%
General Motors Corp.                                                                                    500,000      26,700
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                        14,100         787


MULTI-UTILITIES & UNREGULATED POWER  -  0.82%
El Paso Corp.                                                                                         2,000,000      16,380
Duke Energy Corp.                                                                                       500,000      10,225


TEXTILES, APPAREL & LUXURY GOODS  -  0.82%
Jones Apparel Group, Inc.                                                                               750,000      26,423


DISTRIBUTORS  -  0.77%
Genuine Parts Co.                                                                                       750,000      24,900


SPECIALTY RETAIL  -  0.56%
Limited Brands, Inc.                                                                                  1,000,000      18,030


HEALTH CARE PROVIDERS & SERVICES  -  0.27%
CIGNA Corp.                                                                                             150,000       8,625


OTHER INDUSTRIES  -  0.34%

American Electric Power Co., Inc.                                                                       205,900       6,282
SpectraSite, Inc. (1)  (2) (3)                                                                          136,939       4,045
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (5)                                   500         535


Miscellaneous  -  2.25%
Other stocks in initial period of acquisition                                                                        72,506
Total stocks (cost: $1,742,282,000)                                                                               2,044,488



                                                                                                      PRINCIPAL       MARKET
                                                                                                       AMOUNT         VALUE
CONVERTIBLE DEBENTURES  -  0.14%                                                                        (000)         (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.09%
Solectron Corp. 0% LYON 2020                                                                             $5,000       2,863


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.02%
NTELOS, Inc. 9.00% 2013  (1) (3)                                                                            790         805


Miscellaneous  -  0.03%
Other convertible debentures in initial period of acquisition                                                           930
Total convertible debentures (cost: $4,369,000)                                                                       4,598
Total equity securities (cost: $1,746,651,000)                                                                    2,049,086


                                                                                                      PRINCIPAL       MARKET
                                                                                                       AMOUNT         VALUE
BONDS & NOTES  -  23.40%                                                                                (000)          (000)

MEDIA  -  1.76%
Liberty Media Corp.:
 7.875% 2009                                                                                              5,000       5,800
 8.25% 2030                                                                                                 325         390
Cox Communications, Inc. 7.875% 2009                                                                      4,000       4,732
Quebecor Media Inc. 11.125% 2011                                                                          2,200       2,557
Sun Media Corp. 7.625% 2013                                                                               2,000       2,150
Young Broadcasting Inc.:
 10.00% 2011                                                                                              2,867       3,104
 Series B, 8.75% 2007                                                                                     1,020       1,051
Comcast Cable Communications, Inc. 6.875% 2009                                                            3,000       3,387
AOL Time Warner Inc. 6.875% 2012                                                                          3,000       3,382
Clear Channel Communications, Inc. 6.625% 2008                                                            3,000       3,336
Antenna TV SA 9.75% 2008                                                                                  2,500       3,232
Cinemark USA, Inc. 9.00% 2013                                                                             2,750       3,107
Univision Communications Inc.:
 2.875% 2006                                                                                              2,000       1,994
 7.85% 2011                                                                                                 830         988
Hollinger Participation Trust 12.125% 2010 (1)  (4)  (5)                                                  1,926       2,297
Gray Communications Systems, Inc. 9.25% 2011                                                              2,000       2,240
Viacom Inc. 5.625% 2007                                                                                   2,000       2,164
AMC Entertainment Inc.:
 9.50% 2011                                                                                               1,500       1,582
 9.875% 2012                                                                                                500         559
Dex Media, Inc. 8.00% 2013 (1)                                                                            1,750       1,846
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (1)                                           1,500       1,534
Regal Cinemas Corp., Series B, 9.375% 2012                                                                1,120       1,271
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                               934         870
NextMedia Operating, Inc. 10.75% 2011                                                                       750         855
Radio One, Inc., Series B, 8.875% 2011                                                                      750         831
Telenet Group Holding NV 0%/11.50% 2014 (1)  (6)                                                          1,290         819
LBI Media, Inc. 10.125% 2012                                                                                650         741


WIRELESS TELECOMMUNICATION SERVICES  -  1.28%
American Tower Corp.:
 9.375% 2009                                                                                              6,425       6,875
 7.25% 2011 (1)                                                                                             250         256
American Towers, Inc. 0% 2008                                                                               500         347
AT&T Wireless Services, Inc. 8.125% 2012                                                                  4,500       5,302
Nextel Partners, Inc.:
 8.125% 2011                                                                                              3,050       3,263
 11.00% 2010                                                                                              1,000       1,110
American Cellular Corp. 10.00% 2011 (1)                                                                   2,250       2,520
Dobson Communications Corp. 8.875% 2013 (1)                                                               1,760       1,791
Crown Castle International Corp.:
 Series B, 7.50% 2013 (1)                                                                                 2,200       2,222
 7.50% 2013 (1)                                                                                           1,500       1,515
 9.375% 2011                                                                                                250         279
 9.00% 2011                                                                                                 250         268
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           4,000       4,272
Nextel Communications, Inc.:
 7.375% 2015                                                                                              1,650       1,782
 6.875% 2013                                                                                              1,000       1,062
Western Wireless Corp. 9.25% 2013                                                                         2,450       2,597
Triton PCS, Inc.:
 9.375% 2011                                                                                              1,000       1,025
 8.75% 2011                                                                                                 825         817
 8.50% 2013                                                                                                 225         243
Vodafone Group PLC 7.75% 2010                                                                             1,500       1,780
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                    1,475       1,626
Cricket Communications, Inc.: (4) (7)
 6.188% 2007                                                                                                280         179
 6.375% 2007                                                                                                165         106


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.90%
Qwest Services Corp. 13.00% 2007 (1)                                                                      3,925       4,631
Qwest Capital Funding, Inc. 7.75% 2006                                                                    1,000       1,040
Sprint Capital Corp.:
 6.90% 2019                                                                                               3,000       3,073
 7.625% 2011                                                                                              1,500       1,684
Deutsche Telekom International Finance BV 8.25% 2005 (4)                                                  3,500       3,798
AT&T Corp. 7.00% 2006 (4)                                                                                 3,000       3,320
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                                      2,550       2,998
Koninklijke KPN NV 8.00% 2010                                                                             2,000       2,396
Cincinnati Bell Inc. 7.25% 2013 (1)                                                                       2,225       2,347
British Telecommunications PLC 8.375% 2010 (4)                                                            1,500       1,828
France Telecom 9.00% 2011 (4)                                                                             1,000       1,203
FairPoint Communications, Inc. 11.875% 2010                                                                 750         877


HOTELS, RESTAURANTS & LEISURE  -  0.82%
Six Flags, Inc.:
 9.75% 2013                                                                                               1,375       1,454
 9.50% 2009                                                                                               1,000       1,052
 9.625% 2014 (1)                                                                                          1,000       1,050
 8.875% 2010                                                                                                950         980
Premier Parks Inc. 9.75% 2007                                                                             1,100       1,154
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                               4,000       4,260
 8.75% 2011                                                                                               1,000       1,135
MGM Mirage, Inc. 8.50% 2010                                                                               3,000       3,457
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            2,250       2,346
Hyatt Equities, LLC 6.875% 2007 (1)                                                                       2,000       2,150
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                             1,500       1,537
Sbarro, Inc. 11.00% 2009                                                                                  1,750       1,391
CKE Restaurants, Inc. 9.125% 2009                                                                         1,250       1,287
Buffets, Inc. 11.25% 2010                                                                                 1,000       1,077
Boyd Gaming Corp. 7.75% 2012                                                                              1,000       1,075
Eldorado Resorts LLC 10.50% 2006                                                                            879         892


INSURANCE  -  0.79%
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006 (1)                                       2,000       2,150
Transamerica Corp. 9.375% 2008                                                                            1,600       1,903
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (8)                                                  3,000       3,714
International Lease Finance Corp.:
 4.50% 2008                                                                                               2,000       2,067
 4.35% 2008                                                                                               1,500       1,532
Mangrove Bay Pass Through Trust 6.102% 2033 (1) (4)                                                       2,980       2,956
Allstate Financial Global Funding LLC 4.25% 2008 (1)                                                      2,000       2,048
Principal Life Global Funding I 4.40% 2010 (1)                                                            2,000       2,016
Travelers Property Casualty Corp. 3.75% 2008                                                              2,000       2,011
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (1)                                       1,500       1,610
MetLife, Inc. 3.911% 2005                                                                                 1,505       1,548
CNA Financial Corp. 7.25% 2023                                                                            1,000       1,004
ACE Capital Trust II 9.70% 2030                                                                             750         981


ELECTRIC UTILITIES  -  0.68%
Edison Mission Energy:
 7.73% 2009                                                                                               3,000       2,872
 10.00% 2008                                                                                              2,250       2,346
Homer City Funding LLC 8.734% 2026 (8)                                                                      200         216
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                      3,089       3,711
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               1,535       1,638
Progress Energy, Inc. 5.85% 2008                                                                          2,305       2,475
Israel Electric Corp. Ltd. 7.70% 2018 (1)                                                                 1,750       1,922
Exelon Generation Co., LLC 6.95% 2011                                                                     1,680       1,890
Cilcorp Inc. 9.375% 2029                                                                                  1,185       1,598
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                              1,500       1,559
Tri-State Generation and Transmission Association, Inc., Series 2003-A, 6.04% 2018 (1)                    1,500       1,542


MULTI-UTILITIES & UNREGULATED POWER  -  0.57%
Dynegy Holdings Inc. 10.125% 2013 (1)                                                                     4,600       5,313
AES Corp.:
 8.75% 2013 (1)                                                                                           2,200       2,469
 9.50% 2009                                                                                               1,300       1,448
 10.00% 2005 (1)  (8)                                                                                       673         688
 9.375% 2010                                                                                                112         125
Northwest Pipeline Corporation 8.125% 2010                                                                1,850       2,063
Transcontinental Gas Pipe Line Corp. 7.25% 2026                                                           1,875       1,931
El Paso Corp. 7.75% 2032                                                                                  3,000       2,573
Constellation Energy Group, Inc. 6.125% 2009                                                              1,000       1,100
Nevada Power Co. 9.00% 2013 (1)                                                                             725         806


OIL & GAS  -  0.56%
Premcor Refining Group Inc.:
 7.75% 2012 (1)                                                                                           3,000       3,105
 7.50% 2015                                                                                               1,500       1,545
Western Oil Sands Inc. 8.375% 2012                                                                        2,700       3,088
General Maritime Corp. 10.00% 2013                                                                        2,300       2,608
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (8)                                             1,870       2,456
Petrozuata Finance, Inc., Series B: (8)
 8.22% 2017 (1)                                                                                           2,180       2,017
 8.22% 2017                                                                                                 350         324
ConocoPhillips 3.625% 2007                                                                                1,500       1,513
Newfield Exploration Co. 8.375% 2012                                                                      1,175       1,322


AUTOMOBILES  -  0.53%
Ford Motor Credit Co.:
 7.375% 2011                                                                                              3,000       3,274
 7.25% 2011                                                                                               2,000       2,172
 7.875% 2010                                                                                              1,250       1,398
 6.875% 2006                                                                                                500         534
General Motors Acceptance Corp.:
 6.875% 2011                                                                                              4,000       4,315
 6.125% 2006                                                                                              2,000       2,142
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                               2,000       2,144
 7.75% 2011                                                                                               1,000       1,145


HEALTH CARE PROVIDERS & SERVICES  -  0.47%
HCA Inc.:
 6.25% 2013                                                                                               2,415       2,476
 7.125% 2006                                                                                              1,335       1,447
Concentra Operating Corp.:
 9.50% 2010                                                                                               2,250       2,441
 9.50% 2010 (1)                                                                                             500         543
Aetna Inc. 7.375% 2006                                                                                    2,650       2,917
Humana Inc. 7.25% 2006                                                                                    2,500       2,733
Tenet Healthcare Corp. 7.375% 2013                                                                        2,500       2,525


PAPER & FOREST PRODUCTS  -  0.44%
Weyerhaeuser Co. 5.95% 2008                                                                               3,000       3,228
Georgia-Pacific Corp.:
 9.50% 2022                                                                                               1,500       1,568
 8.125% 2011                                                                                              1,250       1,381
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                             2,500       2,404
Norske Skogindustrier ASA 7.125% 2033 (1)                                                                 2,000       2,082
Potlatch Corp. 10.00% 2011                                                                                1,655       1,854
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                               2,000       1,548


METALS & MINING  -  0.41%
Allegheny Technologies, Inc. 8.375% 2011                                                                  3,000       2,955
Oregon Steel Mills, Inc. 10.00% 2009                                                                      3,000       2,648
Earle M. Jorgensen Co. 9.75% 2012                                                                         2,100       2,342
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                          1,825       2,112
Steel Dynamics, Inc. 9.50% 2009                                                                           1,000       1,115
Gerdau Ameristeel Corp. 10.375% 2011 (1)                                                                  1,000       1,110
AK Steel Corp.:
 7.75% 2012                                                                                                 750         645
 7.875% 2009                                                                                                325         287


REAL ESTATE  -  0.38%
United Dominion Realty Trust, Inc. 6.50% 2009                                                             3,000       3,310
EOP Operating LP:
 7.75% 2007                                                                                               1,000       1,147
 7.25% 2018                                                                                               1,000       1,128
Host Marriott, LP:
 Series G, 9.25% 2007                                                                                     1,250       1,403
 Series E, 8.375% 2006                                                                                      400         429
 Series I, 9.50% 2007                                                                                       350         391
Hospitality Properties Trust 6.75% 2013                                                                   1,725       1,810
Rouse Co. 7.20% 2012                                                                                      1,500       1,694
Federal Realty Investment Trust 6.125% 2007                                                               1,000       1,069


CONSUMER FINANCE  -  0.37%
SLM Corp., Series A:
 3.625% 2008                                                                                              2,500       2,492
 3.95% 2008                                                                                               1,000       1,011
Capital One Financial Corp.:
 7.125% 2008                                                                                              2,000       2,163
 8.75% 2007                                                                                               1,155       1,302
MBNA Corp., Series B, 1.963% 2027 (4)                                                                     3,000       2,610
Advanta Capital Trust I, Series B, 8.99% 2026                                                             3,000       2,355


COMMERCIAL BANKS  -  0.37%
Household Finance Corp. 7.875% 2007                                                                       4,500       5,146
UFJ Finance Aruba AEC 6.75% 2013                                                                          2,325       2,484
National Westminster Bank PLC 7.75% (undated) (4)                                                         2,000       2,288
HBOS PLC 5.375% (undated) (1)                                                                             2,000       2,004


COMMERCIAL SERVICES & SUPPLIES  -  0.37%
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                   4,000       4,080
Cendant Corp.:
 6.25% 2008                                                                                               2,000       2,184
 6.875% 2006                                                                                              1,000       1,098
Allied Waste North America, Inc.:
 8.50% 2008                                                                                                 875         978
 Series B, 8.875% 2008                                                                                      750         844
Synagro Technologies, Inc. 9.50% 2009                                                                     1,500       1,635
WMX Technologies, Inc. 8.00% 2004                                                                         1,000       1,018


CONTAINERS & PACKAGING  -  0.35%
Owens-Brockway Glass Container Inc. 7.75% 2011                                                            2,000       2,158
Owens-Illinois, Inc. 7.35% 2008                                                                             750         773
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                 2,000       2,100
Norampac Inc. 6.75% 2013                                                                                  1,650       1,728
Longview Fibre Co. 10.00% 2009                                                                            1,250       1,378
Graphic Packaging International, Inc. 9.50% 2013 (1)                                                      1,000       1,110
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                   1,000       1,095
Temple-Inland Inc. 7.875% 2012                                                                              815         947


CHEMICALS  -  0.30%
Dow Chemical Co.:
 5.75% 2009                                                                                               1,500       1,608
 6.00% 2012                                                                                               1,500       1,582
Lyondell Chemical Co.:
 11.125% 2012                                                                                             1,250       1,394
 Series A, 9.625% 2007                                                                                      625         666
 Series B, 9.875% 2007                                                                                      500         530
Equistar Chemicals, LP and Equistar Funding Corp.:
 10.625% 2011 (1)                                                                                           125         139
 10.625% 2011                                                                                                75          83
ICI Wilmington, Inc. 5.625% 2013                                                                          2,500       2,517
Nalco Co. 7.75% 2011 (1)                                                                                  1,190       1,279


INDUSTRIAL CONGLOMERATES  -  0.30%
Tyco International Group SA:
 6.125% 2008                                                                                              2,000       2,150
 6.375% 2011                                                                                              1,500       1,611
General Electric Capital Corp., Series A, 5.00% 2007                                                      3,500       3,731
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                                       2,000       2,201


HOUSEHOLD DURABLES  -  0.29%
William Lyon Homes, Inc. 10.75% 2013                                                                      2,000       2,285
K. Hovnanian Enterprises, Inc.:
 7.75% 2013                                                                                               1,250       1,327
 8.875% 2012                                                                                                780         862
Salton, Inc. 12.25% 2008                                                                                  1,750       1,873
Beazer Homes USA, Inc. 8.375% 2012                                                                        1,500       1,661
WCI Communities, Inc.:
 10.625% 2011                                                                                               775         880
 9.125% 2012                                                                                                500         553


MACHINERY  -  0.27%
Terex Corp.:
 Class B, 10.375% 2011                                                                                    2,350       2,644
 7.375% 2014 (1)                                                                                          1,500       1,541
John Deere Capital Corp. 3.90% 2008                                                                       2,000       2,034
NMHG Holding Co. 10.00% 2009                                                                              1,500       1,665
Cummins Inc. 9.50% 2010 (1)                                                                                 825         953


FOOD PRODUCTS  -  0.26%
Burns Philp Capital Pty Ltd.: (1)
 9.75% 2012                                                                                               3,175       3,413
 10.75% 2011                                                                                              1,925       2,108
 9.50% 2010                                                                                                 500         545
Del Monte Corp., Series B, 8.625% 2012                                                                    1,075       1,183
Fage Dairy Industry SA 9.00% 2007                                                                         1,000       1,026


AUTO COMPONENTS  -  0.25%
Stoneridge, Inc. 11.50% 2012                                                                              2,850       3,377
ArvinMeritor, Inc. 8.75% 2012                                                                             1,500       1,725
Dana Corp. 10.125% 2010                                                                                   1,250       1,463
Tenneco Automotive Inc., Series B, 11.625% 2009                                                           1,000       1,085
TRW Automotive  Acquisition Inc.:
 9.375% 2013                                                                                                300         344
 11.00% 2013                                                                                                175         207


AEROSPACE & DEFENSE  -  0.24%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1)  (8)                                  4,180       4,565
Raytheon Co. 4.85% 2011                                                                                   2,000       2,006
General Dynamics Corp. 4.50% 2010                                                                         1,000       1,024


OTHER INDUSTRIES  -  1.68%
Electronic Data Systems Corp.:
 Series B, 6.00% 2013 (4)                                                                                 3,360       3,309
 7.125% 2009                                                                                              1,600       1,710
J.C. Penney Co., Inc. 8.25% 2022 (8)                                                                      4,165       4,326
Motorola, Inc. 8.00% 2011                                                                                 2,500       2,962
Technical Olympic USA, Inc. 10.375% 2012                                                                  2,500       2,813
CIT Group Inc. 6.875% 2009                                                                                2,500       2,812
Solectron Corp. 9.625% 2009                                                                               2,500       2,800
Jacuzzi Brands, Inc. 9.625% 2010 (1)                                                                      2,250       2,486
NiSource Finance Corp. 7.625% 2005                                                                        2,000       2,186
Payless ShoeSource, Inc. 8.25% 2013                                                                       2,225       2,153
ON Semiconductor Corp. 13.00% 2008 (4)                                                                    1,825       2,131
CVS Corp. 6.117% 2013 (1)  (8)                                                                            1,934       2,082
Amkor Technology, Inc.:
 7.75% 2013                                                                                               1,100       1,185
 9.25% 2008                                                                                                 725         827
Saks Inc.:
 7.50% 2010                                                                                               1,000       1,090
 9.875% 2011                                                                                                550         657
 7.375% 2019                                                                                                120         123
Sanmina-SCI Corp. 10.375% 2010                                                                            1,500       1,763
Washington Mutual, Inc. 7.50% 2006                                                                        1,500       1,677
Koppers Inc. 9.875% 2013 (1)                                                                              1,500       1,661
Pathmark Stores, Inc. 8.75% 2012                                                                          1,500       1,575
Gap, Inc. 6.90% 2007                                                                                      1,415       1,569
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2002-2, 5.14% 2021 (8)            1,500       1,482
TFM, SA de CV:
 10.25% 2007                                                                                                475         499
 12.50% 2012                                                                                                435         498
 11.75% 2009                                                                                                430         444
Toys "R" Us, Inc.:
 7.875% 2013                                                                                                740         797
 7.375% 2018                                                                                                640         641
Constellation Brands, Inc. 8.125% 2012                                                                    1,250       1,375
RailAmerica Transportation Corp. 12.875% 2010                                                             1,000       1,166
Nortek, Inc. 0%/10.00% 2011 (1)  (6)                                                                      1,500       1,091
Citigroup Inc. 3.50% 2008                                                                                 1,000       1,005
Winn-Dixie Stores, Inc. 8.875% 2008                                                                         950         969
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                       230         252


MORTGAGE-BACKED OBLIGATIONS  (8)  -  3.99%
Agency pass-throughs:
 Freddie Mac:
  6.00% 2033 - 2034                                                                                      12,674      13,093
  5.00% 2019 - 2034                                                                                      10,000      10,029
  6.50% 2016                                                                                              2,955       3,133
 Fannie Mae:
  5.50% 2017 - 2034                                                                                      17,899      18,288
  6.00% 2013 - 2016                                                                                       2,697       2,843
  6.50% 2016 - 2032                                                                                       2,570       2,715
  7.00% 2009 - 2032                                                                                       1,706       1,818
 Government National Mortgage Assn.:
  6.00% 2034                                                                                              1,840       1,906
  7.00% 2022 - 2024                                                                                       1,759       1,888
  7.50% 2029                                                                                              1,496       1,614
  6.50% 2029                                                                                              1,505       1,592
  8.00% 2020 - 2030                                                                                       1,294       1,408
  8.50% 2021 - 2029                                                                                         389         429
Private label mortgage obligations:  (4)
 WaMu Mortgage Pass-Through Certificates Trust:
  Series 2003-AR8, Class A, 4.03% 2033                                                                    4,653       4,695
  Series 2003-AR7, Class A-7, 3.84% 2033                                                                  2,672       2,623
 Banc of America Mortgage Securities Trust:
  Series 2003-G, Class 2-A-1, 4.088% 2033                                                                 4,540       4,559
  Series 2003-D, Class 2-A-1, 4.183% 2033                                                                 2,350       2,361
 Bear Stearns ARM Trust:
  Series 2003-9, Class III-A-2, 5.082% 2034                                                               4,897       4,984
  Series 2003-3, Class II-A-2, 4.211% 2033                                                                1,773       1,785
 Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class I-A-1, 4.522% 2033                    4,973       4,897
 CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.842% 2033                                  2,491       2,477
Commercial mortgage-backed obligations:
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                                                  3,000       3,343
  Series 2003-KIDS, Class A, 1.843% 2016 (1)  (4)                                                         2,973       2,973
 DLJ Mortgage Acceptance Corp., Class A-1B:
  Series 1998-CF1, 6.41% 2031                                                                             5,000       5,529
  Series 1996-CF2, 7.29% 2021 (1)                                                                           757         778
 Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                         3,120       3,419
 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                       2,716       2,932
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                       2,165       2,378
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                              1,881       1,980
 Opryland Hotel Trust, Series 2001-OPRA, Class C, 2.11% 2011 (1)  (4)                                     2,000       1,956
 GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036                          1,000       1,162
Private issue pass-through obligations:
Wells Fargo Mortgage Backed Securities Trust, Class A-1:
 Series 2003-13, 4.50% 2018                                                                               4,942       4,947
 Series 2003-12, 4.75% 2018                                                                               2,468       2,463
Residential Funding Mortgage Securities I, Inc., Series 2003-S15, Class A-1, 4.50% 2018                   2,403       2,377
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.541% 2027 (1)  (4)                        1,388       1,533
Private issue collateralized mortgage obligations:
 Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (1)                           1,830       1,875


ASSET-BACKED OBLIGATIONS  (8)  -  1.85%
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                                       3,000       3,061
 Series 2000-2, Class B, 7.42% 2005                                                                       2,000       2,044
 Series 2000-2, Class A-4, 4.30% 2010                                                                     2,000       2,024
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2003-5,
    Class A-2, 2.43% 2033                                                                                 5,000       5,013
Continental Airlines, Inc.:
 Series 2001-1, Class B, 7.373% 2017                                                                      2,410       2,095
 Series 1998-3, Class C-2, 7.25% 2005                                                                     1,500       1,432
 Series 1996-2C, 10.22% 2016                                                                              1,594       1,261
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds, Series 2001-A,
    Class A, 6.36% 2025                                                                                   3,770       3,689
MBNA Credit Card Master Note Trust, Series 2002-1, Class B-1, 5.15% 2009                                  3,000       3,171
Hyundai Auto Receivables Trust 2001-A, Class C, 5.57% 2006 (1)                                            3,000       3,119
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009 (1)         3,000       3,044
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (1)                    2,926       2,948
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (1)                        2,570       2,566
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4, FSA insured, 3.48% 2010              2,500       2,549
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                              2,000       1,520
 Series 1992-A2, 9.20% 2014                                                                               1,000         740
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 1.963% 2006 (1)  (4)                      2,750       2,255
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008 (1)                       2,000       2,016
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                     2,000       1,993
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15% 2024                        1,800       1,800
Providian Master Trust, Series 2000-1, Class C, 2.291% 2009 (1)  (4)                                      1,500       1,479
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
   Series 1997-1, Class A-6, 6.38% 2008                                                                   1,313       1,400
United Air Lines, Inc.:  (7)
 Series 1996-A2, 7.87% 2019                                                                               2,500         911
 Series 1995-A1, 9.02% 2012                                                                               1,196         467
Pass-Through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012 (1)                  1,277       1,295
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46% 2008 (1)                    1,068       1,080
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (1)      1,000       1,053
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26% 2009 (1)                       884         904
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (1)                                821         824
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (1)                                         816         812
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)  (3) (7)                                            5,000         600
Drive Auto Receivables Trust, Series 2000-1, Class A, MBIA insured, 6.672% 2006 (1)                         282         286
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (1)                                               2,014         141


U.S. TREASURY BONDS AND NOTES  -  2.65%
7.00% 2006 (9)                                                                                           25,000      28,008
6.50% 2005                                                                                               20,000      21,372
3.375% 2007 (10)                                                                                         11,677      12,649
3.625% 2008 (10)                                                                                          5,726       6,333
3.50% 2011 (10)                                                                                           5,315       5,977
5.75% 2010                                                                                                5,000       5,608
2.625% 2008                                                                                               5,000       4,925
11.75% 2010                                                                                                 500         557


MUNICIPAL OBLIGATIONS  -  0.19%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.75% 2032        3,065       2,818
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1,
   6.25% 2033 (8)                                                                                         1,500       1,916
State of California Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 3.585% 2004      1,500       1,508


Non-U.S. GOVERNMENT OBLIGATIONS  -  0.08%
Brazil (Federal Republic of) 10.25% 2013                                                                  2,250       2,537
Total bonds & notes (cost: $722,081,000)                                                                            754,736


SHORT-TERM SECURITIES  -  15.67%

CORPORATE SHORT-TERM NOTES  -  13.05%
Pfizer Inc 1.02%-1.03% due 1/8-2/4/2004 (1)                                                              37,800      37,776
Ciesco LLP 1.08% due 1/20/2004 (1)                                                                        8,700       8,695
Ciesco LLP 1.09% due 1/15/2004                                                                           20,000      19,991
Harley-Davidson Funding Corp. 1.02% due 1/14-2/25/2004 (1)                                               26,000      25,975
Gannett Co. 1.01% due 1/7/2004 (1)                                                                       25,000      24,995
Caterpillar Financial Services Corp. 1.02%-1.05% due 1/5-1/20/2004                                       25,000      24,990
Johnson & Johnson 1.00% due 1/21/2004 (1)                                                                25,000      24,985
Merck & Co. Inc. 1.01% due 1/22/2004                                                                     25,000      24,985
Verizon Network Funding Corp. 1.03% due 1/23/2004                                                        25,000      24,984
Medtronic Inc. 1.02%-1.03% due 1/23-1/30/2004 (1)                                                        25,000      24,981
Park Avenue Receivables Corp. 1.08% due 1/14/2004 (1)                                                    23,600      23,590
Triple-A One Funding Corp. 1.08%-1.09% due 1/2-1/12/2004 (1)                                             22,170      22,165
BellSouth Corp. 1.01%-1.02% due 1/6-1/9/2004 (1) (9)                                                     20,000      19,996
SBC International Inc. 1.05% due 1/12/2004 (1)                                                           20,000      19,993
Kimberly-Clark Worldwide Inc. 1.00% due 2/6/2004 (1)                                                     15,200      15,184
FCAR Owner Trust I 1.07% due 1/28/2004                                                                   15,000      14,988
Preferred Receivables Funding Corp. 1.08% due 2/5/2004 (1)                                               14,600      14,584
Variable Funding Capital Corp. 0.97% due 1/2/2004 (1)                                                    13,600      13,599
Netjets Inc. 1.05%-1.06% due 1/15-1/23/2004 (1)                                                          12,250      12,243
Procter & Gamble Co. 1.02% due 1/23/2004 (1)                                                             12,200      12,192
Archer Daniels Midland Co. 1.08% due 1/21/2004 (1)                                                       10,000       9,994


U.S. TREASURIES  -  2.00%
U.S. Treasury Bills 0.855%-0.91% due 1/22-2/5/2004                                                       64,600      64,554


CERTIFICATES OF DEPOSIT  -  0.62%

State Street Bank & Trust 1.06% due 1/16/2004                                                            20,000      20,000
Total short-term securities (cost: $505,438,000)                                                                    505,439
Total investment securities (cost: $2,974,170,000)                                                                3,309,261

Other assets less liabilities                                                                                       (84,175)
Net assets                                                                                                       $3,225,086


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)  Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4)  Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)  Step bond; coupon rate will increase at a later date.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements





BOND FUND                          Investment portfolio as of, December 31, 2003

                                                                                                      PRINCIPAL      MARKET
                                                                                                       AMOUNT         VALUE
Bonds & notes  -  84.49%                                                                                (000)         (000)
MEDIA  -  5.88%
Liberty Media Corp.:
 7.875% 2009                                                                                          $3,500        $4,060
 8.25% 2030                                                                                            2,600         3,122
 8.50% 2029                                                                                            1,000         1,216
 7.75% 2009                                                                                              750           861
 5.70% 2013                                                                                              500           507
AOL Time Warner Inc.:
 6.125% 2006                                                                                           2,250         2,424
 6.875% 2012                                                                                           2,000         2,255
 7.625% 2031                                                                                           1,000         1,158
Time Warner Inc. 7.75% 2005                                                                              500           540
Young Broadcasting Inc.:
 10.00% 2011                                                                                           2,716         2,940
 Series B, 8.75% 2007                                                                                  1,529         1,575
 8.50% 2008 (1)                                                                                        1,000         1,080
 Series B, 9.00% 2006                                                                                    594           596
Viacom Inc.:
 6.625% 2011                                                                                           2,000         2,274
 5.625% 2007                                                                                           1,200         1,298
CBS Corp. 7.15% 2005                                                                                   2,000         2,144
News America Holdings Inc. 7.75% 2045                                                                  2,000         2,373
News America, Inc.:
 4.75% 2010                                                                                            2,000         2,054
 6.75% 2038                                                                                            1,000         1,118
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                       2,250         2,616
Clear Channel Communications, Inc.:
 4.625% 2008                                                                                             875           904
 6.625% 2008                                                                                             750           834
 5.75% 2013                                                                                              750           785
Tele-Communications, Inc. 9.80% 2012                                                                   2,000         2,613
Comcast Cable Communications, Inc. 8.375% 2007                                                           750           870
Comcast Corp. 6.50% 2015                                                                                 750           816
Univision Communications Inc.:
 7.85% 2011                                                                                            1,925         2,292
 3.875% 2008                                                                                           2,000         1,981
Videotron Ltee 6.875% 2014 (1)                                                                         3,500         3,631
Charter Communications Holdings, LLC: (2)
 0%/11.75% 2011                                                                                        3,100         2,092
 0%/13.50% 2011                                                                                          425           319
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (1)                                          725           741
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       2,500         2,912
EchoStar DBS Corp. 9.125% 2009                                                                         2,475         2,781
Telenet Communications NV 9.00% 2013 (1)                                                        Euro   1,000         1,305
Telenet Group Holding NV 0%/11.50% 2014 (1)  (2)                                                      $2,000         1,270
Dex Media, Inc.: (1)
 8.00% 2013                                                                                            1,250         1,319
 0%/9.00% 2013  (2)                                                                                    1,400           994
Adelphia Communications Corp.:  (3)
 10.25% 2011                                                                                           1,450         1,348
 10.25% 2006                                                                                           1,000           935
RH Donnelley Inc. 8.875% 2010 (1)                                                                      2,000         2,260
PanAmSat Corp. 6.125% 2005                                                                             2,000         2,057
Emmis Communications Corp. 0%/12.50% 2011 (2)                                                          2,050         1,909
Antenna TV SA 9.75% 2008                                                                        Euro   1,425         1,842
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                         $1,225         1,292
Hollinger Participation Trust 12.125% 2010 (1)  (4)  (5)                                                 973         1,161
Regal Cinemas Corp., Series B, 9.375% 2012                                                             1,000         1,135
Cinemark USA, Inc. 9.00% 2013                                                                          1,000         1,130
Radio One, Inc., Series B, 8.875% 2011                                                                 1,000         1,107
Cox Radio, Inc. 6.625% 2006                                                                            1,000         1,082
Entravision Communications Corp. 8.125% 2009                                                           1,000         1,075
AMC Entertainment Inc. 9.50% 2009                                                                      1,000         1,035
Gray Communications Systems, Inc. 9.25% 2011                                                             875           980
CSC Holdings, Inc., Series B, 8.125% 2009                                                                750           810
Gannett Co., Inc. 4.95% 2005                                                                             750           780
British Sky Broadcasting Group PLC 8.20% 2009                                                            625           745
LBI Media, Inc. 10.125% 2012                                                                             250           285
RBS Participacoes SA 11.00% 2007 (1)                                                                     250           189


WIRELESS TELECOMMUNICATION SERVICES  -  5.52%
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                                           3,110         3,664
 7.875% 2011                                                                                           3,140         3,640
 7.50% 2007                                                                                            3,000         3,366
 8.75% 2031                                                                                              500           619
Tritel PCS, Inc. 10.375% 2011                                                                          2,987         3,576
Nextel Communications, Inc.:
 7.375% 2015                                                                                          12,250        13,230
 6.875% 2013                                                                                           1,350         1,434
American Tower Corp.:
 9.375% 2009                                                                                           3,775         4,039
 7.25% 2011 (1)                                                                                        3,825         3,911
 0% 2008                                                                                               3,000         2,085
Crown Castle International Corp.:
 10.75% 2011                                                                                           2,000         2,260
 9.375% 2011                                                                                           1,750         1,951
 7.50% 2013 (1)                                                                                        1,800         1,818
 Series B, 7.50% 2013 (1)                                                                              1,750         1,767
 9.00% 2011                                                                                            1,250         1,341
American Cellular Corp. 10.00% 2011 (1)                                                                4,750         5,320
Dobson Communications Corp.:
 8.875% 2013 (1)                                                                                       1,375         1,399
 10.875% 2010                                                                                          1,000         1,095
Nextel Partners, Inc.:
 8.125% 2011                                                                                           4,300         4,601
 12.50% 2009                                                                                             684           797
Western Wireless Corp. 9.25% 2013                                                                      4,450         4,717
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                        3,090         3,300
Vodafone Group PLC:
 5.375% 2015                                                                                           1,500         1,518
 7.75% 2010                                                                                            1,125         1,335
Triton PCS, Inc.:
 8.50% 2013                                                                                            1,250         1,350
 9.375% 2011                                                                                           1,000         1,025
Mobile Telesystems Finance 5.17% 2004 (1) (4)                                                          2,000         2,005
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                 1,000         1,102
Centennial Cellular Corp. 10.75% 2008                                                                    750           795
Cricket Communications, Inc.: (3) (4)
 6.188% 2007                                                                                           1,440           922
 6.375% 2007                                                                                           1,350           864
Cingular Wireless LLC 5.625% 2006                                                                      1,000         1,073
Rogers Cantel Inc. 9.75% 2016                                                                            500           605


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.36%
Sprint Capital Corp.:
 8.375% 2012                                                                                           4,000         4,681
 7.90% 2005                                                                                            3,655         3,895
 7.625% 2011                                                                                           2,495         2,801
 6.00% 2007                                                                                            2,615         2,795
 6.90% 2019                                                                                            2,000         2,049
 6.875% 2028                                                                                           1,250         1,224
 7.125% 2006                                                                                             605           655
Qwest Services Corp.: (1)
 13.50% 2010                                                                                           3,192         3,894
 13.00% 2007                                                                                           2,891         3,411
 14.00% 2014                                                                                           1,080         1,380
Qwest Corp. 8.875% 2012 (1)                                                                            1,250         1,441
Qwest Capital Funding, Inc. 7.75% 2006                                                                   625           650
France Telecom: (4)
 9.00% 2011                                                                                            4,000         4,812
 8.45% 2006                                                                                            2,000         2,235
Orange PLC 8.75% 2006                                                                                  2,000         2,255
AT&T Corp. 7.80% 2011 (4)                                                                              5,400         6,226
Telecom Italia SpA, Series B, 5.25% 2013 (1)                                                           4,750         4,770
Cincinnati Bell Inc. 7.25% 2013 (1)                                                                    3,750         3,956
British Telecommunications PLC: (4)
 8.875% 2030                                                                                           1,500         1,968
 8.375% 2010                                                                                           1,000         1,219
Comcast UK Cable Partners Ltd. 11.20% 2007                                                             1,900         1,928
Deutsche Telekom International Finance BV: (4)
 9.25% 2032                                                                                              900         1,239
 8.50% 2010                                                                                              250           303
VoiceStream Wireless Corp. 10.375% 2009                                                                    -             0
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                                   1,000         1,176
Verizon Virginia Inc., Series A, 4.625% 2013                                                           1,000           966
Koninklijke KPN NV 8.00% 2010                                                                            750           899
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                                        750           889
TELUS Corp. 8.00% 2011                                                                                   750           878
Telewest Communications PLC 11.25% 2008 (3)                                                              750           486
TeleWest PLC 11.00% 2007  (3)                                                                            375           246
GT Group Telecom Inc. 0%/13.25% 2010 (2)  (3)                                                          1,000             2


COMMERCIAL BANKS  -  3.50%
HBOS PLC 5.375% (undated) (1)                                                                          4,500         4,509
HBOS Treasury Services PLC 3.75% 2008 (1)                                                              1,500         1,503
Bank of Scotland 7.00% (undated) (1)  (4)                                                                480           532
Royal Bank of Scotland Group PLC:
 7.648% (undated) (4)                                                                                  2,250         2,695
 Series 3, 7.816% (undated)                                                                            1,500         1,650
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                                     1,500         1,437
National Westminster Bank PLC 7.75% (undated) (4)                                                        250           286
Abbey National PLC: (4)
 7.35% (undated)                                                                                       3,000         3,313
 6.70% (undated)                                                                                       1,300         1,439
UFJ Finance Aruba AEC 6.75% 2013                                                                       4,150         4,434
Household Finance Corp.:
 6.75% 2011                                                                                            1,850         2,086
 7.00% 2012                                                                                            1,000         1,142
 6.375% 2011                                                                                           1,000         1,103
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (4)                                         3,000         3,393
Bank of America Corp. 4.375% 2010                                                                      3,000         3,012
J.P. Morgan Chase & Co. 5.75% 2013                                                                     2,750         2,905
Barclays Bank PLC: (1)  (4)
 6.86% callable perpetual core tier one notes (undated)                                                2,000         2,177
 7.375% (undated)                                                                                        500           583
Popular North America, Inc., Series E, 3.875% 2008                                                     2,000         1,998
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                                     1,500         1,780
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                                 1,330         1,574
Chevy Chase Bank, FSB:
 6.875% 2013                                                                                           1,000         1,030
 9.25% 2008                                                                                              500           518
Bayerische Landesbank, Series F, 2.50% 2006                                                            1,500         1,519
City National Corp. 5.125% 2013                                                                        1,500         1,486
Zions Bancorp. 6.00% 2015                                                                              1,000         1,051
US Bank National Association 2.85% 2006                                                                1,000         1,006
AB Spintab 7.50% (undated) (1)  (4)                                                                      750           833
State Street Capital Trust II 1.68% 2008 (4)                                                             750           753
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                         350           431


AUTOMOBILES  -  3.16%
General Motors Acceptance Corp.:
 6.125% 2007                                                                                          10,500        11,287
 7.75% 2010                                                                                            2,750         3,121
 8.00% 2031                                                                                            2,500         2,816
 6.875% 2011                                                                                           2,000         2,157
General Motors Corp. 7.20% 2011                                                                        1,875         2,064
Ford Motor Credit Co.:
 7.375% 2011                                                                                           6,800         7,422
 6.50% 2007                                                                                            4,500         4,797
 7.25% 2011                                                                                            1,500         1,629
 7.375% 2009                                                                                             750           825
 7.875% 2010                                                                                             375           420
Ford Motor Co. 7.45% 2031                                                                              1,000         1,013
DaimlerChrysler North America Holding Corp.:
 6.50% 2013                                                                                            4,000         4,221
 7.75% 2011                                                                                            3,000         3,435
 7.30% 2012                                                                                            1,750         1,952


HOTELS, RESTAURANTS & LEISURE  -  3.12%
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                           2,730         2,962
 7.875% 2012                                                                                           2,575         2,910
IT&T Corp. 6.75% 2005                                                                                    500           527
Royal Caribbean Cruises Ltd.:
 8.75% 2011                                                                                            2,625         2,979
 8.00% 2010                                                                                            1,875         2,053
 7.00% 2007                                                                                            1,175         1,251
Mohegan Tribal Gaming Authority:
 6.375% 2009                                                                                           2,500         2,594
 8.125% 2006                                                                                           1,500         1,624
 8.375% 2011                                                                                           1,000         1,095
Mirage Resorts, Inc. 6.625% 2005                                                                       2,000         2,085
MGM Mirage, Inc.:
 6.00% 2009                                                                                            2,000         2,065
 8.50% 2010                                                                                              875         1,008
Hilton Hotels Corp.:
 8.25% 2011                                                                                            2,522         2,919
 7.20% 2009                                                                                              825           907
 7.625% 2008                                                                                             695           776
Six Flags, Inc.:
 9.625% 2014 (1)                                                                                       1,000         1,050
 8.875% 2010                                                                                           1,000         1,031
 9.50% 2009                                                                                              500           526
Premier Parks Inc. 9.75% 2007                                                                          1,000         1,049
Extended Stay America, Inc. 9.875% 2011                                                                2,000         2,250
Boyd Gaming Corp.:
 9.25% 2009                                                                                               750           842
 7.75% 2012                                                                                               750           806
Hyatt Equities, LLC 6.875% 2007 (1)                                                                     1,500         1,613
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                   1,500         1,592
Carnival Corp.:
 6.15% 2008                                                                                               750           817
 3.75% 2007 (1)                                                                                           500           501
Harrah's Operating Co., Inc. 8.00% 2011                                                                 1,000         1,176
YUM  Brands, Inc. 7.70% 2012                                                                            1,000         1,156
Station Casinos, Inc.:
 8.375% 2008                                                                                              750           807
 9.875% 2010                                                                                              250           276
Buffets, Inc. 11.25% 2010                                                                               1,000         1,077
Florida Panthers Holdings, Inc. 9.875% 2009                                                             1,000         1,070
International Game Technology:
 7.875% 2004                                                                                              500           510
 8.375% 2009                                                                                              250           300
Argosy Gaming Co. 9.00% 2011                                                                              250           278


ELECTRIC UTILITIES  -  2.42%
Edison Mission Energy:
 7.73% 2009                                                                                             1,500         1,436
 10.00% 2008                                                                                            1,000         1,043
 9.875% 2011                                                                                              875           914
Midwest Generation, LLC, Series B, 8.56% 2016 (6)                                                       1,900         1,983
Mission Energy Holding Co. 13.50% 2008                                                                  1,825         1,798
Homer City Funding LLC 8.734% 2026 (6)                                                                  1,000         1,080
Edison International 6.875% 2004                                                                          760           785
Southern Power Co., Series B, 6.25% 2012                                                                6,000         6,494
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                             2,750         2,935
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                             1,500         1,568
 Series 2002-C, 5.70% 2012 (4)                                                                            675           713
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                                500           514
Cilcorp Inc.:
 9.375% 2029                                                                                            2,000         2,698
 8.70% 2009                                                                                             1,000         1,208
Commonwealth Edison Co., Series 99, 3.70% 2008                                                          1,500         1,507
Exelon Generation Co., LLC 6.95% 2011                                                                   1,300         1,462
American Electric Power Co., Inc., Series A, 6.125% 2006                                                2,200         2,372
SP  PowerAssets Ltd. 3.80% 2008 (1)                                                                     2,000         2,010
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                                             1,000         1,098
 7.75% 2027                                                                                               620           648
Progress Energy, Inc. 6.05% 2007                                                                        1,000         1,075
Oncor Electric Delivery Co. 6.375% 2012                                                                   800           881


HEALTH CARE PROVIDERS & SERVICES  -  2.15%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (7)                                                                                         4,500         4,742
 7.00% 2007                                                                                             2,500         2,739
 8.85% 2007                                                                                             2,000         2,263
HCA - The Healthcare Co. 8.75% 2010                                                                     1,250         1,490
HCA Inc. 6.25% 2013                                                                                     1,250         1,282
Aetna Inc.:
 7.875% 2011                                                                                            2,350         2,782
 7.375% 2006                                                                                            1,650         1,816
Concentra Operating Corp.:
 9.50% 2010 (1)                                                                                         2,000         2,170
 9.50% 2010                                                                                             2,000         2,170
Universal Hospital Services, Inc. 10.125% 2011 (1)                                                      3,000         3,165
Triad Hospitals, Inc. 7.00% 2013 (1)                                                                    2,500         2,531
Humana Inc. 7.25% 2006                                                                                  1,500         1,640
Quintiles Transnational Corp. 10.00% 2013 (1)                                                           1,250         1,356
UnitedHealth Group Inc. 5.20% 2007                                                                      1,000         1,071
Tenet Healthcare Corp. 6.375% 2011                                                                      1,000           965


MULTI-UTILITIES & UNREGULATED POWER  -  1.97%
AES Corp.:
 8.75% 2013 (1)                                                                                         3,000         3,368
 9.375% 2010                                                                                            2,019         2,249
 9.50% 2009                                                                                               695           774
 9.00% 2015 (1)                                                                                           350           397
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                                              2,500         2,613
AES Ironwood, LLC 8.857% 2025 (6)                                                                       1,223         1,308
Dynegy Holdings Inc.:  (1)
 9.875% 2010                                                                                            3,225         3,644
 10.125% 2013                                                                                           2,750         3,176
Williams Companies, Inc.:
 8.125% 2012                                                                                            1,830         2,040
 8.625% 2010                                                                                              500           564
Williams Holdings of Delaware, Inc. 6.25% 2006                                                            500           515
Nevada Power Co. 9.00% 2013 (1)                                                                         2,750         3,056
Constellation Energy Group, Inc. 6.125% 2009                                                            2,550         2,804
Southern Natural Gas Co. 8.00% 2032                                                                     1,750         1,816
Drax Group Ltd.: (1)  (4)
 Class A-1, 6.066% 2015                                                                         Lira      242           402
 Class B, 5.566% 2025                                                                                     205           303
Drax Group Ltd., Class A-2, unit 7.566% 2015 (1) (4) (8)                                                  278           521


PAPER & FOREST PRODUCTS  -  1.86%
Georgia-Pacific Corp.:
 9.50% 2022                                                                                            $2,000         2,090
 7.50% 2006                                                                                             1,380         1,466
 8.125% 2011                                                                                            1,000         1,105
 7.70% 2015                                                                                               650           679
Fort James Corp. 6.875% 2007                                                                            1,625         1,723
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                                             2,500         2,460
 6.00% 2013                                                                                             2,500         2,404
Abitibi-Consolidated Inc. 7.875% 2009                                                                   1,500         1,624
Packaging Corp. of America 5.75% 2013                                                                   6,250         6,325
Norske Skogindustrier ASA:  (1)
 7.125% 2033                                                                                            2,500         2,602
 6.125% 2015                                                                                              500           508
Weyerhaeuser Co.:
 6.75% 2012                                                                                             1,000         1,093
 5.95% 2008                                                                                             1,000         1,076
Potlatch Corp. 10.00% 2011                                                                              1,250         1,400
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)                                             1,000           774
Kappa Beheer BV 10.625% 2009                                                                    Euro      250           337
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (9)                                                      $1,500           315


HOUSEHOLD DURABLES  -  1.70%
D.R. Horton, Inc.:
 8.00% 2009                                                                                             3,700         4,200
 7.875% 2011                                                                                            1,400         1,596
 6.875% 2013                                                                                              600           642
Schuler Homes, Inc. 10.50% 2011                                                                           250           291
NVR, Inc. 5.00% 2010                                                                                    5,000         4,925
Centex Corp. 4.75% 2008                                                                                 3,675         3,795
Pulte Homes, Inc.:
 7.875% 2032                                                                                            1,750         2,039
 8.125% 2011                                                                                            1,395         1,659
MDC Holdings, Inc. 5.50% 2013                                                                           3,250         3,263
Beazer Homes USA, Inc. 8.375% 2012                                                                      1,000         1,108
Toll Brothers, Inc. 6.875% 2012                                                                           750           828
Lennar Corp. 7.625% 2009                                                                                  500           578
Ryland Group, Inc. 9.75% 2010                                                                             500           570


INSURANCE  -  1.70%
International Lease Finance Corp.:
 Series O, 4.55% 2009                                                                                   5,000         4,995
 3.75% 2007                                                                                             1,700         1,735
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                      1,000         1,091
CNA Financial Corp.:
 6.60% 2008                                                                                             1,736         1,830
 6.95% 2018                                                                                             1,000         1,005
 6.75% 2006                                                                                               230           245
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (6)                                                2,250         2,786
Monumental Global Funding Trust II: (1)
 3.45% 2007                                                                                             1,800         1,811
 2002-A, Series A, 5.20% 2007                                                                             750           801
Allstate Financial Global Funding LLC: (1)
 4.25% 2008                                                                                             1,250         1,280
 5.25% 2007                                                                                               750           807
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                            1,000         1,077
Nationwide Mutual Insurance Co. 7.875% 2033 (1)                                                           750           870
Travelers Property Casualty Corp. 5.00% 2013                                                            1,750         1,754
MetLife, Inc. 3.911% 2005                                                                               1,130         1,162
Hartford Financial Services Group, Inc. 2.375% 2006                                                     1,000           996
Mangrove Bay Pass Through Trust 6.102% 2033 (1) (4)                                                       750           744
ReliaStar Financial Corp. 8.00% 2006                                                                      250           283


FOOD & STAPLES RETAILING  -  1.60%
Delhaize America, Inc.:
 7.375% 2006                                                                                            5,645         6,097
 8.125% 2011                                                                                            4,100         4,736
 9.00% 2031                                                                                               660           805
Ahold Finance U.S.A., Inc.:
 8.25% 2010                                                                                             2,295         2,513
 6.25% 2009                                                                                             1,530         1,541
 6.50% 2017                                                                                     Lira      525           852
Ahold Lease Pass Through Trust: (6)
 Series 2001-A-2, 8.62% 2025                                                                             $950           955
 Series 2001-A-1, 7.82% 2020                                                                               24            24
Winn-Dixie Stores, Inc. 8.875% 2008                                                                     2,000         2,040
SUPERVALU INC 7.50% 2012                                                                                1,500         1,707
CVS Corp. 6.117% 2013 (1)  (6)                                                                          1,450         1,561
Rite Aid Corp. 6.875% 2013                                                                              1,250         1,206


INDUSTRIAL CONGLOMERATES  -  1.57%
Tyco International Group SA:
 6.375% 2011                                                                                            3,770         4,048
 6.125% 2008                                                                                            2,375         2,553
 6.00% 2013 (1)                                                                                         1,875         1,941
 6.125% 2009                                                                                            1,000         1,075
Hutchison Whampoa International Ltd.: (1)
 6.50% 2013                                                                                             3,250         3,392
 6.25% 2014                                                                                             2,500         2,544
 7.00% 2011                                                                                             1,000         1,101
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (1)                                                  500           546
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                            1,250         1,346
 6.00% 2012                                                                                             1,000         1,086
 3.50% 2008                                                                                             1,000         1,002
General Electric Co. 5.00% 2013                                                                         2,750         2,786


METALS & MINING  -  1.57%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                        5,375         6,222
Luscar Coal Ltd. 9.75% 2011                                                                             2,750         3,128
Steel Dynamics, Inc. 9.50% 2009                                                                         2,750         3,066
United States Steel Corp. 9.75% 2010                                                                    2,500         2,825
Inco Ltd.:
 7.20% 2032                                                                                             2,000         2,193
 7.75% 2012                                                                                               500           584
Alcan, Inc. 5.20% 2014                                                                                  2,000         2,025
Oregon Steel Mills, Inc. 10.00% 2009                                                                    1,000           883
AK Steel Corp. 7.75% 2012                                                                               1,000           860
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (9)                                                        2,500           550
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                                   500           542
Allegheny Technologies, Inc. 8.375% 2011                                                                  500           493


REAL ESTATE  -  1.49%
Host Marriott, LP:
 Series J, 7.125% 2013 (1)                                                                              4,500         4,613
 Series E, 8.375% 2006                                                                                  1,500         1,607
ProLogis Trust:
 5.50% 2013                                                                                             2,000         2,060
 7.05% 2006                                                                                               250           279
iStar Financial, Inc.:
 7.00% 2008                                                                                               950         1,031
 6.00% 2010                                                                                               750           769
 8.75% 2008                                                                                               450           522
Rouse Co. 7.20% 2012                                                                                    1,500         1,694
United Dominion Realty Trust, Inc.:
 6.50% 2009                                                                                             1,000         1,103
 4.50% 2008                                                                                               500           509
Hospitality Properties Trust 6.75% 2013                                                                 1,500         1,574
EOP Operating LP:
 6.75% 2012                                                                                               750           830
 8.10% 2010                                                                                               500           589
First Industrial, LP 6.875% 2012                                                                        1,250         1,368
FelCor Lodging LP 9.00% 2011                                                                            1,000         1,090
Simon Property Group, LP 4.875% 2010                                                                    1,000         1,021
Developers Diversified Realty Corp. 4.625% 2010                                                         1,000           996
Kimco Realty Corp. 6.00% 2012                                                                             500           532


COMMERCIAL SERVICES & SUPPLIES  -  1.43%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                            2,500         2,713
 6.50% 2010 (1)                                                                                         2,250         2,318
 8.50% 2008                                                                                             1,750         1,956
 Series B, 8.875% 2008                                                                                  1,500         1,688
 Series B, 7.625% 2006                                                                                  1,500         1,586
Cendant Corp.:
 7.375% 2013                                                                                            3,500         4,020
 6.25% 2008                                                                                             3,000         3,276
 6.875% 2006                                                                                              500           549
Waste Management, Inc.:
 7.375% 2010                                                                                            1,400         1,620
 7.00% 2006                                                                                             1,000         1,103
WMX Technologies, Inc. 7.10% 2026                                                                         500           543


OIL & GAS  -  1.26%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                             3,750         4,219
 6.75% 2011 (1)                                                                                         2,700         2,747
 9.50% 2013                                                                                               650           744
 7.50% 2015                                                                                               275           283
Newfield Exploration Co. 8.375% 2012                                                                    3,000         3,375
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (6)                                                 2,500         2,313
ConocoPhillips 4.75% 2012                                                                               2,000         2,012
Teekay Shipping Corp. 8.875% 2011                                                                       1,000         1,140
Devon Financing Corp., ULC 6.875% 2011                                                                    750           852
General Maritime Corp. 10.00% 2013                                                                        500           567
Reliance Industries Ltd., Series B, 10.25% 2097 (1)                                                       500           546


SPECIALTY RETAIL  -  1.17%
Toys "R" Us, Inc.:
 7.875% 2013                                                                                            2,580         2,780
 7.375% 2018                                                                                            1,500         1,502
 7.625% 2011                                                                                            1,000         1,072
Office Depot, Inc.:
 10.00% 2008                                                                                            2,000         2,390
 6.25% 2013                                                                                             1,875         1,972
Gap, Inc.:
 10.55% 2008 (4)                                                                                        1,955         2,419
 6.90% 2007                                                                                               500           554
Boise Cascade Corp. 6.50% 2010                                                                          2,500         2,611
Staples, Inc. 7.375% 2012                                                                               2,000         2,306


CONSUMER FINANCE  -  1.11%
Capital One Bank:
 6.65% 2004                                                                                             2,250         2,272
 6.875% 2006                                                                                            1,500         1,623
 6.50% 2013                                                                                             1,500         1,575
Capital One Financial Corp.:
 7.125% 2008                                                                                            1,500         1,622
 8.75% 2007                                                                                               800           902
Capital One Capital I 2.713% 2027 (1)  (4)                                                                250           213
USA Education, Inc. 5.625% 2007                                                                         3,250         3,525
SLM Corp., Series A:
 5.00% 2015                                                                                             1,000           989
 3.95% 2008                                                                                               500           505
 4.00% 2009                                                                                               500           504
MBNA Corp., Series F, 6.125% 2013                                                                       1,500         1,613
Providian Financial Corp., Series A, 9.525% 2027 (1)                                                      750           707
Advanta Capital Trust I, Series B, 8.99% 2026                                                             500           393


ROAD & RAIL  -  1.08%
TFM, SA de CV:
 10.25% 2007                                                                                            3,335         3,502
 12.50% 2012                                                                                            1,730         1,981
 11.75% 2009                                                                                              445           459
Kansas City Southern Railway Co.:
 7.50% 2009                                                                                             2,650         2,730
 9.50% 2008                                                                                             1,100         1,227
RailAmerica Transportation Corp. 12.875% 2010                                                           2,075         2,420
Union Pacific Railroad Co. Pass Through Trust: (6)
 Series 2003-1, 4.698% 2024                                                                             1,500         1,445
 Series 2002-1, 6.061% 2023                                                                               500           541
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2002-2, 5.14% 2021 (6)          1,000           988
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (1)  (6)      827           863


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.97%
Sanmina-SCI Corp. 10.375% 2010                                                                          3,750         4,406
Solectron Corp.:
 9.625% 2009                                                                                            2,825         3,164
 Series B, 7.375% 2006                                                                                  1,025         1,066
Flextronics International Ltd. 9.75% 2010                                                       Euro    2,000         2,761
Viasystems, Inc. 10.50% 2011 (1)                                                                       $1,500         1,609
Jabil Circuit, Inc. 5.875% 2010                                                                         1,500         1,567


BUILDING PRODUCTS  -  0.96%
Nortek, Inc. 0%/10.00% 2011 (1)  (2)                                                                   12,000         8,730
American Standard Inc.:
 7.625% 2010                                                                                            3,300         3,762
 8.25% 2009                                                                                             1,700         1,972


CONTAINERS & PACKAGING  -  0.96%
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                                             2,000         2,180
 7.50% 2013                                                                                             2,050         2,153
Stone Container Corp.:
 9.75% 2011                                                                                               950         1,055
 9.25% 2008                                                                                               650           722
Owens-Brockway Glass Container Inc.:
 8.75% 2012                                                                                             2,250         2,517
 8.875% 2009                                                                                            1,500         1,652
Norampac Inc. 6.75% 2013                                                                                1,975         2,069
Graphic Packaging International, Inc. 8.50% 2011 (1)                                                    1,750         1,925


AUTO COMPONENTS  -  0.84%
ArvinMeritor, Inc.:
 8.75% 2012                                                                                             3,475         3,996
 6.625% 2007                                                                                            1,250         1,319
Delphi Trust II, trust preferred securities, 6.197% 2033 (4)                                            3,000         3,032
TRW Automotive Acquisition Inc. 9.375% 2013                                                             1,250         1,434
Tenneco Automotive Inc., Series B, 11.625% 2009                                                         1,000         1,085
Dura Operating Corp., Series B, 8.625% 2012                                                               750           803
Visteon Corp. 8.25% 2010                                                                                  650           721
R.J. Tower Corp. 12.00% 2013                                                                              125           123


COMMUNICATIONS EQUIPMENT  -  0.84%
Motorola, Inc.:
 8.00% 2011                                                                                             4,500         5,331
 7.625% 2010                                                                                            1,500         1,727
 5.22% 2097                                                                                             1,000           756
 7.50% 2025                                                                                               500           545
 6.50% 2028                                                                                               250           248
Nortel Networks Ltd. 6.125% 2006                                                                        2,750         2,798
Lucent Technologies Inc. 7.25% 2006                                                                     1,000         1,020


DIVERSIFIED FINANCIAL SERVICES  -  0.66%
CIT Group Inc.:
 6.875% 2009                                                                                            2,500         2,812
 7.375% 2007                                                                                            1,500         1,695
 5.75% 2007                                                                                             1,500         1,620
 5.91% 2005                                                                                             1,000         1,061
 7.75% 2012                                                                                               750           887
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                       1,700         1,794

MULTILINE RETAIL  -  0.65%
J.C. Penney Co., Inc.:
 8.25% 2022 (6)                                                                                         2,295         2,384
 7.40% 2037                                                                                             1,585         1,730
 8.00% 2010                                                                                             1,250         1,439
 9.75% 2021 (6)                                                                                           824           862
 7.95% 2017                                                                                               500           571
 7.60% 2007                                                                                               500           554
 7.65% 2016                                                                                               500           551
 7.125% 2023                                                                                              500           533
Dillard's, Inc. 6.30% 2008                                                                                700           711
Saks Inc. 7.375% 2019                                                                                     400           409


MACHINERY  -  0.63%
Terex Corp.:
 7.375% 2014 (1)                                                                                        6,000         6,165
 9.25% 2011                                                                                             1,250         1,381
John Deere Capital Corp. 3.90% 2008                                                                     1,500         1,526
Deere & Co. 8.95% 2019                                                                                    250           309


OFFICE ELECTRONICS  -  0.60%
Xerox Corp.:
 7.125% 2010                                                                                            5,000         5,375
 7.15% 2004                                                                                             1,000         1,028
Xerox Capital (Europe) PLC 5.875% 2004                                                                  2,500         2,538


CHEMICALS  -  0.50%
Lyondell Chemical Co. 9.50% 2008                                                                        2,300         2,415
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                          1,500         1,665
Equistar Chemicals, LP 8.75% 2009                                                                         750           788
Dow Chemical Co. 6.00% 2012                                                                             1,800         1,898
ICI Wilmington, Inc. 5.625% 2013                                                                          750           755


THRIFTS & MORTGAGE FINANCE  -  0.45%
Washington Mutual, Inc.:
 4.00% 2009                                                                                             3,500         3,510
 5.625% 2007                                                                                              750           809
 4.375% 2008                                                                                              750           772
Washington Mutual Bank, FA 6.875% 2011                                                                  1,250         1,420
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                          250           274


AIRLINES  -  0.34%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                            2,000         1,830
 7.875% 2008                                                                                            1,000           838
Delta Air Lines, Inc. 7.70% 2005                                                                        1,500         1,423
Continental Airlines, Inc. 8.00% 2005                                                                   1,000           978
Jet Equipment Trust:  (1)  (3)
 Series 1994-A, 11.79% 2013                                                                               250             8
 Series 1995-D, 11.44% 2014                                                                               300             2


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.30%
Fairchild Semiconductor Corp. 10.50% 2009                                                               2,425         2,716
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                         1,500         1,796


OTHER INDUSTRIES  -  0.58%
Electronic Data Systems Corp.:
 Series B, 6.00% 2013 (4)                                                                               2,000         1,970
 7.125% 2009                                                                                              750           802
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1) (6)
 Class B, 7.156% 2011                                                                                   1,161         1,268
 Class G, MBIA insured, 6.664% 2013                                                                       992         1,097
NiSource Finance Corp. 7.625% 2005                                                                      1,250         1,366
Burns Philp Capital Pty Ltd. 9.50% 2010 (1)                                                             1,000         1,090
Schering-Plough Corp. 5.30% 2013                                                                        1,000         1,020
Exodus Communications, Inc. 11.625% 2010 (3)                                                              391             6


MORTGAGE-BACKED OBLIGATIONS  (6)  -  5.51%
Commercial mortgage-backed obligations:
 CS First Boston Mortgage Securities Corp.:
  Series 1999-C1, Class A-1, 6.91% 2041                                                                 1,736         1,891
  Series 1998-C1, Class A-1B, 6.48% 2040                                                                1,250         1,385
  Series 2001-CK6, Class A-2, 6.103% 2036                                                               1,230         1,346
  Series 2001-CF2, Class A-2, 5.935% 2034                                                               1,000         1,063
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                                671           695
  Series 1998-C1, Class A-1A, 6.26% 2040                                                                  426           445
 Bear Stearns Commercial Mortgage Securities Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                                1,520         1,771
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                                 750           840
  Series 2002-HOME, Class A, 1.77% 2013 (1)  (4)                                                          735           733
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                            2,633         2,773
 GS Mortgage Securities Corp. II, Series 1998-C1: (4)
  Class E, 7.208% 2030                                                                                  1,250         1,297
  Class D, 7.208% 2030                                                                                  1,000         1,100
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                                              1,000         1,119
  Series 1998-HF2, Class A-2, 6.48% 2030                                                                1,000         1,114
 Chase Commercial Mortgage Securities Corp.,:
  Series 1998-1, Class A-2, 6.56% 2030                                                                  1,250         1,390
  Series 1998-2, Class A-2, 6.39% 2030                                                                    750           834
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1999-C1, Class A-2, 7.56% 2031                                                                 1,500         1,702
  Series 1995-C3, Class A-3, 7.117% 2025 (4)                                                              410           419
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                               1,250         1,375
  Series 2002-HQ, Class A-1, 4.59% 2034                                                                   378           392
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                     1,250         1,403
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034            1,108         1,185
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                        1,000         1,116
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                        912         1,019
 Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                    947         1,011
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1,
  Class B, 7.619% 2031                                                                                    750           877
 GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (1)                                   737           775
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                  500           597
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                   500           556
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2,
 Class A-1, 6.28% 2035                                                                                    455           478
Agency pass-throughs:
 Government National Mortgage Assn.:
  6.00% 2034                                                                                            7,380         7,645
  7.50% 2023 - 2032                                                                                     1,743         1,877
  8.00% 2023 - 2031                                                                                     1,029         1,121
  5.50% 2017                                                                                            1,112         1,161
  7.00% 2023 - 2029                                                                                     1,001         1,076
  6.50% 2025 - 2028                                                                                       353           374
 Fannie Mae:
  6.50% 2016 - 2031                                                                                     3,781         4,021
  5.00% 2033                                                                                            3,975         3,942
  6.00% 2013 - 2017                                                                                     2,149         2,260
  5.50% 2016                                                                                            1,096         1,145
  7.00% 2026                                                                                              163           174
  7.50% 2031                                                                                              119           127
  10.00% 2018                                                                                              38            44
 Freddie Mac:
  5.00% 2019                                                                                            2,750         2,801
  6.00% 2032                                                                                              989         1,024
 Small Business Administration, Series 2001-20J, 5.76% 2021                                               709           750
Private label mortgages:
 Bear Stearns ARM Trust: (4)
  Series 2003-3, Class III-A-1, 5.185% 2033                                                             2,416         2,445
  Series 2003-9, Class III-A-2, 5.082% 2034                                                             1,959         1,994
 Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class II-A-1, 4.55% 2014 (4)                    2,500         2,526
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033 (4)              1,289         1,292
Private Issue pass-thru:
 Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A-1, 4.75% 2018                    3,949         3,940
 Residential Funding Mortgage Securities I, Inc., Series 2003-S15, Class A-1, 4.50% 2018                3,844         3,803
Agency collaterized mortgage obligations:
 Fannie Mae:
  Series 2002-W1, Class 2A, 7.50% 2042                                                                    612           668
  Series 2002-W3, Class A-5, 7.50% 2028                                                                   605           661
  Series 2001-4, Class GA, 10.198% 2025 (4)                                                               392           450
  Series 2001-T10, Class A-1, 7.00% 2041                                                                  407           440
  Series 2001-50, Class BA, 7.00% 2041                                                                    402           429
  Series 2001-20, Class C, 11.884% 2031 (4)                                                               266           314
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                         657           666
Private issue pass-through obligations:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.541% 2027 (1)  (4)                        245           271


ASSET-BACKED OBLIGATIONS  (6) -  2.54%
Continental Airlines, Inc.:
 Series 2000-2, Class A-1, 7.487% 2012                                                                  2,070         2,113
 Series 2000-1, Class A-1, 8.048% 2022                                                                  1,320         1,353
 Series 1998-3, Class C-2, 7.25% 2005                                                                     500           477
 Series 1999-1, Class B, 6.795% 2020                                                                      485           409
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                  2,500         2,722
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029                                  1,750           963
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                 592           599
Green Tree Financial Corp.:
 Series 1995-6, Class B-2, 8.00% 2026                                                                     938           282
 Series 1996-5, Class B-2, 8.45% 2027                                                                     966           203
 Series 1997-8, Class B-2, 7.75% 2028                                                                     492            98
Conseco Finance Home Equity Loan Trust:
 Series 2002-B, Class A-2, 5.31% 2033                                                                     284           286
 Series 2000-A, Class BV-2, 3.963% 2031 (4)                                                               247           169
 Series 2001-C, Class A-3, 5.39% 2025                                                                      49            49
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.911% 2008 (4)                                                 1,431         1,440
 Series 2002-1, Class C, 7.779% 2013                                                                      461           394
Educational Enhancement Funding Corp. Tobacco Settlement Asset-backed Bonds, Series 2002-A, 6.72% 2025  1,698         1,619
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                     1,600         1,601
MMCA Auto Owner Trust:
 Series 2002-2, Class A-4, 4.30% 2010                                                                   1,500         1,518
 Series 2002-1, Class A-3, 4.15% 2006                                                                      81            81
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (1)    1,500         1,579
Banco Itau SA, Series 2002, XLCA insured, 1.878% 2007 (1)  (4)                                          1,500         1,493
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                          1,500         1,479
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (1)                  1,463         1,474
United Air Lines, Inc.: (3)
 Series 2000-1, Class A-2, 7.73% 2012                                                                   1,675         1,387
 1991 Equipment Trust Certificates, Series A, 10.11% 2006                                                 386            85
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                                          1,250         1,271
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007             1,250         1,262
Chase Funding Trust, Series 2003-5, Class IA-2, 2.451% 2018                                             1,250         1,246
Pass-through Amortizing Credit Card Trusts, Series 2002-1A: (1)
 Class A-3FX, 6.298% 2012                                                                                 852           863
 Class A-2FX, 4.685% 2012                                                                                 319           322
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                                             1,000         1,065
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                 1,000         1,043
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                        1,000         1,032
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (1)                        953           971
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                           750           815
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.863% 2010 (1)  (4)                    750           755
Metris Master Trust, Series 2001-1, Class A, 1.369% 2007 (4)                                              750           750
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)                           614           621
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, 6.36% 2025      603           590
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                           449           489
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                             449           476
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4, AMBAC insured,
 5.135% 2016 (4)                                                                                          352           356
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015 (1) (3)                                          250            25


U.S. TREASURY BONDS & NOTES  -  13.08%
3.00% 2007                                                                                             34,000        34,292
5.75% 2005                                                                                             31,000        33,281
6.75% 2005                                                                                             20,000        21,434
8.875% 2017                                                                                            11,750        16,652
6.25% 2007                                                                                             11,500        12,824
7.50% 2016                                                                                              9,000        11,462
5.625% 2008                                                                                            10,000        11,078
6.00% 2004-2009                                                                                        19,750        21,349
3.25% 2007                                                                                              7,000         7,141
3.375% 2007  (10)                                                                                       4,963         5,376
4.75% 2008                                                                                              4,000         4,282
3.625% 2008  (10)                                                                                       3,435         3,800
6.875% 2025                                                                                             3,000         3,671
7.875% 2021                                                                                             2,750         3,660
5.00% 2011                                                                                              2,000         2,148
10.375% 2012 (7)                                                                                        1,000         1,277
7.25% 2004                                                                                              1,000         1,038
10.375% 2009                                                                                              500           539


FEDERAL AGENCY OBLIGATIONS  -  1.99%
Freddie Mac:
 5.25% 2006                                                                                             4,750         5,051
 4.75% 2012                                                                                             5,000         4,936
 5.00% 2004                                                                                             4,750         4,817
 4.25% 2005                                                                                             2,750         2,854
Fannie Mae:
 7.00% 2005                                                                                             3,500         3,780
 6.00% 2005                                                                                             3,250         3,500
Federal Home Loan Bank 4.875% 2004                                                                      4,655         4,705


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.56%
United Mexican States Government :
 Global 8.625% 2008                                                                                     2,500         2,950
 Global 4.625% 2008                                                                                     2,735         2,776
 9.875% 2010                                                                                            1,000         1,265
 Eurobonds 11.375% 2016                                                                                   750         1,065
 Global 10.375% 2009                                                                                      500           635
Deutschland Republic 5.25% 2008                                                                 Euro    5,650         7,589
Panama (Republic of):
 Global 9.375% 2023                                                                                    $1,833         2,007
 Global 9.375% 2029                                                                                     1,000         1,130
 Interest Reduction Bond 1.938% 2014 (4)                                                                  103            97
Canadian Government 4.25% 2026 (10)                                                             C      $1,168         1,132
Brazil (Federal Republic of):
 14.50% 2009                                                                                             $500           656
 10.25% 2013                                                                                              375           423
Dominican Republic 9.04% 2013 (1)                                                                       1,000           765
State of Qatar 9.75% 2030 (1)                                                                             500           708


MUNICIPAL OBLIGATIONS  -  0.91%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2003, 4.375% 2019                                                                               1,500         1,422
 Series 2002, 5.75% 2032                                                                                1,500         1,379
 Series 2003, 6.125% 2024                                                                                 750           718
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1:
 5.00% 2021                                                                                             2,000         1,994
 6.25% 2033                                                                                             1,500         1,437
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027           3,450         3,378
Eastern Municipal Power Agency, Power System Rev. Ref. Bonds, Federally Taxable, Series 2003-E,
 5.55% 2014                                                                                             1,625         1,587
State of California Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006     1,500         1,542


Total bonds & notes (cost: $1,195,954,000)                                                                        1,261,858


                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
STOCKS (common & preferred)  -  2.34%

COMMERCIAL BANKS  -  1.40%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (Japan) (1)             $6,430,000         7,276
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (Japan)(1) (4)    $3,575,000         3,915
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (France) (1)  (4)         $1,175,000         1,344
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (France) (1)                $850,000         1,066
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (undated)
 (United Kingdom) (1) ($1,500,000         1,909
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred
 (undated) (Japan) (1)  (4)                                                                        $1,500,000         1,713
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated) (Japan) (1)  (4)      $750,000           865
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares
 (undated) (Singapore) (1)  (4)                                                                      $750,000           865
First Republic Capital Corp., Series A, 10.50% preferred (1)                                              750           788
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (4)                            $500,000           576
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                             20,000           562


WIRELESS TELECOMMUNICATION SERVICES  -  0.34%
SpectraSite, Inc.  (1) (11) (12)                                                                       64,755         1,913
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (5)                               1,751         1,874
Nextel Communications, Inc., Class A  (1)  (11)                                                        26,609           747
American Tower Corp., warrants, expire 2008  (1)  (11)                                                  3,000           390


OTHER INDUSTRIES  -  0.60%
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (Netherlands) (4)           $1,500,000         1,819
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities
 (Hong Kong) (1)                                                                                       65,000         1,723
ACE Ltd., Series C, preferred depositary shares                                                        60,000         1,654
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                      24,400         1,363
NTELOS, Inc. (1) (11) (12)                                                                             42,364           853
ZiLOG, Inc.  (11)                                                                                      95,000           494
ZiLOG, Inc. - MOD III Inc., units  (11) (12)                                                               95            51
ProLogis, Series D, 7.92% preferred                                                                    18,400           461
DigitalGlobe, Inc.  (1)  (11) (12)                                                                    306,464           306
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (11)                                    5,000            76
Clarent Hospital Corp.  (11)                                                                           16,114            26
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1)  (11) (12)                                    1,000             0


MISCELLANEOUS  -  0.00%
Other stocks in initial period of acquisition                                                                            11
Total stocks (cost: $29,603,000)                                                                                     34,640

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
CONVERTIBLE DEBENTURES  -  1.56%                                                                        (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.47%
Solectron Corp. 0% LYON 2020                                                                           $9,150         5,239
SCI Systems, Inc. 3.00% 2007                                                                            1,000           950
Celestica Inc. 0% 2020 (Canada)                                                                         1,700           907


INTERNET & CATALOG RETAIL  -  0.41%
Amazon.com, Inc. 6.875% PEACS 2010                                                              Euro    4,300         5,391
Amazon.com, Inc. 4.75% 2009                                                                              $756           768


OTHER INDUSTRIES  -  0.68%
Providian Financial Corp. 3.25% 2005                                                                    3,000         2,857
Hellenic Exchangeable Finance SCA 2.00% 2005 (Greece) (1)                                       Euro    1,750         2,389
American Tower Corp. 5.00% 2010                                                                        $2,000         1,915
Conexant Systems, Inc. 4.00% 2007                                                                       1,500         1,436
Juniper Networks, Inc. 4.75% 2007                                                                         655           671
NTELOS, Inc. 9.00% 2013 (1) (12)                                                                          495           504
TriQuint Semiconductor, Inc. 4.00% 2007                                                                   250           241
Cypress Semiconductor Corp. 3.75% 2005                                                                    163           163
Total convertible denbentures (cost: $17,966,000)                                                                    23,431
Total equity securities (cost: $47,570,000)                                                                          58,071



SHORT-TERM SECURITIES  -  10.98%

Corporate short-term notes  -  7.84%
Corporate Asset Funding Co. Inc., 1.07%-1.085% due 1/14-2/17/04 (1) (7)                              $ 33,900      $ 33,873
BellSouth Corp. 1.01% due 1/6/04 (1)                                                                   17,900        17,897
Coca-Cola Co. 1.00%-1.03% due 1/13-3/5/04                                                              17,000        16,972
Preferred Receivables Funding Corp. 1.09% due 1/6-2/3/04 (1)                                           14,800        14,794
Medtronic Inc. 0.95%-1.03% due 1/7-1/21/04 (1)                                                         11,600        11,595
Triple-A One Funding Corp. 1.09% due 1/7/04 (1)                                                         7,510         7,508
IBM Credit Corp. 1.02% due 1/14/04                                                                      5,000         4,998
Three Pillars Funding Corp. 1.10% due 1/12/04 (1)                                                       4,600         4,598
Clorox Co. 1.03% due 1/5/04 (7)                                                                         3,400         3,399
Merck & Co. Inc. 1.01% due 1/8/04                                                                       1,300         1,300


U.S. TREASURIES  -  2.93%
U.S. Treasury Bills 0.795%-0.89% due 1/2-3/11/04 (7)                                                   43,800        43,768


OTHER  -  0.21%
Student Loan Marketing Assn. 0.99% due 1/6/04                                                           3,200         3,199
Total short-term securities (cost: $163,902,000)                                                                    163,901
Total investment securities (cost: $1,407,425,000)                                                                1,483,830
Other assets less liabilities                                                                                         9,408
Net assets                                                                                                       $1,493,238


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)  Step bond; coupon rate will increase at a later date.
(3) Company not making scheduled interest payments; bankruptcy proceedings pending.
(4)  Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 8.5666% 2020 and 52,000 shares of Drax Group Ltd. common stock.
(9) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Security did not produce income during the last 12 months.
(12) Valued under fair value procedures adopted by authority of the Board of Trustees.


See Notes to Financial Statements












HIGH INCOME BOND FUND                    Investment portfolio, December 31, 2003

                                                                                                      PRINCIPAL      MARKET
                                                                                                       AMOUNT        VALUE
BONDS & NOTES  -  74.87%                                                                                (000)        (000)

MEDIA  -  10.20%
Young Broadcasting Inc.:
 10.00% 2011                                                                                          $   5,843      $ 6,325
 Series B, 9.00% 2006                                                                                     1,639       1,645
 Series B, 8.75% 2007                                                                                        85          88
Emmis Communications Corp. 0%/12.50% 2011 (1)                                                             6,963       6,484
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (4)                                                  2,556       3,048
CanWest Media Inc., Series B:
 7.625% 2013                                                                                              1,650       1,815
 10.625% 2011                                                                                               500         574
Quebecor Media Inc. 11.125% 2011                                                                          2,300       2,674
Sun Media Corp. 7.625% 2013                                                                               2,000       2,150
FrontierVision 11.00% 2006 (5)                                                                            2,500       2,688
Century Communications Corp. 0% 2003 (6)                                                                  1,000         890
Adelphia Communications Corp. 10.25% 2011 (5)                                                               450         418
Cinemark USA, Inc. 9.00% 2013                                                                             3,525       3,983
RH Donnelley Inc.:  (2)
 10.875% 2012                                                                                             2,125       2,531
 8.875% 2010                                                                                              1,000       1,130
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                                    3,250       3,380
Telenet Communications NV 9.00% 2013 (2)                                                           Euro              12,089
Telenet Group Holding NV 0%/11.50% 2014 (1)  (2)                                                   $      1,950       1,238
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (2)                                           1,475       1,508
Charter Communications Holdings, LLC:
 0%/13.50% 2011 (1)                                                                                       1,050         787
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (1)                                        1,000         620
 10.25% 2010 (2)                                                                                            375         396
Dex Media, Inc.:  (2)
 8.00% 2013                                                                                               2,200       2,321
 0%/9.00% 2013  (1)                                                                                         250         177
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                       500         575
Radio One, Inc., Series B, 8.875% 2011                                                                    2,500       2,769
Antenna TV SA 9.00% 2007                                                                                  2,750       2,767
Liberty Media Corp.:
 8.25% 2030                                                                                               1,225       1,471
 8.50% 2029                                                                                                 500         608
 5.70% 2013                                                                                                 500         507
Regal Cinemas Corp., Series B, 9.375% 2012                                                                2,000       2,270
AMC Entertainment Inc.:
 9.50% 2011                                                                                               1,000       1,055
 9.50% 2009                                                                                                 750         776
 9.875% 2012                                                                                                250         279
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                             1,850       1,952
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                          1,500       1,747
EchoStar DBS Corp. 9.125% 2009                                                                            1,200       1,348
Univision Communications Inc. 7.85% 2011                                                                  1,000       1,191
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                          1,000       1,162
Videotron Ltee 6.875% 2014 (2)                                                                            1,000       1,037
LBI Media, Inc. 10.125% 2012                                                                                750         855
Gray Communications Systems, Inc. 9.25% 2011                                                                750         840
RBS Participacoes SA 11.00% 2007 (2)                                                                      1,000         755
NextMedia Operating, Inc. 10.75% 2011                                                                       500         570
AOL Time Warner Inc. 6.875% 2012                                                                            500         564
Globo Comunicacoes e Participacoes Ltda., Series B: (5)
 10.50% 2006 (2)                                                                                            630         283
 10.50% 2006                                                                                                360         162


WIRELESS TELECOMMUNICATION SERVICES  -  8.64%
American Tower Corp.:
 9.375% 2009                                                                                             11,625      12,439
 7.25% 2011 (2)                                                                                           1,850       1,892
Nextel Communications, Inc.:
 7.375% 2015                                                                                              6,400       6,912
 6.875% 2013                                                                                              2,500       2,656
Dobson Communications Corp. 8.875% 2013 (2)                                                               5,680       5,779
American Cellular Corp. 10.00% 2011 (2)                                                                   2,750       3,080
Crown Castle International Corp.:
 Series B, 7.50% 2013 (2)                                                                                 3,125       3,156
 7.50% 2013 (2)                                                                                           2,400       2,424
 10.75% 2011                                                                                                850         960
 9.375% 2011                                                                                                750         836
 9.00% 2011                                                                                                 500         536
Triton PCS, Inc.:
 8.50% 2013                                                                                               2,200       2,376
 9.375% 2011                                                                                              2,140       2,193
 8.75% 2011                                                                                               1,375       1,361
Nextel Partners, Inc.:
 8.125% 2011                                                                                              2,050       2,193
 11.00% 2010                                                                                              1,773       1,968
 12.50% 2009                                                                                                684         797
 11.00% 2010                                                                                                500         555
Western Wireless Corp. 9.25% 2013                                                                         3,550       3,763
Centennial Cellular Corp. 10.75% 2008                                                                     1,625       1,722
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                    1,400       1,543
AT&T Wireless Services, Inc. 8.125% 2012                                                                    800         943
TeleCorp PCS, Inc. 10.625% 2010                                                                             650         760
Cricket Communications, Inc.: (3) (5)
 6.188% 2007                                                                                              2,090       1,338
 6.375% 2007                                                                                                560         358
Millicom International Cellular SA 10.00% 2013 (2)                                                          500         530
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                                         50          35


HOTELS, RESTAURANTS & LEISURE  -  4.78%
Six Flags, Inc.:
 9.50% 2009                                                                                               1,875       1,973
 9.75% 2013                                                                                               1,850       1,956
 9.625% 2014 (2)                                                                                          1,500       1,575
 8.875% 2010                                                                                                250         258
Premier Parks Inc. 9.75% 2007                                                                             1,350       1,416
MGM Mirage, Inc.:
 8.50% 2010                                                                                               2,000       2,305
 6.00% 2009                                                                                                 500         516
Mirage Resorts, Inc.:
 6.75% 2008                                                                                                 500         536
 6.75% 2007                                                                                                 500         535
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                     3,375       3,582
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                                               1,250      1,369
 7.00% 2007                                                                                                 600         639
 6.75% 2008                                                                                                 500         523
 8.75% 2011                                                                                                 250         284
Mohegan Tribal Gaming Authority:
 8.375% 2011                                                                                              1,000       1,095
 6.375% 2009                                                                                                860         892
 8.125% 2006                                                                                                500         541
Buffets, Inc. 11.25% 2010                                                                                 1,900       2,047
Station Casinos, Inc. 8.375% 2008                                                                         1,875       2,018
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            1,650       1,720
Boyd Gaming Corp.:
 7.75% 2012                                                                                               1,000       1,075
 8.75% 2012                                                                                                 500         551
IT&T Corp. 6.75% 2005                                                                                     1,075       1,134
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                               850         871
Hilton Hotels Corp.:
 7.20% 2009                                                                                                 560         616
 7.625% 2008                                                                                                190         212
Sbarro, Inc. 11.00% 2009                                                                                  1,000         795
Extended Stay America, Inc. 9.875% 2011                                                                     625         703
International Game Technology 8.375% 2009                                                                   500         599
YUM  Brands, Inc. 7.70% 2012                                                                                500         578
Florida Panthers Holdings, Inc. 9.875% 2009                                                                 500         535
Eldorado Resorts LLC 10.50% 2006                                                                            440         447
Argosy Gaming Co. 9.00% 2011                                                                                400         445
Mandalay Resort Group, Series B, 10.25% 2007                                                                250         290
Harrah's Operating Co., Inc. 7.125% 2007                                                                    250         279


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.91%
Qwest Services Corp.: (2)
 13.00% 2007                                                                                              3,458       4,080
 13.50% 2010                                                                                              3,312       4,041
Qwest Capital Funding, Inc. 7.75% 2006                                                                      750         780
Sprint Capital Corp.:
 7.90% 2005                                                                                               2,500       2,664
 6.00% 2007                                                                                               1,075       1,149
 6.90% 2019                                                                                               1,000       1,024
 8.375% 2012                                                                                                500         585
 7.125% 2006                                                                                                230         249
 7.625% 2011                                                                                                135         152
British Telecommunications PLC 7.125% 2011 (3)                                                     Euro   3,500       5,056
Cincinnati Bell Inc. 7.25% 2013 (2)                                                                $      3,100       3,270
France Telecom 9.00% 2011 (3)                                                                             1,875       2,256
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                1,250       1,269
Telewest Communications PLC: (5)
 9.875% 2010                                                                                                825         516
 11.25% 2008                                                                                                375         243
FairPoint Communications, Inc. 11.875% 2010                                                                 550         643
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                        500         588
GT Group Telecom Inc. 0%/13.25% 2010 (1)  (5)                                                             4,000           8
VoiceStream Wireless Corp. 10.375% 2009                                                                       0           -


METALS & MINING  -  3.22%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                          4,830       5,591
Earle M. Jorgensen Co. 9.75% 2012                                                                         2,750       3,066
United States Steel Corp. 9.75% 2010                                                                      2,500       2,825
Oregon Steel Mills, Inc. 10.00% 2009                                                                      2,700       2,383
AK Steel Corp.:
 7.75% 2012                                                                                               1,750       1,505
 7.875% 2009                                                                                                750         662
Luscar Coal Ltd. 9.75% 2011                                                                               1,900       2,161
Steel Dynamics, Inc. 9.50% 2009                                                                           1,750       1,951
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                                  1,750       1,942
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (6)                                                          4,100         902
Allegheny Technologies, Inc. 8.375% 2011                                                                    500         492


MULTI-UTILITIES & UNREGULATED POWER  -  2.91%
AES Corp.;
 8.75% 2013 (2)                                                                                           4,500       5,051
 10.00% 2005 (2)  (7)                                                                                     1,167       1,193
 9.50% 2009                                                                                                 578         644
 9.375% 2010                                                                                                347         386
Dynegy Holdings Inc.: (2)
 10.125% 2013                                                                                             2,775       3,205
 9.875% 2010                                                                                              2,000       2,260
Northwest Pipeline Corporation 8.125% 2010                                                                1,200       1,338
Transcontinental Gas Pipe Line Corp. 7.25% 2026                                                           1,200       1,236
Williams Companies, Inc. 8.625% 2010                                                                        500         564
Nevada Power Co. 9.00% 2013 (2)                                                                           2,225       2,473
Drax Group Ltd.: (2) (3)
 Class A-1, 6.066% 2015                                                                            Lira     404         672
 Class B, 5.566% 2025                                                                                       341         505
Drax Group Ltd., Class A-2, unit 7.566% 2015 (2) (3) (8)                                                    464         869
Duke Capital Corp. 7.50% 2009                                                                             $ 750         859


OIL & GAS  -  2.80%
Premcor Refining Group Inc.:
 7.75% 2012 (2)                                                                                           3,450       3,571
 6.75% 2011 (2)                                                                                           1,425       1,450
 9.25% 2010                                                                                               1,200       1,350
 9.50% 2013                                                                                                 425         487
 7.50% 2015                                                                                                 175         180
Port Arthur Finance Corp. 12.50% 2009 (7)                                                                   278         331
Petrozuata Finance, Inc., Series B:  (7)
 8.22% 2017 (2)                                                                                           3,505       3,242
 8.22% 2017                                                                                                 350         324
Western Oil Sands Inc. 8.375% 2012                                                                        2,950       3,374
General Maritime Corp. 10.00% 2013                                                                        2,175       2,466
Pogo Producing Co. 10.375% 2009                                                                           1,250       1,331
Newfield Exploration Co.:
 7.625% 2011                                                                                                500         560
 8.375% 2012                                                                                                250         281
XTO Energy Inc. 6.25% 2013                                                                                  750         793
Teekay Shipping Corp. 8.875% 2011                                                                           375         427
Overseas Shipholding Group, Inc. 8.25% 2013                                                                 250         269


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.55%
Solectron Corp.:
 9.625% 2009                                                                                              6,135       6,871
 Series B, 7.375% 2006                                                                                      700         728
Sanmina-SCI Corp. 10.375% 2010                                                                            5,500       6,462
Viasystems, Inc. 10.50% 2011 (2)                                                                          2,250       2,413
Flextronics International Ltd. 9.75% 2010                                                          Euro     875       1,208
Jabil Circuit, Inc. 5.875% 2010                                                                           $ 875         914


HEALTH CARE PROVIDERS & SERVICES  -  2.51%
Concentra Operating Corp.:
 Series A, 13.00% 2009                                                                                    1,630       1,826
 9.50% 2010                                                                                               1,375       1,492
 9.50% 2010 (2)                                                                                           1,000       1,085
Quintiles Transnational Corp. 10.00% 2013 (2)                                                             4,000       4,340
Tenet Healthcare Corp.:
 6.375% 2011                                                                                              2,875       2,774
 7.375% 2013                                                                                                725         732
 5.00% 2007                                                                                                 500         486
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                               1,875       1,976
 7.00% 2007                                                                                                 250         274
HCA Inc. 6.25% 2013                                                                                       1,000       1,025
Universal Hospital Services, Inc. 10.125% 2011 (2)                                                        1,475       1,556
Triad Hospitals, Inc. 7.00% 2013 (2)                                                                        750         759


CONTAINERS & PACKAGING  -  2.51%
Owens-Brockway Glass Container Inc.:
 7.75% 2011                                                                                               2,425       2,616
 8.75% 2012                                                                                               1,400       1,566
 8.875% 2009                                                                                              1,075       1,184
Owens-Illinois, Inc.:
 7.50% 2010                                                                                               1,275       1,315
 8.10% 2007                                                                                                 250         265
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                 2,600       2,730
Stone Container Corp.:
 9.25% 2008                                                                                               1,000       1,110
 9.75% 2011                                                                                                 900         999
Longview Fibre Co. 10.00% 2009                                                                            2,000       2,205
Graphic Packaging International, Inc.: (2)
 8.50% 2011                                                                                               1,000       1,100
 9.50% 2013                                                                                                 750         832
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                   1,000       1,095
Norampac Inc. 6.75% 2013                                                                                    750         786
Smurfit Capital Funding PLC 6.75% 2005                                                                      500         520


FOOD PRODUCTS  -  2.34%
Burns Philp Capital Pty Ltd.: (2)
 9.75% 2012                                                                                               4,775       5,133
 10.75% 2011                                                                                              1,500       1,642
 9.50% 2010                                                                                               1,250       1,363
Fage Dairy Industry SA 9.00% 2007                                                                         6,000       6,158
Del Monte Corp., Series B, 8.625% 2012                                                                    2,150       2,365
Dole Food Co., Inc. 8.875% 2011                                                                             375         413


COMMERCIAL SERVICES & SUPPLIES  -  2.14%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                              7,625       8,273
 Series B, 8.875% 2008                                                                                    1,250       1,406
 6.50% 2010 (2)                                                                                           1,000       1,030
 8.50% 2008                                                                                                 500         559
United Rentals (North America), Inc.:
 Series B, 10.75% 2008                                                                                    1,000       1,130
 7.75% 2013 (2)                                                                                             500         513
Cendant Corp. 6.25% 2008                                                                                  1,000       1,092
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                     850         867
Stericycle, Inc., Series B, 12.375% 2009                                                                    650         751


PAPER & FOREST PRODUCTS  -  2.06%
Georgia-Pacific Corp.:
 8.125% 2011                                                                                              2,750       3,039
 9.50% 2022                                                                                               2,450       2,560
 7.50% 2006                                                                                                 250         266
Fort James Corp. 6.625% 2004                                                                              1,000       1,025
Abitibi-Consolidated Inc.:
 8.55% 2010                                                                                               1,000       1,115
 7.875% 2009                                                                                              1,000       1,083
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                                                 875         861
 6.00% 2013                                                                                                 750         721
Potlatch Corp. 10.00% 2011                                                                                1,904       2,132
Kappa Beheer BV 10.625% 2009                                                                       Euro   1,000       1,349
Indah Kiat International Finance Co. BV 11.875% 2002 (6)                                                $ 2,000         870


MULTILINE RETAIL  -  1.75%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                              2,300       2,372
 6.875% 2015                                                                                              2,000       2,113
 7.65% 2016                                                                                               1,400       1,542
 8.25% 2022 (7)                                                                                             765         795
 9.00% 2012                                                                                                 505         607
 8.00% 2010                                                                                                 500         576
 7.95% 2017                                                                                                 500         571
 7.375% 2008                                                                                                250         279
Kmart Corp. Pass Through Trust, Series 1995 K-2, 9.78% 2020 (7) (9)                                       1,731         797
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (7) (9)                                           1,384         776
Saks Inc.:
 7.375% 2019                                                                                              1,090       1,115
 9.875% 2011                                                                                                250         299
Dillard's, Inc. 6.30% 2008                                                                                  700         711
Dillard Department Stores, Inc. 7.875% 2023                                                                 250         256


FOOD & STAPLES RETAILING  -  1.74%
Delhaize America, Inc.:
 9.00% 2031                                                                                               2,000       2,440
 7.375% 2006                                                                                              1,450       1,566
 8.125% 2011                                                                                                625         722
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                               2,215       2,232
 8.25% 2010                                                                                               1,010       1,106
 6.50% 2017                                                                                        Lira     100         162
Ahold Lease Pass Through Trust: (7)
 Series 2001-A-2, 8.62% 2025                                                                              $ 500         503
 Series 2001-A-1, 7.82% 2020                                                                                189         191
Pathmark Stores, Inc.:
 8.75% 2012                                                                                               1,250       1,313
 8.75% 2012 (2)                                                                                             500         525
Rite Aid Corp. 6.875% 2013                                                                                1,000         965
Winn-Dixie Stores, Inc. 8.875% 2008                                                                         800         816
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                          200         184


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.73%
ON Semiconductor Corp.:
 13.00% 2008 (3)                                                                                          2,475       2,890
 Semiconductor Components Industries, LLC 12.00% 2010                                                     1,750       2,096
Amkor Technology, Inc.:
 7.75% 2013                                                                                               2,060       2,220
 9.25% 2008                                                                                               1,810       2,063
Micron Technology, Inc. 6.50% 2005 (2)                                                                    2,000       1,990
Fairchild Semiconductor Corp. 10.50% 2009                                                                 1,200       1,344


HOUSEHOLD DURABLES  -  1.53%
D.R. Horton, Inc.:
 8.00% 2009                                                                                               1,750       1,986
 7.875% 2011                                                                                                200         228
 6.875% 2013                                                                                                 50          54
Schuler Homes, Inc. 10.50% 2011                                                                             250         291
Boyds Collection, Ltd., Series B, 9.00% 2008                                                              2,389       2,425
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                 1,025       1,051
Salton, Inc. 12.25% 2008                                                                                    250         268
William Lyon Homes, Inc. 10.75% 2013                                                                      1,000       1,143
Beazer Homes USA, Inc. 8.375% 2012                                                                        1,000       1,108
WCI Communities, Inc.:
 10.625% 2011                                                                                               850         965
 9.125% 2012                                                                                                125         138
Ryland Group, Inc.:
 5.375% 2008                                                                                                500         518
 9.75% 2010                                                                                                 250         285
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                  625         732


ELECTRIC UTILITIES  -  1.53%
Edison Mission Energy:
 7.73% 2009                                                                                               3,075       2,944
 10.00% 2008                                                                                              1,500       1,564
 9.875% 2011                                                                                              1,125       1,176
Edison International 6.875% 2004                                                                          2,750       2,839
Mission Energy Holding Co. 13.50% 2008                                                                    1,925       1,896
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                                   500         522
Dominion Resources, Inc., Series 2002-C, 5.70% 2012 (3)                                                     225         238


AUTO COMPONENTS  -  1.52%
Stoneridge, Inc. 11.50% 2012                                                                              2,250       2,666
Lear Corp., Series B, 8.11% 2009                                                                          2,000       2,363
Visteon Corp. 8.25% 2010                                                                                  2,000       2,220
Dana Corp. 10.125% 2010                                                                                     950       1,112
TRW Automotive Acquisition Inc.:
 9.375% 2013                                                                                                725         832
 11.00% 2013                                                                                                125         148
Tenneco Automotive Inc., Series B, 11.625% 2009                                                             750         814
R.J. Tower Corp. 12.00% 2013                                                                                375         369
Dura Operating Corp., Series B, 8.625% 2012                                                                 250         268
ArvinMeritor, Inc. 6.625% 2007                                                                              250         264
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (5) (10)                                               3,000          38


CHEMICALS  -  1.39%
Lyondell Chemical Co.:
 10.50% 2013                                                                                              2,600       2,847
 9.50% 2008                                                                                               2,000       2,100
 11.125% 2012                                                                                             1,000       1,115
 Series A, 9.625% 2007                                                                                      500         533
 Series B, 9.875% 2007                                                                                      250         265
Nalco Co. 7.75% 2011 (2)                                                                                  3,030       3,257


MACHINERY  -  1.25%
Terex Corp.:
 9.25% 2011                                                                                               1,875       2,072
 7.375% 2014 (2)                                                                                          2,000       2,055
 Class B, 10.375% 2011                                                                                    1,760       1,980
AGCO Corp. 9.50% 2008                                                                                     1,750       1,925
NMHG Holding Co. 10.00% 2009                                                                              1,000       1,110


CONSUMER FINANCE  -  1.13%
Capital One Financial Corp. 8.75% 2007                                                                    3,430       3,866
Capital One Bank 6.50% 2013                                                                               1,000       1,050
Providian Financial Corp., Series A, 9.525% 2027 (2)                                                      3,500       3,299


AUTOMOBILES  -  1.07%
General Motors Acceptance Corp.:
 6.875% 2011                                                                                              2,000       2,157
 6.125% 2007                                                                                              1,500       1,612
General Motors Corp. 7.20% 2011                                                                             250         275
Ford Motor Credit Co.:
 7.875% 2010                                                                                              2,375       2,657
 7.375% 2009                                                                                              1,000       1,099


OFFICE ELECTRONICS  -  0.90%
Xerox Corp.:
 7.125% 2010                                                                                              3,200       3,440
 7.625% 2013                                                                                              1,000       1,085
Xerox Capital (Europe) PLC 5.875% 2004                                                                    2,000       2,030


COMMUNICATIONS EQUIPMENT  -  0.88%
Motorola, Inc.:
 8.00% 2011                                                                                                 850       1,007
 7.625% 2010                                                                                                500         576
 6.50% 2028                                                                                                 500         497
 5.22% 2097                                                                                                 600         453
 7.50% 2025                                                                                                 150         163
Lucent Technologies Inc. 7.25% 2006                                                                       2,000       2,040
Nortel Networks Ltd. 6.125% 2006                                                                          1,625       1,653


BUILDING PRODUCTS  -  0.73%
Nortek, Inc. 0%/10.00% 2011 (1)  (2)                                                                      3,000       2,183
American Standard Inc.:
 8.25% 2009                                                                                               1,250       1,450
 7.625% 2010                                                                                                500         570
Koppers Inc. 9.875% 2013 (2)                                                                              1,000       1,108


SPECIALTY RETAIL  -  0.65%
Office Depot, Inc. 10.00% 2008                                                                            1,000       1,195
Boise Cascade Corp. 6.50% 2010                                                                            1,000       1,045
PETCO Animal Supplies, Inc. 10.75% 2011                                                                     750         881
Gap, Inc.:
 6.90% 2007                                                                                                 655         726
 10.55% 2008 (3)                                                                                             95         118
Toys "R" Us, Inc. 7.875% 2013                                                                               750         808


AIRLINES  -  0.59%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                              1,500       1,373
 7.875% 2008                                                                                                665         557
 8.52% 2004                                                                                                 500         505
 8.875% 2006                                                                                                500         456
Continental Airlines, Inc. 8.00% 2005                                                                     1,000         978
Delta Air Lines, Inc. 7.70% 2005                                                                            500         474


REAL ESTATE  -  0.58%
Host Marriott, LP:
 Series J, 7.125% 2013 (2)                                                                                2,000       2,050
 Series E, 8.375% 2006                                                                                      150         161
 Series I, 9.50% 2007                                                                                       100         112
FelCor Suites LP 7.375% 2004                                                                              1,000       1,029
FelCor Lodging LP 9.00% 2011                                                                                815         888


COMMERCIAL BANKS  -  0.48%
UFJ Finance Aruba AEC 6.75% 2013                                                                          2,200       2,350
Bayer Hypo-Vereinsbank 8.741% 2031 (2)                                                                      555         657
Chevy Chase Bank, FSB 6.875% 2013                                                                           500         515


INDUSTRIAL CONGLOMERATES  -  0.47%
Tyco International Group SA:
 6.00% 2013 (2)                                                                                           1,500       1,553
 6.125% 2008                                                                                              1,250       1,344
 6.125% 2009                                                                                                500         538


ROAD & RAIL  -  0.40%
TFM, SA de CV:
 12.50% 2012                                                                                                720         824
 10.25% 2007                                                                                                365         383
 11.75% 2009                                                                                                 45          46
RailAmerica Transportation Corp. 12.875% 2010                                                               750         875
Kansas City Southern Railway Co.:
 7.50% 2009                                                                                                 615         633
 9.50% 2008                                                                                                 135         151


IT SERVICES  -  0.30%
Iron Mountain Inc.:
 7.75% 2015                                                                                                 800         842
 6.625% 2016                                                                                                500         489
Electronic Data Systems Corp., Series B, 6.00% 2013 (3)                                                     870         857


CONSTRUCTION & ENGINEERING  -  0.27%
Technical Olympic USA, Inc.:
 10.375% 2012                                                                                             1,250       1,406
 9.00% 2010                                                                                                 500         540


BEVERAGES  -  0.26%
Constellation Brands, Inc. 8.125% 2012                                                                    1,750       1,925


INSURANCE  -  0.26%
ACE Capital Trust II 9.70% 2030                                                                             750         981
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (7)                                                    750         929


OTHER INDUSTRIES  -  0.22%
Sovereign Capital Trust I 9.00% 2027                                                                        500         552
Bombardier Capital Inc., Series A, 6.125% 2006 (2)                                                          500         534
Warnaco Inc. 8.875% 2013  (2)                                                                               500         518


ASSET-BACKED OBLIGATIONS (7) -  0.54%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (2)      2,750       2,895
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                           564         578
USAir, Inc. Pass Through Trust, Series 1993-A3, 10.375% 2013 (5)                                          1,418         454


U.S. TREASURY BONDS & NOTES  -  0.70%
7.50% 2016                                                                                                4,000       5,094


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.03%
Brazil (Federal Republic of):
 10.25% 2013                                                                                              1,500       1,691
 14.50% 2009                                                                                                500         656
 11.00% 2040                                                                                                250         276
United Mexican States Government:
 Eurobonds 11.375% 2016                                                                                   1,015       1,441
 Global 8.625% 2008                                                                                         500         590
Panama (Republic of):
 Interest Reduction Bond 1.938% 2014 (3)                                                                  1,234       1,167
 Global 9.375% 2029                                                                                         250         283
Bulgaria (Republic of) 8.25% 2015                                                                           372         441
Dominican Republic 9.04% 2013 (2)                                                                           500         383
Turkey (Republic of) 12.375% 2009                                                                           250         321
Colombia (Republic of) Global 10.75% 2013                                                                   250         286


MUNICIPAL OBLIGATIONS  -  0.40%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds,
 6.125% 2027 (expected maturity 2014)                                                                     1,500       1,469
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003,
 6.125% 2024 (expected maturity 2012)                                                                     1,500       1,436


Total bonds & notes (cost: $511,752,000)                                                                            546,611



                                                                                                     SHARES OR      MARKET
                                                                                                     PRINCIPAL      VALUE
STOCKS - 7.81%                                                                                        AMOUNT        (000)
(common & preferred)

WIRELESS TELECOMMUNICATION SERVICES  -  2.23%
SpectraSite, Inc.  (2) (10) (11)                                                                        318,815       9,417
Dobson Communications Corp.:
 Class A  (2) (11)                                                                                      408,711       2,685
 13.00% senior exchangeable preferred 2009  (4)                                                           1,109       1,187
 Series F, 6.00% convertible preferred  (2)                                                                 850         144
Nextel Communications, Inc., Class A  (2)  (11)                                                         100,499       2,820


COMMERCIAL BANKS    -  1.76%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (Japan) (2)              $ 5,250,000       5,940
First Republic Capital Corp., Series A, 10.50% preferred (2)                                              2,000       2,103
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred
 (undated) (Japan) (2) (3)                                                                          $ 1,750,000       1,998
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (Japan)  (2) (3)   $ 1,500,000       1,643
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated) (Japan) (2) (3)      $ 1,000,000       1,154


MEDIA  -  0.84%
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012  (2)  (4) (10)                300       3,674
Clear Channel Communications, Inc.                                                                       25,506       1,194
Radio One, Inc.: (11)
 Class D, nonvoting                                                                                      34,000         656
 Class A                                                                                                 17,000         332
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (11)                                     10,000         153
ACME Communications, Inc.  (11)                                                                          13,100         115


DIVERSIFIED TELECOMMUNICATION SERVICES   -  0.67%
NTELOS, Inc. (2) (10) (11)                                                                              216,055       4,351
VersaTel Telecom International NV (Netherlands)                                                    Euro 257,807         560
GT Group Telecom Inc., warrants, expire 2010 (Canada) (2) (10) (11)                                       4,000           0
KMC Telecom Holdings, Inc., warrants, expire 2008  (2) (10) (11)                                          9,500           -


INDUSTRIAL CONGLOMERATES  -  0.58%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (Hong Kong) (2)     160,000       4,240


AEROSPACE & DEFENSE  -  0.50%
DigitalGlobe, Inc.  (2) (10) (11)                                                                     3,677,578       3,678


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT   -  0.35%
ZiLOG, Inc. (11)                                                                                        445,000       2,314
ZiLOG, Inc. - MOD III Inc., units (10) (11)                                                                 445         238


MACHINERY  -  0.35%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                                      40,000       2,530


OTHER INDUSTRIES  -  0.36%
Six Flags, Inc. Series B, 7.25% PIERS convertible preferred 2009                                         68,225       1,562
Wilshire Financial Services Group Inc. (11)                                                             155,212         930
Clarent Hospital Corp.  (11)                                                                             80,522         131
Protection One, Inc., warrants, expire 2005  (2) (10) (11)                                                6,400           1


MISCELLANEOUS  -  0.17%
Other stocks in initial period of acquisition                                                                         1,241

Total stocks (cost: $51,567,000)                                                                                     56,991


                                                                                                       Principal    Market
                                                                                                        amount      value
CONVERTIBLE DEBENTURES  -  4.05%                                                                         (000)       (000)

INTERNET & CATALOG RETAIL  -  1.26%
Amazon.com, Inc. 6.875% PEACS 2010                                                                 Euro   7,350     $ 9,214


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.25%
Solectron Corp. 0% LYON 2020                                                                           $ 12,000       6,870
SCI Systems, Inc. 3.00% 2007                                                                              2,000       1,900
Celestica Inc. 0% 2020                                                                                      700         374


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.57%
Conexant Systems, Inc. 4.00% 2007                                                                         3,600       3,447
Cypress Semiconductor Corp. 3.75% 2005                                                                      275         275
TriQuint Semiconductor, Inc. 4.00% 2007                                                                     260         251
Fairchild Semiconductor Corp. 5.00% 2008                                                                    150         166


WIRELESS TELECOMMUNICATION SERVICES  -  0.36%
American Tower Corp.:
 5.00% 2010                                                                                               2,500       2,394
 6.25% 2009                                                                                                 250         252


DIVERSIFIED TELECOMMUNICATION SERVICES -  0.35%
NTELOS, Inc. 9.00% 2013   (2) (10)                                                                        2,520       2,567


OTHER INDUSTRIES  -  0.26%
Providian Financial Corp. 3.25% 2005                                                                      1,500       1,429
Juniper Networks, Inc. 4.75% 2007                                                                           459         470


Total convertible debentures (cost: $22,559,000)                                                                     29,609


Total equity securities (cost: $74,126,000)                                                                          86,600


                                                                                                       PRINCIPAL    MARKET
                                                                                                        AMOUNT       VALUE
SHORT-TERM SECURITIES  -  11.64%                                                                         (000)       (000)

CORPORATE SHORT-TERM NOTES (2)  -  11.64%
Variable Funding Capital Corp. 0.97%-1.07% due 1/2-1/6/2004                                            $ 18,000    $ 17,998
Netjets Inc. 1.07% due 1/20/2004                                                                         15,000      14,991
Preferred Receivables Funding Corp. 1.08%-1.09% due 1/6-1/14/2004                                        13,100      13,095
Three Pillars Funding Corp. 1.08% due 1/15/2004                                                          11,700      11,695
BellSouth Corp. 1.01% due 1/8/2004                                                                       10,000       9,998
Pfizer Inc 1.03% due 1/14-2/4/2004                                                                       10,000       9,992
Park Avenue Receivables Corp. 1.08% due 1/12/2004                                                         7,200       7,197


Total short-term securities (cost: $84,966,000)                                                                      84,966

Total investment securities (cost: $670,844,000)                                                                    718,177
Other assets less liabilities                                                                                        11,932

Net assets                                                                                                         $730,109


(1)  Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3)  Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) This unit also contains 87,000 par of Drax Group Ltd., Class A-3, 8.566% 2015 and 87,000 shares of Drax Group Ltd. common stock.
(9)  Scheduled interest payments not made; reorganization pending.
(10) Valued under fair value procedures adopted by authority of the Board of Trustees.
(11) Security did not produce income during the last 12 months.


See Notes to Financial Statements





U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
Investment portfolio as of December 31, 2003

                                                                                                       PRINCIPAL     MARKET
                                                                                                        AMOUNT       VALUE
BONDS & notes  -  95.62%                                                                                 (000)       (000)
U.S. TREASURY BONDS & NOTES  -  30.28%
 5.75% 2005-2010                                                                                       $ 36,350      39,557
 3.25% 2007                                                                                              28,600      29,177
 6.00% 2004-2009                                                                                         14,500      15,094
 5.25% 2029                                                                                              13,500      13,620
 8.875% 2017-2019                                                                                         9,285      13,230
 5.00% 2011                                                                                              10,875      11,641
 6.875% 2006-2025                                                                                         9,250      11,039
 3.625% 2008  (1)                                                                                         9,734      10,767
 3.375% 2007  (1)                                                                                         9,926      10,752
 5.625% 2008                                                                                              8,500       9,416
 4.375% 2007                                                                                              7,375       7,812
 5.875% 2004                                                                                              7,500       7,801
 6.625% 2007                                                                                              5,000       5,659
 6.25% 2007                                                                                               3,900       4,349
 8.125% 2019                                                                                              3,000       4,054
 7.875% 2021                                                                                              1,250       1,664


FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS (2)  -  24.25%
Government National Mortgage Assn.:
 6.00% 2013 - 2034                                                                                       27,111      28,208
 5.50% 2017 - 2034                                                                                       27,379      27,777
 7.00% 2017 - 2031                                                                                        4,521       4,853
 6.50% 2028                                                                                               4,107       4,349
 8.00% 2023 - 2030                                                                                        1,962       2,135
 7.50% 2022 - 2031                                                                                        1,307       1,413
 8.50% 2021 - 2023                                                                                        1,025       1,129
 9.50% 2020                                                                                                 335         380
Fannie Mae:
 5.50% 2016 - 2018 (3)                                                                                   11,528      11,999
 6.00% 2013 - 2017                                                                                       10,526      11,085
 6.50% 2016 - 2032                                                                                       10,169      10,710
 5.00% 2018 (3)                                                                                           7,563       7,729
 4.22% 2033 (4)                                                                                           6,163       6,256
 7.00% 2015 - 2032                                                                                        3,930       4,191
 3.965% 2033 (4)                                                                                          2,499       2,524
 7.50% 2029 - 2031                                                                                        1,775       1,904
 4.066% 2033 (4)                                                                                            971         982
 3.993% 2033 (4)                                                                                            942         951
 8.00% 2024                                                                                                 705         764
 8.50% 2027                                                                                                 588         642
 10.00% 2018                                                                                                379         438
 12.00% 2015                                                                                                188         222
 9.00% 2018                                                                                                  68          76
Freddie Mac:
 6.00% 2014 - 2034                                                                                       13,607      14,109
 7.20% 2006                                                                                               4,312       4,779
 4.50% 2019                                                                                               2,500       2,500
 6.50% 2017                                                                                               2,036       2,161
 9.00% 2030                                                                                                 659         735
 8.25% 2008 - 2009                                                                                          541         573
 7.00% 2008 - 2015                                                                                          493         527
 8.00% 2012 - 2017                                                                                          358         388
 8.50% 2018 - 2027                                                                                          192         210
 11.00% 2018                                                                                                149         174


ASSET-BACKED OBLIGATIONS (2)  -  12.92%
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                                           6,000       6,197
California Infrastructure and Economic Development Bank, Special Purpose Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                             3,397       3,620
 PG&E-1, Class A-7, 6.42% 2008                                                                            1,756       1,869
Green Tree Financial Corp., Series 1997-6:
 Class A-7, 7.14% 2029                                                                                    2,106       2,186
 Class A-6, 6.90% 2029                                                                                    1,267       1,277
Conseco Finance Home Equity Loan Trust:
 Series 2000-B, Class AF-6, 7.80% 2020                                                                      839         870
 Series 2000-F, Class AF-4, 7.67% 2026                                                                      464         492
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                   394         399
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6, 6.84% 2010                   199         201
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998:
 Class A-6, 5.63% 2009                                                                                    2,500       2,686
 Class A-5, 5.44% 2007                                                                                    1,146       1,180
MMCA Auto Owner Trust, Class A-4:
 Series 2002-4, 3.05% 2009                                                                                2,000       2,014
 Series 2002-2, 4.30% 2010                                                                                1,325       1,341
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-5, 5.99% 2031                                                                                   2,000       2,066
 Class AF-3, 4.61% 2024                                                                                   1,143       1,160
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                        2,750       3,161
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                           3,000       3,070
Drive Auto Receivables Trust, MBIA insured: (5)
 Series 2002-1, Class A-4, 4.09% 2008                                                                     1,500       1,546
 Series 2003-1, Class A-3, 2.41% 2007                                                                     1,500       1,510
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2003-5,
 Class A-2,2.43% 2033                                                                                     3,025       3,033
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (5)                             2,750       2,816
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                        2,475       2,683
Banco Itau SA, XLCA insured: (4)  (5)
 Series 2002-2, 1.828% 2006                                                                               1,500       1,493
 Series 2002, 1.878% 2007                                                                                 1,100       1,095
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.713% 2030 (4)                          2,550       2,565
CPS Auto Receivables Trust, Class A-2, XLCA insured: (5)
 Series 2003-A, 2.89% 2009                                                                                1,071       1,069
 Series 2002-B, 3.50% 2009                                                                                  762         777
 Series 2002-C, 3.52% 2009                                                                                  588         593
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010 (5)             2,000       2,105
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009 (5)                        1,983       2,007
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                                1,835       1,997
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                          1,650       1,703
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (5)                              1,643       1,647
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027            1,515       1,544
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA insured, 3.175% 2006          1,500       1,519
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                              1,325       1,451
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                   1,275       1,315
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3, 3.495% 2028                      1,250       1,262
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                               1,235       1,232
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (5)                           1,125       1,222
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 1.911% 2008 (4)                             1,193       1,200
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                   1,150       1,199
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                           1,000       1,031
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (5)                                       995       1,021
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009               1,000       1,019
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured, 4.03% 2006                        1,001       1,016
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                     750         758
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (5)                             676         683
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009 (5)                      632         632
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA insured, 6.91% 2005 (5)            616         628
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                      597         602
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 1.90% 2012 (4)  (5)                 532         532
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006 (5)            508         510
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-HS2, Class A-4, 5.135% 2016, (4)                                                               232         235
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                                   191         191


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (2)  -  9.62%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                                                   5,980       6,663
 Series 1998-HF2, Class A-1, 6.01% 2030                                                                   1,624       1,719
 Series 2003-KIDS, Class A, 1.843% 2016 (4)  (5)                                                          1,709       1,709
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                                                     7,706       8,450
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                                994       1,083
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                                 2,116       2,200
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                  1,750       1,860
 Series 2001-CK6, Class A-2, 6.103% 2036                                                                  1,500       1,642
 Series 1998-C1, Class A-1A, 6.26% 2040                                                                   1,431       1,496
 Series 1999-C1, Class A-1, 6.91% 2041                                                                    1,140       1,242
 Series 2002-FL2, Class A-2, 1.50% 2010 (4)  (5)                                                            927         926
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                                     3,000       3,335
 Series 2000-2, Class A-1, 7.543% 2032                                                                    1,189       1,321
 Series 2000-1, Class A-1, 7.656% 2032                                                                      831         862
 Series 1998-1, Class A-1, 6.34% 2030                                                                       122         124
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                        3,050       3,391
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                     3,078       3,284
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                           2,700       3,014
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A-3, 6.869% 2029                                                                   1,500       1,660
 Series 1999-C1, Class A-1, 5.83% 2033                                                                    1,139      1,203
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                                  1,136      1,227
 Series 1998-C1, Class A-1, 6.34% 2030                                                                      801        859
DLJ Commercial Mortgage Corp., Class A-1B:
 Series 1998-CF2, 6.24% 2031                                                                              1,250      1,382
 Series 1999-CG1, 6.46% 2032                                                                                500        556
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                          1,736      1,759
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                       1,500      1,649
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                                     942      1,011
 Series 2000-C3, Class A-2, 7.95% 2010                                                                      500        597
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034               1,357      1,451
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                   1,342      1,410
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                                      739        759
 Series 1995-C3, Class A-3, 7.117% 2025 (4)                                                                 220        224
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                                 496        514
 Series 1998-C1, 6.23% 2031                                                                                 315        332
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (5)                                      737        775
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                 555        599


NON-PASS-THROUGH AGENCY OBLIGATIONS  -  5.77%
Fannie Mae:
 6.00% 2008                                                                                               7,000       7,748
 4.75% 2007                                                                                               6,400       6,500
 7.25% 2030                                                                                               4,125       5,040
 4.25% 2007                                                                                               2,125       2,218
Federal Home Loan Bank :
 3.75% 2007 (3)                                                                                           9,710      10,005
 4.50% 2012                                                                                               2,500       2,488
Freddie Mac 3.50% 2007                                                                                    3,250       3,305


FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2)  -  3.98%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                    3,912       4,028
 Series 2002-W3, Class A-5, 7.50% 2028                                                                    2,267       2,477
 Series 2001-T10, Class A-1, 7.00% 2041                                                                   1,494       1,613
 Series 1999-T2, Class A-1, 7.50% 2039                                                                    1,444       1,578
 Series 2001-50, Class BA, 7.00% 2041                                                                     1,475       1,572
 Series 2002-T11, Class A, 4.769% 2012                                                                    1,453       1,520
 Series 2001-4, Class NA, 11.79% 2025 (4)                                                                 1,235       1,430
 Series 2002-W7, Class A-5, 7.50% 2029                                                                    1,287       1,406
 Series 2002-W4, Class A-2, 5.10% 2042                                                                    1,194       1,202
 Series 2001-4, Class GB, 10.148% 2018 (4)                                                                  978       1,119
 Series 2002-W3, Class A-2, 5.50% 2041                                                                    1,078       1,094
 Series 2001-20, Class C, 11.884% 2031 (4)                                                                  692         816
 Series 2002-W1, Class 2A, 7.50% 2042                                                                       306         334
Freddie Mac:
 Series T-042, Class A-2, 5.50% 2042                                                                      1,871       1,899
 Series 1567, Class A, 1.588% 2023 (4)                                                                    1,060         980
 Series T-041, Class 1A-2, 4.76% 2021                                                                       878         884
 Series H009, Class A-2, 1.876% 2008 (4)                                                                    777         769
 Series 2489, Class A, 5.50% 2013                                                                           215         216
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                    796         835


PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (2)  -  3.63%
WaMu Mortgage Pass-Through Certificates Trust:  (4)
 Series 2003-AR7, Class A-7, 3.84% 2033                                                                   1,781       1,749
 Series 2003-AR6, Class A-1, 4.38% 2033                                                                   1,662       1,661
 Series 2003-AR3, Class A-3, 3.57% 2033                                                                   1,250       1,254
 Series 2003-AR1, Class A-6, 4.537% 2033                                                                    702         711
 Series 2003-AR3, Class A-2, 2.83% 2033                                                                     330         329
Bear Stearns ARM Trust: (4)
 Series 2003-3, Class II-A-2, 4.211% 2033                                                                 2,115       2,130
 Series 2003-9, Class III-A-3, 4.457% 2034                                                                  980         990
 Series 2003-2, Class A-3, 3.703% 2033 (5)                                                                  762         765
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.969% 2040 (4)  (5)                             3,136       2,980
CHL Mortgage Pass-Through Trust:  (4)
 Series 2003-HYB3, Class 4-A-1, 3.551% 2033                                                               1,584       1,582
 Series 2003-27, Class A-1, 3.842% 2033                                                                   1,245       1,238
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.378% 2033 (4)                2,308       2,310
Banc of America Mortgage Securities, Inc. Trust, Series 2003-F, Class 1-A-1, 2.969% 2033 (4)              2,071       2,073
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (4)                            1,065       1,075
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033 (4)                      942         948
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75% 2024 (5)                             701         746
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                              626         650
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                                  224         226


OTHER PASS-THROUGH AGENCY OBLIGATIONS (2) -  2.94%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                              3,977       4,338
 Series 2003-20B, 4.84% 2023                                                                              3,196       3,200
 Series 2002-20J, 4.75% 2022                                                                              2,117       2,112
 Series 2001-20K, 5.34% 2021                                                                              1,426       1,483
 Series 2001-20G, 6.625% 2021                                                                             1,194       1,313
 Series 2002-20C, 6.07% 2022                                                                              1,039       1,114
 Series 2002-20K, 5.08% 2022                                                                              1,092       1,109
 Series 2001-20J, 5.76% 2021                                                                                886         937
United States Government Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
 (Title XI) 5.88% 2012                                                                                    3,015       3,334


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS -  0.66%
Structured Asset Securities Corp., Class A: (2) (4) (5)
 Series 1998-RF1, 8.712% 2027                                                                             1,914       2,115
 Series 1998-RF2, 8.541% 2027                                                                             1,034       1,142
 Series 1999-RF1, 7.897% 2028                                                                               906         981


AEROSPACE & DEFENSE -  0.46%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (5)                     2,661       2,943


INDUSTRIAL CONGLOMERATES  -  0.34%
General Electric Capital Corp., Series A, 6.75% 2032                                                      2,000       2,222


ROAD & RAIL  -  0.27%
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (2) (5)       1,675       1,748


OTHER INDUSTRIES  -  0.50%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (5)                                          1,250       1,365
KFW International Finance Inc. 2.50% 2005                                                                 1,000       1,013
AIG SunAmerica Global Financing II 7.60% 2005 (5)                                                           750         815

Total bonds & notes (cost: $599,664,000)                                                                            617,800


                                                                                                      PRINCIPAL      MARKET
                                                                                                       AMOUNT        VALUE
SHORT-TERM SECURITIES  -  12.32%                                                                        (000)        (000)

CORPORATE SHORT-TERM NOTES  -  10.08%
Preferred Receivables Funding Corp. 1.08% due 1/14/2004 (3) (5)                                        $ 13,600      13,594
Variable Funding Capital Corp. 0.97%-1.07% due 1/2-1/6/2004 (3) (5)                                      13,500      13,498
Merck & Co. Inc. 1.01% due 1/5/2004 (3)                                                                  10,000       9,998
BellSouth Corp. CP 1.01%-1.02% due 1/6-1/8/2004 (3) (5)                                                  10,000       9,998
Pfizer Inc 1.03% due 2/4/2004 (3) (5)                                                                    10,000       9,990
Park Avenue Receivables Corp. 1.08% due 1/14/2004 (5)                                                     8,000       7,997


U.S. TREASURIES  -  2.24%
U.S. Treasury Bills 0.855%-0.90% due 2/5/2004                                                            14,500      14,488

Total short-term securities (cost: $79,563,000)                                                                      79,563

Total investment securities (cost: $679,227,000)                                                                    697,363

Other assets less liabilities                                                                                       (51,310)

Net assets                                                                                                        $ 646,053


(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4)  Coupon rate may change periodically.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.


See Notes to Financial Statements





CASH MANAGEMENT FUND                Investment portfolio as of December 31, 2003

                                                                                                       PRINCIPAL       MARKET
                                                                                                        AMOUNT         VALUE
SHORT-TERM SECURITIES - 100.77%                                                                         (000)          (000)

CORPORATE SHORT-TERM NOTES  -  65.41%
Three Pillars Funding Corp. 1.10% due 1/14/2004 (1)                                                      $7,961      $7,958
Preferred Receivables Funding Corp. 1.09% due 1/14-1/16/2004 (1)                                          7,700       7,696
Triple-A One Funding Corp. 1.08% due 1/7/2004 (1)                                                         7,300       7,298
Gannett Co. 1.01% due 1/8/2004 (1)                                                                        7,000       6,998
IBM Credit Corp. 1.01% due 1/9/2004                                                                       7,000       6,998
Pfizer Inc 1.03% due 1/9/2004 (1)                                                                         7,000       6,998
Harley-Davidson Funding Corp. 1.02% due 1/20/2004 (1)                                                     7,000       6,996
Household Finance Corp. 1.08% due 1/20/2004                                                               7,000       6,996
Medtronic Inc. 1.03% due 1/21/2004 (1)                                                                    7,000       6,996
Variable Funding Capital Corp. 1.07% due 1/21/2004 (1)                                                    7,000       6,996
Caterpillar Financial Services Corp. 1.02% due 2/2/2004                                                   7,000       6,993
CAFCO, LLC 1.07%-1.08% due 1/29-2/17/2004 (1)                                                             7,000       6,992
Coca-Cola Co. 1.00%-1.02% due 2/17-3/5/2004                                                               7,000       6,989
USAA Capital Corp. 1.02% due 1/12/2004                                                                    6,900       6,898
Procter & Gamble Co. 1.01%-1.02% 1/7-1/14/2004 (1)                                                        5,700       5,699
FCAR Owner Trust I 1.09% due 1/6/2004                                                                     5,400       5,399
Motiva Enterprises LLC 1.01% due 1/23/2004                                                                4,000       3,997
Receivables Capital Corp. 1.08% due 1/13/2004 (1)                                                         3,500       3,499
SBC International Inc. 1.02% due 1/13/2004 (1)                                                            3,300       3,299
American Express Credit Corp. 1.04% due 1/7/2004                                                          3,000       2,999
ChevronTexaco Funding Corp. 1.01% due 2/24/2004                                                           3,000       2,995
Park Avenue Receivables Corp. 1.07% due 1/26/2004 (1)                                                     2,800       2,798
Merck & Co. Inc. 1.01% due 1/12/2004                                                                      1,200       1,200
E.I. du Pont de Nemours & Co. 1.07% due 1/16/2004                                                           500         500

U.S. TREASURIES  - 19.24%
U.S. Treasury Bills 0.83%-0.90% due 1/2-3/11/2004                                                        38,900      38,878

FEDERAL AGENCY DISCOUNT NOTES  -  16.12%
International Bank for Reconstruction and Development 0.96%-1.01% due 1/9-2/19/2004                      15,500      15,485
Federal Farm Credit Banks 1.00% due 1/5/2004                                                             10,000       9,999
Federal Home Loan Bank 1.00% due 1/5/2004                                                                 7,100       7,099

Total investment securities (cost: $203,648,000)                                                                    203,648
Other assets less liabilities                                                                                        (1,566)

Net assets                                                                                                         $202,082


(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

See Notes to Financial Statements





FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

(dollars and shares in thousands, except per-share amounts)

at December 31, 2003

                                                     GLOBAL         GLOBAL        GLOBAL SMALL
                                                   DISCOVERY        GROWTH       CAPITALIZATION    GROWTH       INTERNATIONAL
                                                      FUND            FUND          FUND            FUND             FUND
ASSETS:

Investment securities at market                       $ 40,609    $ 1,272,131     $ 832,620     $ 10,983,978      $ 2,803,388
Cash denominated in non-U.S. currencies                     10            448           387            2,747            1,685
Cash                                                        94             87            17              102               54
Receivables for:
 Sales of investments                                        -            309         1,111           17,480           14,890
 Sales of fund's shares                                     40            847         1,874           10,797            2,261
 Open forward currency contracts                             -              -             -                -                -
 Dividends and interest                                     19          2,033           721            7,666            3,851
Other assets                                                 -              -            46                1                -
                                                        40,772      1,275,855       836,776       11,022,771        2,826,129
LIABILITIES:
Payables for:
 Purchases of investments                                   23          4,861         4,674           28,398            6,171
 Repurchases of fund's shares                                3            243           856            5,308            1,103
 Open forward currency contracts                             -              -             -                -                -
 Investment advisory services                               19            657           526            3,185            1,275
 Services provided by affiliates                             5            219           133            1,428              277
 Deferred Trustees' compensation                             -             19             8              366              178
 Other fees and expenses                                     1             56         2,691              143              836
                                                            51          6,055         8,888           38,828            9,840
NET ASSETS AT DECEMBER 31, 2003 (Total:$ 36,329,216)  $ 40,721    $ 1,269,800     $ 827,888     $ 10,983,943      $ 2,816,289
Investment securities and cash denominated in
 non-U.S. currencies at cost                          $ 36,025    $ 1,059,844     $ 653,021      $ 8,925,213      $ 2,272,377

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest      $ 37,025    $ 1,268,020     $ 809,728      $ 9,915,766      $ 2,703,347
Undistributed (distributions in excess of)
  net investment income                                    (11)         6,162        (2,617)           6,089           (9,732)
Accumulated net realized loss                             (887)      (217,142)     (156,553)        (999,439)        (409,482)
Net unrealized appreciation                              4,594        212,760       177,330        2,061,527          532,156
NET ASSETS AT DECEMBER 31, 2003                       $ 40,721    $ 1,269,800     $ 827,888     $ 10,983,943      $ 2,816,289

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $12,243,173)                     $ 17,327      $ 188,116     $ 163,340      $ 3,877,129      $ 1,431,221
 Shares outstanding                                      1,743         12,295        11,545           84,765          106,751
 Net asset value per share                              $ 9.94        $ 15.30       $ 14.15          $ 45.74          $ 13.41
Class 2:
 Net assets (Total:  $24,086,043)                     $ 23,394    $ 1,081,684     $ 664,548      $ 7,106,814      $ 1,385,068
 Shares outstanding                                      2,358         70,946        47,185          156,177          103,402
 Net asset value per share                              $ 9.92        $ 15.25       $ 14.08          $ 45.50          $ 13.39


                                                                   BLUE CHIP                         ASSET
                                                    NEW WORLD      INCOME AND    GROWTH-INCOME    ALLOCATION
                                                       FUND        GROWTH FUND       FUND            FUND           BOND FUND

ASSETS:

Investment securities at market                      $ 272,726    $ 1,594,059  $ 12,247,171      $ 3,309,261      $ 1,483,830
Cash denominated in non-U.S. currencies                    100              -         4,110                -                -
Cash                                                        58            194            69              117               60
Receivables for:
 Sales of investments                                      457          2,083        27,764            9,957            2,511
 Sales of fund's shares                                     69          3,055        11,409            2,905              433
 Open forward currency contracts                             -              -             -              935                -
 Dividends and interest                                  1,284          1,665        13,820           14,976           20,391
Other assets                                                 -              -             2                -                -
                                                       274,694      1,601,056    12,304,345        3,338,151        1,507,225
LIABILITIES:
Payables for:
 Purchases of investments                                1,196          3,170        68,226          110,190           12,937
 Repurchases of fund's shares                              156              -         5,204              287              212
 Open forward currency contracts                             -              -             -            1,001                -
 Investment advisory services                              186            607         3,074            1,011              552
 Services provided by affiliates                            45            297         1,578              468              266
 Deferred Trustees' compensation                             2              3           431               95               14
 Other fees and expenses                                 1,863              4            46               13                6
                                                         3,448          4,081        78,559          113,065           13,987
NET ASSETS AT DECEMBER 31, 2003 (Total:$ 36,329,216) $ 271,246    $ 1,596,975  $ 12,225,786      $ 3,225,086      $ 1,493,238
Investment securities and cash denominated in
 non-U.S. currencies at cost                         $ 216,228    $ 1,383,508  $ 10,348,495      $ 2,974,170      $ 1,407,425

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest     $ 241,147    $ 1,398,996  $ 10,614,208      $ 2,943,505      $ 1,379,533
Undistributed (distributions in excess of)
  net investment income                                  2,968         13,422        23,162           13,442           59,912
Accumulated net realized loss                          (27,633)       (25,994)     (314,372)         (66,874)         (22,700)
Net unrealized appreciation                             54,764        210,551     1,902,788          335,013           76,493
NET ASSETS AT DECEMBER 31, 2003                      $ 271,246    $ 1,596,975  $ 12,225,786      $ 3,225,086      $ 1,493,238

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $12,243,173)                     $ 47,159      $ 106,850   $ 4,401,792     $ 911,274    $ 212,711
 Shares outstanding                                      3,934         11,357       130,962        62,518       18,756
 Net asset value per share                             $ 11.99         $ 9.41       $ 33.61       $ 14.58      $ 11.34
Class 2:
 Net assets (Total:  $24,086,043)                    $ 224,087    $ 1,490,125   $ 7,823,994   $ 2,313,812  $ 1,280,527
 Shares outstanding                                     18,772        159,128       233,709       159,428      113,663
 Net asset value per share                             $ 11.94         $ 9.36       $ 33.48       $ 14.51      $ 11.27

                                                                       U.S.
                                                                    GOVERNMENT/
                                                                     AAA-RATED
                                                                    SECURITIES        CASH
                                                     HIGH-INCOME       FUND       MANAGEMENT
                                                     BOND FUND         FUND           FUND
ASSETS:

Investment securities at market                      $ 718,177      $ 697,363     $ 203,648
Cash denominated in non-U.S. currencies                      -              -             -
Cash                                                        42             93             8
Receivables for:
 Sales of investments                                      421          7,136             -
 Sales of fund's shares                                    196             20           172
 Open forward currency contracts                             -              -             -
 Dividends and interest                                 12,310          4,807             -
Other assets                                                 1              1             -
                                                       731,147        709,420       203,828
LIABILITIES:
Payables for:
 Purchases of investments                                  502         62,209             -
 Repurchases of fund's shares                              119            808         1,626
 Open forward currency contracts                             -              -             -
 Investment advisory services                              302            252            80
 Services provided by affiliates                            66             58            21
 Deferred Trustees' compensation                            46             38            19
 Other fees and expenses                                     3              2             -
                                                         1,038         63,367         1,746
NET ASSETS AT DECEMBER 31, 2003 (Total:$ 36,329,216) $ 730,109      $ 646,053     $ 202,082
Investment securities and cash denominated in
 non-U.S. currencies at cost                         $ 670,844      $ 679,227     $ 203,648

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest     $ 793,908      $ 609,866     $ 200,614
Undistributed (distributions in excess of)
  net investment income                                 46,096         28,861         1,468
Accumulated net realized loss                         (157,314)       (10,810)            -
Net unrealized appreciation                             47,419         18,136             -
NET ASSETS AT DECEMBER 31, 2003                      $ 730,109      $ 646,053     $ 202,082

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $12,243,173)                    $ 410,654     $ 372,941      $ 102,659
 Shares outstanding                                     32,744        30,464          9,275
 Net asset value per share                             $ 12.54       $ 12.24        $ 11.07
Class 2:
 Net assets (Total:  $24,086,043)                    $ 319,455     $ 273,112       $ 99,423
 Shares outstanding                                     25,609        22,443          9,014
 Net asset value per share                             $ 12.47       $ 12.17        $ 11.03


See Notes to Financial Statements





STATEMENT OF OPERATIONS                     for the year ended December 31, 2003

                                                GLOBAL          GLOBAL                GLOBAL SMALL
                                               DISCOVERY        GROWTH               CAPITALIZATION      GROWTH      INTERNATIONAL
                                                 FUND            FUND                     FUND            FUND           FUND
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Interest                                        $ 82          $ 2,320                  $ 551            $ 9,499        $ 5,048
 Dividends                                        232           12,589                  3,742             54,634         37,489
                                                  314           14,909                  4,293             64,133         42,537
Fees and expenses:
 Investment advisory services                     158            5,992                  4,277             29,609         12,178
 Distribution services - Class 2                   35            1,892                  1,032             11,452          2,213
 Transfer agent services                            -                2                      1                 15              4
 Reports to shareholders                            1               30                     17                262             69
 Registration statement and prospectus              1               15                      9                132             33
 Postage, stationery and supplies                   1               15                      9                135             37
 Trustees' compensation                             -               13                      7                165             63
 Auditing and legal                                 -               14                      9                100             31
 Custodian                                          4              266                    119                606            896
 State and local taxes                              -               11                      6                 91             26
 Other                                              2                9                     15                 29             22
 Expense waiver                                     -                -                      -                  -              -
                                                  202            8,259                  5,501             42,596         15,572
Net investment income (loss)                      112            6,650                 (1,208)            21,537         26,965

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                      347          (38,122)                (1,493)           213,484       (122,835)
 Non-U.S. currency transactions                   (10)            (279)                  (123)              (143)        (1,571)
                                                  337          (38,401)                (1,616)           213,341       (124,406)

Net unrealized appreciation (depreciation) on:

 Investments                                    8,358          327,436                242,948          2,320,993        786,550
 Non-U.S. currency translations                     -                1                     (6)                18              1
                                                8,358          327,437                242,942          2,321,011        786,551
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency           8,695          289,036                241,326          2,534,352        662,145
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                              $ 8,807        $ 295,686              $ 240,118        $ 2,555,889     $ 689,110



                                                               BLUE CHIP                                 ASSET
                                             NEW WORLD        INCOME AND          GROWTH-INCOME        ALLOCATION
                                                FUND          GROWTH FUND            FUND                FUND          BOND FUND

INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Interest                                     $ 2,593            $ 957               $ 14,474           $ 46,489       $ 67,879
 Dividends                                      3,379           19,259                147,231             36,749            774
                                                5,972           20,216                161,705             83,238         68,653
Fees and expenses:
 Investment advisory services                   1,653            4,707                 29,648              9,628          5,537
 Distribution services - Class 2                  392            2,162                 12,978              3,897          2,498
 Transfer agent services                            -                2                     17                  4              2
 Reports to shareholders                            6               29                    299                 79             41
 Registration statement and prospectus              4               14                    151                 38             21
 Postage, stationery and supplies                   3               14                    155                 40             21
 Trustees' compensation                             3                9                    192                 46             16
 Auditing and legal                                 3                9                    117                 29             21
 Custodian                                        109               19                    212                 58             30
 State and local taxes                              2                8                    108                 28             16
 Other                                             11                1                     59                 44              3
 Expense waiver                                     -             (181)                     -                  -              -
                                                2,186            6,793                 43,936             13,891          8,206
Net investment income (loss)                    3,786           13,423                117,769             69,347         60,447

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                   (1,187)         (19,257)              (201,125)            (5,989)          (860)
 Non-U.S. currency transactions                   (50)               -                     86               (339)            74
                                               (1,237)         (19,257)              (201,039)            (6,328)          (786)

Net unrealized appreciation (depreciation) on:

 Investments                                   66,197          291,026              2,763,216            438,644         84,057
 Non-U.S. currency translations                    (4)               -                      4                (42)            29
                                               66,193          291,026              2,763,220            438,602         84,086
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency          64,956          271,769              2,562,181            432,274         83,300
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $ 68,742        $ 285,192            $ 2,679,950          $ 501,621      $ 143,747



                                                                 U.S.
                                                             GOVERNMENT/
                                                              AAA-RATED                CASH
                                            HIGH-INCOME     SECURITIES FUND          MANAGEMENT
                                             BOND FUND           FUND                  FUND

INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):    $ 48,698         $ 31,934                $ 3,066
 Interest                                       3,253            -                          -
 Dividends                                     51,951           31,934                  3,066

Fees and expenses:
 Investment advisory services                   3,141            3,428                  1,207
 Distribution services - Class 2                  619              752                    288
 Transfer agent services                            1                1                      1
 Reports to shareholders                           21               27                     10
 Registration statement and prospectus             11               14                      5
 Postage, stationery and supplies                  11               15                      5
 Trustees' compensation                            17               18                      8
 Auditing and legal                                 9               14                      5
 Custodian                                         17               17                      5
 State and local taxes                              8               13                      5
 Other                                              2                2                      1
 Expense waiver                                     -                -                      -
                                                3,857            4,301                  1,540
Net investment income (loss)                   48,094           27,633                  1,526

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                  (24,171)           4,691                      2
 Non-U.S. currency transactions                    73                -                      -
                                              (24,098)           4,691                      2

Net unrealized appreciation (depreciation) on:

 Investments                                  136,890          (14,043)                     -
 Non-U.S. currency translations                    22                -                      -
                                              136,912          (14,043)                     -
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency         112,814           (9,352)                     2
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                           $  160,908         $ 18,281                $ 1,528


See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                                 GLOBAL SMALL
                                                        GLOBAL DISCOVERY FUND       GLOBAL GROWTH FUND       CAPITALIZATION FUND
                                                      Year ended     Year ended   Year ended  Year ended    Year ended  Year ended
                                                     December 31,  December 31,  December 31, December 31,  December 31,December 31,
                                                        2003          2002          2003         2002          2003        2002
OPERATIONS:
Net investment income (loss)                         $      112   $     107      $  6,650    $  4,112     $  (1,208)    $  (537)
Net realized gain (loss) on investments and
 non-U.S. currency transactions                             337      (1,140)      (38,401)    (67,220)       (1,616)    (42,222)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations        8,358      (3,203)      327,437     (61,702)      242,942     (49,037)
 Net increase (decrease) in net assets
  resulting from operations                               8,807      (4,236)      295,686    (124,810)      240,118     (91,796)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                   (61)        (69)         (944)     (2,097)         (987)     (1,247)
  Class 2                                                   (46)        (42)       (3,011)     (5,278)       (2,385)     (2,110)
   Total dividends from net investment income              (107)       (111)       (3,955)     (7,375)       (3,372)     (3,357)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                     -           -             -           -             -           -
  Class 2                                                     -           -             -           -             -           -
   Total distributions from net realized gain on
    investments                                               -           -             -           -             -           -
 Total dividends and distributions paid
  to shareholders                                          (107)       (111)       (3,955)     (7,375)       (3,372)     (3,357)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                              10,715       3,465         7,365       9,896        18,764      22,483
  Proceeds from reinvestment of dividends
     and distributions                                       61          69           944       2,097           987       1,247
  Cost of shares repurchased                             (7,995)     (1,972)      (19,824)    (43,292)      (18,216)    (35,574)
   Net increase (decrease) from Class 1 transactions      2,781       1,562       (11,515)    (31,299)        1,535     (11,844)
 Class 2:
  Proceeds from shares sold                              13,297      10,424       275,010     184,819       234,453     238,713
  Proceeds from reinvestment of dividends
     and distributions                                       46          42       3,011       5,278         2,385       2,110
  Cost of shares repurchased                             (3,319)     (4,019)      (32,091)    (97,599)      (44,802)   (159,310)
   Net increase (decrease) from Class 2 transactions     10,024       6,447       245,930      92,498       192,036      81,513
 Net increase (decrease) in net assets resulting from
  capital share transactions                             12,805       8,009       234,415      61,199       193,571      69,669

TOTAL INCREASE (DECREASE) IN NET ASSETS                  21,505       3,662       526,146     (70,986)      430,317     (25,484)

NET ASSETS:
Beginning of period                                      19,216      15,554       743,654     814,640       397,571     423,055
End of period                                          $ 40,721    $ 19,216   $ 1,269,800   $ 743,654     $ 827,888   $ 397,571
Undistributed (distributions
 in excess of) net investment income                      $ (11)       $ (6)      $ 6,162     $ 3,812      $ (2,617)    $ 1,823

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             1,274         431           546         786         1,550       1,972
  Shares issued on reinvestment of dividends
     and distributions                                        6           9            75         174            92         113
  Shares repurchased                                       (966)       (242)       (1,671)     (3,649)       (1,751)     (3,386)
   Net increase (decrease) in shares outstanding            314         198        (1,050)     (2,689)         (109)     (1,301)
 Class 2:
  Shares sold                                             1,525       1,285        21,120      15,330        19,995      21,928
  Shares issued on reinvestment of dividends
     and distributions                                        5           6           239         438           222         192
  Shares repurchased                                       (392)       (512)       (2,717)     (8,278)       (4,388)    (14,599)
   Net increase (decrease) in shares outstanding          1,138         779        18,642       7,490        15,829       7,521



                                                             GROWTH FUND           INTERNATIONAL FUND           NEW WORLD FUND
                                                      Year ended     Year ended   Year ended  Year ended    Year ended  Year ended
                                                     December 31,  December 31,  December 31, December 31,  December 31,December 31,
                                                        2003          2002          2003         2002          2003        2002

OPERATIONS:
Net investment income (loss)                        $    21,537    $ 14,211      $ 26,965    $ 27,076     $   3,786       3,180
Net realized gain (loss) on investments and
 non-U.S. currency transactions                         213,341    (842,068)     (124,406)   (105,154)       (1,237)     (6,375)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations    2,321,011  (1,219,011)      786,551    (261,456)       66,193      (6,279)
 Net increase (decrease) in net assets
  resulting from operations                           2,555,889  (2,046,868)      689,110    (339,534)       68,742      (9,474)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                               (13,122)     (7,669)      (19,844)    (24,823)         (709)       (777)
  Class 2                                                (6,452)       (980)      (14,770)     (9,015)       (2,605)     (2,122)
   Total dividends from net investment income           (19,574)     (8,649)      (34,614)    (33,838)       (3,314)     (2,899)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                     -           -             -           -             -           -
  Class 2                                                     -           -             -           -             -           -
   Total distributions from net realized gain on
    investments                                               -           -             -           -             -           -
 Total dividends and distributions paid
  to shareholders                                       (19,574)     (8,649)      (34,614)    (33,838)       (3,314)     (2,899)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                              14,458      25,892         4,120      47,701         6,491      15,823
  Proceeds from reinvestment of dividends
     and distributions                                   13,122       7,669        19,844      24,823           709         777
  Cost of shares repurchased                           (426,449)   (840,654)     (192,939)   (346,153)       (6,970)    (15,159)
   Net increase (decrease) from Class 1 transactions   (398,869)   (807,093)     (168,975)   (273,629)          230       1,441
 Class 2:
  Proceeds from shares sold                           2,696,826   1,134,072       764,198   1,637,336        69,838     298,187
  Proceeds from reinvestment of dividends
     and distributions                                    6,452         980        14,770       9,015         2,605       2,122
  Cost of shares repurchased                            (60,699)   (212,930)     (320,176) (1,527,470)      (25,948)   (282,801)
   Net increase (decrease) from Class 2 transactions  2,642,579     922,122       458,792     118,881        46,495      17,508
 Net increase (decrease) in net assets resulting from
  capital share transactions                          2,243,710     115,029       289,817    (154,748)       46,725      18,949

TOTAL INCREASE (DECREASE) IN NET ASSETS               4,780,025  (1,940,488)      944,313    (528,120)      112,153       6,576

NET ASSETS:
Beginning of period                                   6,203,918   8,144,406     1,871,976   2,400,096       159,093     152,517
End of period                                        10,983,943 $ 6,203,918   $ 2,816,289 $ 1,871,976     $ 271,246   $ 159,093
Undistributed (distributions
 in excess of) net investment income                    $ 6,089     $ 4,287      $ (9,732)     $ (315)      $ 2,968     $ 2,544

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                               361         683           370       4,022           623       1,602
  Shares issued on reinvestment of dividends
     and distributions                                      306         226         1,562       2,373            74          83
  Shares repurchased                                    (11,358)    (23,009)      (17,949)    (31,122)         (724)     (1,614)
   Net increase (decrease) in shares outstanding        (10,691)    (22,100)      (16,017)    (24,727)          (27)         71
 Class 2:
  Shares sold                                            67,355      29,920        70,421     146,437         7,066      31,801
  Shares issued on reinvestment of dividends
     and distributions                                      144          29         1,134         875           271         226
  Shares repurchased                                     (1,703)     (6,180)      (31,470)   (136,433)       (2,810)    (30,086)
   Net increase (decrease) in shares outstanding         65,796      23,769        40,085      10,879         4,527       1,941



                                                              BLUE CHIP
                                                       INCOME AND GROWTH FUND       GROWTH-INCOME FUND       ASSET ALLOCATION FUND
                                                      Year ended     Year ended   Year ended  Year ended     Year ended  Year ended
                                                     December 31,  December 31,  December 31, December 31,  December 31,December 31,
                                                        2003          2002          2003         2002          2003        2002

OPERATIONS:
Net investment income (loss)                            $13,423     $ 5,608      $117,769   $ 107,409      $ 69,347      57,343
Net realized gain (loss) on investments and
 non-U.S. currency transactions                         (19,257)     (5,736)     (201,039)     (1,040)       (6,328)    (44,140)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations      291,026     (82,437)    2,763,220  (1,759,090)      438,602    (249,438)
 Net increase (decrease) in net assets
  resulting from operations                             285,192     (82,565)    2,679,950  (1,652,721)      501,621    (236,235)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                     -        (731)      (52,064)    (46,371)      (21,401)    (20,853)
  Class 2                                                     -      (4,919)      (65,963)    (37,421)      (45,402)    (25,444)
   Total dividends from net investment income                 -      (5,650)     (118,027)    (83,792)      (66,803)    (46,297)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                     -           -             -           -             -           -
  Class 2                                                     -           -             -           -             -           -
   Total distributions from net realized gain on
    investments                                               -           -             -           -             -           -
 Total dividends and distributions paid
  to shareholders                                             -      (5,650)     (118,027)    (83,792)      (66,803)    (46,297)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                              36,427      36,948        11,989      20,166        16,548      22,833
  Proceeds from reinvestment of dividends
     and distributions                                        -         731        52,064      46,371        21,401      20,853
  Cost of shares repurchased                             (5,660)    (16,264)     (476,758)   (768,415)      (69,895)   (120,247)
   Net increase (decrease) from Class 1 transactions     30,767      21,415      (412,705)   (701,878)      (31,946)    (76,561)
 Class 2:
  Proceeds from shares sold                              805,425    388,357     2,707,263   1,352,002       946,786     482,358
  Proceeds from reinvestment of dividends
     and distributions                                         -      4,919        65,963      37,421        45,402      25,444
  Cost of shares repurchased                              (4,287)    (6,269)      (70,106)   (192,299)      (23,135)    (37,169)
   Net increase (decrease) from Class 2 transactions     801,138    387,007     2,703,120   1,197,124       969,053     470,633
 Net increase (decrease) in net assets resulting from
  capital share transactions                             831,905    408,422     2,290,415     495,246       937,107     394,072

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,117,097    320,207     4,852,338  (1,241,267)    1,371,925     111,540

NET ASSETS:
Beginning of period                                      479,878    159,671     7,373,448   8,614,715     1,853,161   1,741,621
End of period                                        $ 1,596,975  $ 479,878   $ 12,225,786$ 7,373,448   $ 3,225,086 $ 1,853,161
Undistributed (distributions
 in excess of) net investment income                    $ 13,422       $ (1)     $ 23,162    $ 23,334      $ 13,442    $ 10,829

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              4,515      4,441           416         694         1,242       1,713
  Shares issued on reinvestment of dividends
     and distributions                                         -        101         1,632       1,797         1,510       1,705
  Shares repurchased                                        (739)    (2,094)      (17,052)    (27,712)       (5,371)     (9,051)
   Net increase (decrease) in shares outstanding           3,776      2,448       (15,004)    (25,221)       (2,619)     (5,633)
 Class 2:
  Shares sold                                            100,260     47,771        91,949      47,358        71,343      36,311
  Shares issued on reinvestment of dividends
     and distributions                                         -        685         2,040       1,457         3,200       2,091
  Shares repurchased                                        (571)      (838)       (2,646)     (7,370)       (1,835)     (2,897)
   Net increase (decrease) in shares outstanding          99,689     47,618        91,343      41,445        72,708      35,505





                                                              BOND FUND           HIGH-INCOME BOND FUND
                                                      Year ended     Year ended   Year ended  Year ended
                                                     December 31,  December 31,  December 31, December 31,
                                                        2003          2002          2003         2002

OPERATIONS:
Net investment income (loss)                           $  60,447   $ 45,067      $ 48,094      48,835
Net realized gain (loss) on investments and
 non-U.S. currency transactions                             (786)   (16,665)      (24,098)    (55,818)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations        84,086      7,998       136,912      (5,040)
 Net increase (decrease) in net assets
  resulting from operations                              143,747     36,400       160,908     (12,023)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                 (8,856)    (8,386)      (30,181)    (35,097)
  Class 2                                                (36,565)   (20,697)      (18,769)    (16,126)
   Total dividends from net investment income            (45,421)   (29,083)      (48,950)    (51,223)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                      -          -             -           -
  Class 2                                                      -          -             -           -
   Total distributions from net realized gain on
    investments                                                -          -             -           -
 Total dividends and distributions paid
  to shareholders                                        (45,421)   (29,083)      (48,950)    (51,223)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               19,014     50,951        47,737      22,929
  Proceeds from reinvestment of dividends
     and distributions                                     8,856      8,386        30,181      35,097
  Cost of shares repurchased                             (51,797)   (36,190)      (71,421)    (81,442)
   Net increase (decrease) from Class 1 transactions     (23,927)    23,147         6,497     (23,416)
 Class 2:
  Proceeds from shares sold                              495,365    339,972       104,759      49,450
  Proceeds from reinvestment of dividends
     and distributions                                    36,565     20,697        18,769      16,126
  Cost of shares repurchased                             (27,981)   (18,768)      (30,197)    (19,699)
   Net increase (decrease) from Class 2 transactions     503,949    341,901        93,331      45,877
 Net increase (decrease) in net assets resulting from
  capital share transactions                             480,022    365,048        99,828      22,461

TOTAL INCREASE (DECREASE) IN NET ASSETS                  578,348    372,365       211,786     (40,785)

NET ASSETS:
Beginning of period                                      914,890    542,525       518,323     559,108
End of period                                        $ 1,493,238  $ 914,890     $ 730,109   $ 518,323
Undistributed (distributions
 in excess of) net investment income                    $ 59,912   $ 44,449      $ 46,096    $ 46,888

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              1,765      5,076         4,084       2,194
  Shares issued on reinvestment of dividends
     and distributions                                       807        839         2,647       3,563
  Shares repurchased                                      (4,742)    (3,555)       (6,121)     (7,863)
   Net increase (decrease) in shares outstanding          (2,170)     2,360           610      (2,106)
 Class 2:
  Shares sold                                             45,595     33,543         8,976       4,635
  Shares issued on reinvestment of dividends
     and distributions                                     3,348      2,078         1,654       1,642
  Shares repurchased                                      (2,588)    (1,864)       (2,629)     (1,935)
   Net increase (decrease) in shares outstanding          46,355     33,757         8,001       4,342



                                                     U.S. GOVERNMENT/AAA-RATED
                                                          SECURITIES FUND            CASH MANAGEMENT FUND
                                                      Year ended  Year ended      Year ended     Year ended
                                                     December 31, December 31,   December 31,  December 31,
                                                         2003        2002           2003          2002

OPERATIONS:
Net investment income (loss)                           $  27,633    $ 27,809     $  1,526       3,760
Net realized gain (loss) on investments and
 non-U.S. currency transactions                            4,691       2,910            2          (2)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations       (14,043)     25,400            -           -
 Net increase (decrease) in net assets
  resulting from operations                               18,281      56,119        1,528       3,758

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                (17,176)    (18,187)      (2,307)     (5,923)
  Class 2                                                (10,668)     (8,137)      (1,435)     (4,462)
   Total dividends from net investment income            (27,844)    (26,324)      (3,742)    (10,385)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                      -           -            -         (16)
  Class 2                                                      -           -            -         (12)
   Total distributions from net realized gain on
    investments                                                -           -            -         (28)
 Total dividends and distributions paid
  to shareholders                                        (27,844)    (26,324)      (3,742)    (10,413)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               23,036     164,863       43,713     150,300
  Proceeds from reinvestment of dividends
     and distributions                                    17,176      18,187        2,307       5,939
  Cost of shares repurchased                            (178,442)    (72,321)    (145,373)   (167,545)
   Net increase (decrease) from Class 1 transactions    (138,230)    110,729      (99,353)    (11,306)
 Class 2:
  Proceeds from shares sold                               68,855     249,288      182,427     996,887
  Proceeds from reinvestment of dividends
     and distributions                                    10,668       8,137        1,435       4,474
  Cost of shares repurchased                             (90,400)   (116,117)    (216,376)   (992,719)
   Net increase (decrease) from Class 2 transactions     (10,877)    141,308      (32,514)      8,642
 Net increase (decrease) in net assets resulting from
  capital share transactions                            (149,107)    252,037     (131,867)     (2,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (158,670)    281,832     (134,081)     (9,319)

NET ASSETS:
Beginning of period                                      804,723     522,891      336,163     345,482
End of period                                          $ 646,053   $ 804,723    $ 202,082   $ 336,163
Undistributed (distributions
 in excess of) net investment income                    $ 28,861    $ 27,676      $ 1,468     $ 3,684

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              1,853      13,743        3,936      13,366
  Shares issued on reinvestment of dividends
     and distributions                                     1,397       1,550          209         535
  Shares repurchased                                     (14,567)     (5,986)     (13,070)    (14,815)
   Net increase (decrease) in shares outstanding         (11,317)      9,307       (8,925)       (914)
 Class 2:
  Shares sold                                              5,594      20,773       16,424      88,127
  Shares issued on reinvestment of dividends
     and distributions                                       871         696          130         404
  Shares repurchased                                      (7,425)     (9,687)     (19,485)    (87,799)
   Net increase (decrease) in shares outstanding            (960)     11,782       (2,931)        732


See Notes to Financial Statements





NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

--------------------------------------------------------------------------------

GLOBAL                           Long-term growth of capital by investing
DISCOVERY FUND                   primarily in stocks of companies in the
                                 services and information area of the global
                                 economy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GLOBAL                           Long-term growth of capital by investing
GROWTH FUND                      primarily in common stocks of companies
                                 located around the world.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GLOBAL SMALL                     Long-term growth of capital by investing
CAPITALIZATION FUND              primarily in stocks of smaller companies
                                 located around the world.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GROWTH FUND                      Long-term growth of capital by investing
                                 primarily in common stocks of companies that
                                 offer opportunities for growth of capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INTERNATIONAL FUND               Long-term growth of capital by investing
                                 primarily in common stocks of companies located
                                 outside the United States.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NEW WORLD FUND                   Long-term growth of capital by investing
                                 primarily in stocks of companies with
                                 significant exposure to countries with
                                 developing economies and/or markets.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BLUE CHIP INCOME                 To produce income exceeding the average
AND GROWTH FUND                  yield on U.S. stocks and to provide an
                                 opportunity for growth of principal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GROWTH-INCOME                    Growth of capital and income by investing
FUND                             primarily in common stocks or other securities
                                 that demonstrate the potential for appreciation
                                 and/or dividends.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND            High total return (including income and
                                 capital gains) consistent with long-term
                                 preservation of capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BOND FUND                        As high a level of current income as is
                                 consistent with the preservation of capital by
                                 investing primarily in fixed-income securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HIGH-INCOME                      High current income and, secondarily,
BOND FUND                        capital appreciation by investing primarily in
                                 intermediate and long-term corporate
                                 obligations, with emphasis on higher yielding,
                                 higher risk, lower rated or unrated securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

U.S. GOVERNMENT/                 A high level of current income consistent with
AAA-RATED                        prudent investment risk and  preservation of
SECURITIES FUND                  capital by investing primarily in a combination
                                 of securities guaranteed by the U.S. government
                                 and other debt securities rated AAA or Aaa.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH                             High current yield while preserving capital
MANAGEMENT FUND                  by investing in a diversified selection of
                                 high-quality money market instruments.

--------------------------------------------------------------------------------

Each fund offers two share classes (1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SUBSEQUENT ACTIVITY - On January 16, 2004, pursuant to exemptive relief granted by the Securities and Exchange Commission, the series acquired all of the net assets of Anchor Pathway Fund. The series is the surviving entity for purposes of maintaining the financial statements and performance history in the postreorganization.

In connection with the substitution, the series issued a new share class, Class 3, for each fund listed on the next page. The Class 3 shares will have different class- specific fees and expenses than the existing shares, primarily due to arrangements for certain distribution expenses. The substitution did not affect the existing two share classes (1 and 2) of the series.

                                        (shares and dollar amounts in thousands)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                       Total net assets
American Funds        Anchor Pathway        Class 3 shares                        Total net assets     of acquiring
Insurance Series          Fund                issued by      Total net assets     of acquiring fund    fund after
("acquiring fund")    ("acquired fund")     acquiring fund   of acquired fund     before substiution   substitution
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Growth Fund           Growth Series             12,057           $575,620           $11,643,913         $12,219,533

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

International Fund    International              8,456            116,357             2,935,099           3,051,456
                      Series

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Growth-Income Fund    Growth-Income             17,364            601,476            12,781,355          13,382,831
                      Series

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Asset Allocation      Asset Allocation           5,720             84,937             3,334,368           3,419,305
Fund                  Series

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

High-Income Bond      High-Yield Bond            4,239             54,221               744,996             799,217
Fund                  Series

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

U.S. Government/      U.S. Government/
AAA-Rated             AAA-Rated                  4,449             54,895               631,994             686,889
Securities Fund       Securities Series

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Cash Management       Cash Management            2,068             22,897               197,620             220,517
Fund                  Series

-----------------------------------------------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

     MORTGAGE DOLLAR ROLLS - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

     SECURITIES LENDING - The series may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When a fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income earned is included in interest income in the accompanying financial statements.


2.   NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.


3.   FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2003. These amounts may be used to offset capital gains realized in subsequent years expiring December 31, 2004, through December 31, 2011. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of December 31, 2003, are as follows:


                                                        (dollars in  thousands)

                                                                    Global          Global    Global Small
                                                                   Discovery        Growth    Capitalization   Growth  International
                                                                     Fund            Fund         Fund          Fund       Fund

Undistributed net investment income
 and currency gains                                                 $ 35           $ 6,974         $ -         $ 6,520      $ 6,399
Loss deferrals related to non-U.S. currency
 that were realized during the period
 November 1, 2003, through December 31, 2003                          (9)             (126)        (18)            (65)        (340)
Short-term and long-term capital loss deferrals                     (887)         (216,752)   (156,553)       (992,319)    (409,482)
Gross unrealized appreciation on investment securities             5,305           250,001     212,940       2,401,268      651,762
Gross unrealized depreciation on investment securities              (711)          (38,323)    (35,544)       (346,876)    (134,679)
Cost of portfolio securities and cash denominated in non-U.S.
 currencies, excluding forward currency contracts                 36,025         1,060,901     655,611       8,932,333    2,287,990
Reclassification to (from) undistributed net investment
 income from (to) undistributed net realized gai                     (10)             (345)       (120)           (161)      (1,768)
Reclassification to (from) undistributed net investment
 income from (to) paid-in capital                                      -                 -         260               -            -


Capital loss carryforward expires in:
                                                    2004             $ -               $ -         $ -             $ -          $ -
                                                    2006               -                 -           -               -            -
                                                    2007               -                 -           -               -            -
                                                    2008               -                 -           -               -            -
                                                    2009             100           101,126      94,473         147,918      147,937
                                                    2010             737            56,984      52,175         844,401      121,367
                                                    2011              50            56,140       9,869               -      140,178
                                                                   $ 887         $ 214,250   $ 156,517       $ 992,319    $ 409,482

*Amount less than one thousand.

                                                                  New            Blue Chip     Growth-         Asset
                                                                  World          Income and    Income        Allocation      Bond
                                                                  Fund           Growth Fund   Fund             Fund         Fund

Undistributed net investment income
 and currency gains                                              $ 6,533          $ 13,425    $ 23,636        $ 13,660     $ 60,551
Loss deferrals related to non-U.S. currency
 that were realized during the period
 November 1, 2003, through December 31, 2003                         (12)                -         (43)           (188)           -
Short-term and long-term capital loss deferrals                  (27,633)          (24,168)   (304,530)        (63,663)     (22,700)
Gross unrealized appreciation on investment securities            61,621           223,194   2,372,110         429,498       88,942
Gross unrealized depreciation on investment securities            (8,574)          (14,469)   (479,166)        (97,619)     (12,925)
Cost of portfolio securities and cash denominated in non-U.S.
 currencies, excluding forward currency contracts                219,779         1,385,334  10,358,337       2,977,382    1,407,813
Reclassification to (from) undistributed net investment
 income from (to) undistributed net realized gain                    (48)                -          86              69          437
Reclassification to (from) undistributed net investment
 income from (to) paid-in capital                                      -                 -           -               -            -


Capital loss carryforward expires in:
                                                    2004             $ -               $ -         $ -             $ -          $ -
                                                    2006               -                 -           -               -        1,346
                                                    2007               -                 -           -               -          154
                                                    2008               -                 -           -               -        2,909
                                                    2009          16,564             1,001      18,842          14,729          534
                                                    2010           4,880             3,625           -          28,538       11,748
                                                    2011           6,189            15,769     285,688          11,172        5,664
                                                                $ 27,633          $ 20,395   $ 304,530        $ 54,439     $ 22,355

*Amount less than one thousand.

                                                                                    U.S.
                                                                                 Government/
                                                                                 AAA-Rated       Cash
                                                                High-Income     Securities    Management
                                                                 Bond Fund         Fund         Fund
Undistributed net investment income
 and currency gains                                             $ 47,471        $ 28,898       $ 1,487
Loss deferrals related to non-U.S. currency
 that were realized during the period
 November 1, 2003, through December 31, 2003                           -*              -             -
Short-term and long-term capital loss deferrals                 (157,314)        (10,810)            -*
Gross unrealized appreciation on investment securities            68,946          19,422             -
Gross unrealized depreciation on investment securities           (22,505)         (1,286)            -
Cost of portfolio securities and cash denominated in non-U.S.
 currencies, excluding forward currency contracts                671,736         679,227       203,648
Reclassification to (from) undistributed net investment
 income from (to) undistributed net realized gain                     64           1,396             -
Reclassification to (from) undistributed net investment
 income from (to) paid-in capital                                      -               -             -


Capital loss carryforward expires in:
                                                    2004             $ -         $ 2,439           $ -
                                                    2006          11,417           3,594             -
                                                    2007             973             737             -
                                                    2008               -           4,040             -
                                                    2009          54,476               -             -
                                                    2010          50,900               -             -
                                                    2011          35,517               -             -*
                                                               $ 153,283        $ 10,810           $ -*

*Amount less than one thousand.



4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors, Inc. ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

INVESTMENT ADVISORY SERVICES - The aggregate fee of $110,982,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that decrease as average net asset levels increase.

The Board of Trustees approved an amended Investment Advisory and Service Agreement for Blue Chip Income and Growth Fund, effective January 1, 2004, that provided for reduced annual rates as reflected in the chart below. During the year ended December 31, 2003, CRMC voluntarily reduced investment advisory fees to the rates provided by the amended agreement. As a result, for the year ended December 31, 2003, the fee shown on the accompanying financial statements was voluntarily reduced by $181,000 to $4,526,000, which is equivalent to an annualized rate of 0.48%. Had CRMC not reduced such fee, the annualized rate for the year ended December 31, 2003, would have been 0.50% for the fund.

The range of rates and asset levels and the current annualized rates of average net assets for the series are as follows:

                                              Rates            Net Asset Level (in billions)

                                       Beginning   Ending                                        For the year ended
Fund                                     with       with           Up to       In excess of       December 31, 2003

Global Discovery                         .580 %                     all                                  .58 %
Global Growth                            .690       .530 %         $ .6         $ 1.2                    .66
Global Small Capitalization              .800       .740             .6            .6                    .80
Growth                                   .500       .300             .6          13.0                    .37
International                            .690       .450             .5          10.5                    .57
New World                                .850                       all                                  .85
Blue Chip Income and Growth              .500       .400             .6           1.5                    .48
Growth-Income                            .500       .242             .6          10.5                    .33
Asset Allocation                         .500       .320             .6           2.0                    .40
Bond                                     .480       .400             .6           1.0                    .45
High-Income Bond                         .500       .450             .6           1.0                    .50
U.S. Government/AAA-Rated Securities     .460       .360             .6           1.0                    .45
Cash Management                          .500       .380             .1            .4                    .45



DISTRIBUTION SERVICES - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the year ended December 31, 2003, distribution expenses under the plan for the series aggregated $40,210,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT SERVICES - The aggregate fee of $50,000 was incurred during the year ended December 31, 2003, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $283,000 in current fees (either paid in cash or deferred) and a net increase of $274,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or Trustees received any compensation directly from the series.


5.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the year ended December 31, 2003, custodian fees for the series aggregated $2,358,000, which includes $35,000 that was offset by this reduction, rather than paid in cash.

As of December 31, 2003, Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                        (dollars in  thousands)

                                           Contract amount      U.S. valuation

                                                                     Unrealized
Non-U.S. Currency Sale Contracts     Non-U.S.      U.S.    Amount   depreciation

Euro, expiring 2/3-3/10/2004        Euro  851     $1,001   $1,067      ($66)



The following table presents additional information as of the year ended December 31, 2003:

                                                         (dollars in thousands)

                                                         Global      Global       Global Small
                                                       Discovery     Growth      Capitalization     Growth      International
                                                         Fund         Fund             Fund          Fund           Fund

Purchases of investment securities (1)                  $ 17,002    $ 356,627     $ 448,400      $ 4,478,510      $ 934,739
Sales of investment securities (1)                         6,572      206,789       255,209        2,498,888        769,386
Non-U.S taxes withheld on dividend income                     11        1,329           450            1,604          4,916
Non-U.S taxes withheld on interest income                      -            - (2)         -                -              1
Non-U.S taxes paid (refunded) on realized gains                -          277           (12)               -              -
Non-U.S taxes provided on unrealized gains
 as of December 31, 2003                                       -            -         2,657                -            654
Restricted securities as of December 31, 2003: (3)
 Market value                                              3,676       65,902        34,516          561,863        102,665
 Percent of net assets                                        9%           5%            4%               5%             4%


                                                         New       Blue Chip        Growth-         Asset
                                                         World     Income and       Income        Allocation        Bond
                                                         Fund      Growth Fund       Fund            Fund           Fund

Purchases of investment securities (1)                $ 70,360     $ 842,495     $3,317,180      $ 1,233,391      $ 645,283
Sales of investment securities (1)                      31,912       103,066      1,681,395          425,062        201,629
Non-U.S taxes withheld on dividend income                  307             -          2,096              665              -
Non-U.S taxes withheld on interest income                    -             -              -                -              -
Non-U.S taxes paid (refunded) on realized gains            201             -              -                -              -
Non-U.S taxes provided on unrealized gains
 as of December 31, 2003                                 1,838             -              -                -              -
Restricted securities as of December 31, 2003: (3)
 Market value                                           14,861        69,751        851,786          447,066        297,937
 Percent of net assets                                      5%            4%             7%              14%            20%


                                                                        U.S.
                                                                     Government/
                                                                      AAA-Rated     Cash
                                                     High-Income    Securities     Management
                                                     Bond Fund         Fund        Fund

Purchases of investment securities (1)               $ 321,589     $ 456,730    $ 2,722,744
Sales of investment securities (1)                     260,626       516,228      2,859,409
Non-U.S taxes withheld on dividend income                    -             -              -
Non-U.S taxes withheld on interest income                    -             -              -
Non-U.S taxes paid (refunded) on realized gains              -             -              -
Non-U.S taxes provided on unrealized gains
 as of December 31, 2003                                     -             -              -
Restricted securities as of December 31, 2003: (3)
 Market value                                          253,496        95,973         80,223
 Percent of net assets                                     35%           15%            40%


(1)  Excludes short-term securities, except for the Cash Management Fund.
(2)  Amount less than one thousand.
(3) The funds have invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities include restricted short-term notes, which in practice are as liquid as unrestricted securities in the portfolios. These securities are identified in the investment portfolios.





FINANCIAL HIGHLIGHTS (1)

                                       Income (loss) from investment operations (2)

                                                                  Net
                           Net asset                          gains (losses)
                             value,          Net              on securities        Total from
Period                     beginning      investment          (both realized       investment
Ended                      of period      income (loss)       and unrealized)      operations

GLOBAL DISCOVERY FUND (4)
CLASS 1
12/31/03                      $7.26           $.05                $2.67                $2.72
12/31/02                       9.30            .06                (2.05)               (1.99)
12/31/01                      10.00            .04                 (.70)               (0.66)
CLASS 2
12/31/03                       7.25            .02                 2.67                 2.69
12/31/02                       9.30            .04                (2.05)               (2.01)
12/31/01                      10.00            .02                 (.69)               (0.67)
GLOBAL GROWTH FUND
CLASS 1
12/31/03                     $11.35           $.12                $3.91                $4.03
12/31/02                      13.42            .09                (2.02)               (1.93)
12/31/01                      17.25            .18                (2.50)               (2.32)
12/31/00                      21.42            .20                (4.15)               (3.95)
12/31/99                      18.99            .01                 3.43                 3.44
11/30/99                      13.02            .14                 6.39                 6.53
CLASS 2
12/31/03                      11.32            .09                 3.89                 3.98
12/31/02                      13.38            .06                (2.01)               (1.95)
12/31/01                      17.21            .13                (2.49)               (2.36)
12/31/00                      21.41            .15                (4.13)               (3.98)
12/31/99                      18.98            .01                 3.42                 3.43
11/30/99                      13.02            .11                 6.37                 6.48
GLOBAL SMALL CAPITALIZATION FUND
CLASS 1
12/31/03                      $9.27            $ -   (5)          $4.97                $4.97
12/31/02                      11.52              -   (5)          (2.15)               (2.15)
12/31/01                      14.28            .03                (1.81)               (1.78)
12/31/00                      17.37            .09                (2.81)               (2.72)
12/31/99                      17.16              -   (5)           1.92                 1.92
11/30/99                       9.11            .06                 8.20                 8.26
CLASS 2
12/31/03                       9.23           (.03)                4.95                 4.92
12/31/02                      11.48           (.02)               (2.15)               (2.17)
12/31/01                      14.24              -   (5)          (1.80)               (1.80)
12/31/00                      17.36            .04                (2.80)               (2.76)
12/31/99                      17.14              -   (5)           1.92                 1.92
11/30/99                       9.10            .04                 8.19                 8.23
GROWTH FUND
CLASS 1
12/31/03                     $33.47           $.16               $12.26               $12.42
12/31/02                      44.30            .12               (10.87)              (10.75)
12/31/01                      73.51            .18               (11.99)              (11.81)
12/31/00                      70.62            .41                 2.97                 3.38
12/31/99                      72.12            .01                 9.64                 9.65
11/30/99                      54.91            .11                25.35                25.46
CLASS 2
12/31/03                      33.29            .06                12.19                12.25
12/31/02                      44.09            .03               (10.82)              (10.79)
12/31/01                      73.28            .04               (11.94)              (11.90)
12/31/00                      70.57            .25                 2.95                 3.20
12/31/99                      72.04              -   (5)           9.63                 9.63
11/30/99                      54.88           (.02)               25.33                25.31
INTERNATIONAL FUND
CLASS 1
12/31/03                     $10.07           $.15                $3.38                $3.53
12/31/02                      12.02            .15                (1.90)               (1.75)
12/31/01                      20.59            .22                (3.79)               (3.57)
12/31/00                      26.74            .18                (5.90)               (5.72)
12/31/99                      25.08            .01                 4.34                 4.35
11/30/99                      16.57            .25                 8.87                 9.12
CLASS 2
12/31/03                      10.05            .12                 3.37                 3.49
12/31/02                      11.97            .12                (1.89)               (1.77)
12/31/01                      20.54            .15                (3.76)               (3.61)
12/31/00                      26.73            .13                (5.89)               (5.76)
12/31/99                      25.07            .01                 4.33                 4.34
11/30/99                      16.56            .10                 8.98                 9.08
NEW WORLD FUND (7)
CLASS 1
12/31/03                      $8.76           $.21                $3.21                $3.42
12/31/02                       9.44            .20                 (.70)                (.50)
12/31/01                       9.85            .24                 (.63)                (.39)
12/31/00                      11.77            .24                (1.70)               (1.46)
12/31/99                      10.56            .01                 1.25                 1.26
11/30/99                      10.00            .07                  .51                  .58
CLASS 2
12/31/03                       8.73            .19                 3.19                 3.38
12/31/02                       9.41            .18                 (.70)                (.52)
12/31/01                       9.84            .21                 (.62)                (.41)
12/31/00                      11.77            .20                (1.69)               (1.49)
12/31/99                      10.55            .02                 1.25                 1.27
11/30/99                      10.00            .06                  .51                  .57
BLUE CHIP INCOME AND GROWTH FUND (4)
CLASS 1
12/31/03                      $7.17           $.13                $2.11                $2.24
12/31/02                       9.43            .16                (2.32)               (2.16)
12/31/01                      10.00            .09                 (.61)                (.52)
CLASS 2
12/31/03                       7.16            .11                 2.09                 2.20
12/31/02                       9.41            .14                (2.30)               (2.16)
12/31/01                      10.00            .08                 (.63)                (.55)
GROWTH-INCOME FUND
CLASS 1
12/31/03                     $25.63           $.42                $7.96                $8.38
12/31/02                      31.70            .41                (6.16)               (5.75)
12/31/01                      35.23            .51                  .49                 1.00
12/31/00                      33.08            .72                 1.98                 2.70
12/31/99                      38.70            .06                  .88                  .94
11/30/99                      40.73            .69                 3.94                 4.63
CLASS 2
12/31/03                      25.52            .34                 7.92                 8.26
12/31/02                      31.58            .35                (6.14)               (5.79)
12/31/01                      35.13            .41                  .52                  .93
12/31/00                      33.07            .65                 1.96                 2.61
12/31/99                      38.67            .07                  .87                  .94
11/30/99                      40.70            .59                 3.94                 4.53
ASSET ALLOCATION FUND
CLASS 1
12/31/03                     $12.23           $.41                $2.29                $2.70
12/31/02                      14.30            .45                (2.19)               (1.74)
12/31/01                      15.71            .49                 (.37)                 .12
12/31/00                      15.07            .56                  .13                  .69
12/31/99                      16.03            .05                  .15                  .20
11/30/99                      16.57            .58                  .60                 1.18
CLASS 2
12/31/03                      12.18            .37                 2.27                 2.64
12/31/02                      14.25            .42                (2.18)               (1.76)
12/31/01                      15.67            .45                 (.36)                 .09
12/31/00                      15.06            .53                  .13                  .66
12/31/99                      16.02            .05                  .14                  .19
11/30/99                      16.56            .53                  .61                 1.14
BOND FUND
CLASS 1
12/31/03                     $10.41           $.57                 $.78                $1.35
12/31/02                      10.44            .67                 (.24)                 .43
12/31/01                      10.18            .77                  .08                  .85
12/31/00                       9.74            .80                 (.29)                 .51
12/31/99                       9.86            .07                 (.01)                 .06
11/30/99                      10.37            .73                 (.50)                 .23
CLASS 2
12/31/03                      10.36            .53                  .78                 1.31
12/31/02                      10.40            .64                 (.24)                 .40
12/31/01                      10.16            .73                  .08                  .81
12/31/00                       9.74            .78                 (.30)                 .48
12/31/99                       9.85            .06                    -                  .06
11/30/99                      10.36            .67                 (.47)                 .20
HIGH-INCOME BOND FUND
CLASS 1
12/31/03                     $10.44           $.90                $2.12                $3.02
12/31/02                      11.78           1.01                (1.25)                (.24)
12/31/01                      12.25           1.17                 (.23)                 .94
12/31/00                      12.75           1.24                (1.63)                (.39)
12/31/99                      12.81            .11                  .12                  .23
11/30/99                      13.77           1.26                 (.72)                 .54
CLASS 2
12/31/03                      10.39            .86                 2.12                 2.98
12/31/02                      11.74            .97                (1.25)                (.28)
12/31/01                      12.22           1.13                 (.23)                 .90
12/31/00                      12.75           1.22                (1.64)                (.42)
12/31/99                      12.80            .11                  .12                  .23
11/30/99                      13.76           1.18                 (.67)                 .51
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
CLASS 1
12/31/03                     $12.37           $.46                $(.15)                $.31
12/31/02                      11.87            .54                  .55                 1.09
12/31/01                      11.73            .66                  .17                  .83
12/31/00                      10.56            .68                  .55                 1.23
12/31/99                      10.78            .06                 (.10)                (.04)
11/30/99                      11.43            .69                 (.67)                 .02
CLASS 2
12/31/03                      12.31            .42                 (.14)                 .28
12/31/02                      11.83            .50                  .55                 1.05
12/31/01                      11.70            .62                  .18                  .80
12/31/00                      10.56            .65                  .55                 1.20
12/31/99                      10.78            .05                 (.10)                (.05)
11/30/99                      11.42            .65                 (.64)                 .01
CASH MANAGEMENT FUND
CLASS 1
12/31/03                     $11.17           $.07                 $  -    (5)          $.07
12/31/02                      11.41            .14                    -    (5)           .14
12/31/01                      11.65            .41                  .01                  .42
12/31/00                      11.05            .65                  .01                  .66
12/31/99                      11.13            .05                    -    (5)           .05
11/30/99                      11.13            .49                  .02                  .51
CLASS 2
12/31/03                      11.12            .05                    -    (5)           .05
12/31/02                      11.37            .11                    -    (5)           .11
12/31/01                      11.62            .34                  .05                  .39
12/31/00                      11.04            .63                  .01                  .64
12/31/99                      11.12            .05                    -    (5)           .05
11/30/99                      11.12            .48                    -    (5)           .48



                                                                       Dividends and distributions

                                                Dividends
                                                (from net        Distributions     Total           Net asset
                                                investment       (from capital   dividends and     value, end     Total
                                                income)             gains)       distributions     of period    return (3)

GLOBAL DISCOVERY FUND (4)
CLASS 1
12/31/03                                          $(.04)              -          $(.04)              $9.94       37.41
12/31/02                                           (.05)              -           (.05)               7.26      (21.41)
12/31/01                                           (.04)              -           (.04)               9.30       (6.65)
CLASS 2
12/31/03                                           (.02)              -           (.02)               9.92       37.11
12/31/02                                           (.04)              -           (.04)               7.25      (21.67)
12/31/01                                           (.03)              -           (.03)               9.30       (6.71)
GLOBAL GROWTH FUND
CLASS 1
12/31/03                                          $(.08)            $ -          $(.08)             $15.30       35.63
12/31/02                                           (.14)              -           (.14)              11.35      (14.46)
12/31/01                                           (.15)          (1.36)         (1.51)              13.42      (13.99)
12/31/00                                           (.02)           (.20)          (.22)              17.25      (18.71)
12/31/99                                           (.11)           (.90)         (1.01)              21.42       18.53
11/30/99                                           (.12)           (.44)          (.56)              18.99       51.90
CLASS 2
12/31/03                                           (.05)              -           (.05)              15.25       35.27
12/31/02                                           (.11)              -           (.11)              11.32      (14.64)
12/31/01                                           (.11)          (1.36)         (1.47)              13.38      (14.22)
12/31/00                                           (.02)           (.20)          (.22)              17.21      (18.87)
12/31/99                                           (.10)           (.90)         (1.00)              21.41       18.47
11/30/99                                           (.08)           (.44)          (.52)              18.98       51.45
GLOBAL SMALL CAPITALIZATION FUND
CLASS 1
12/31/03                                          $(.09)            $ -          $(.09)             $14.15       53.92
12/31/02                                           (.10)              -           (.10)               9.27      (18.83)
12/31/01                                           (.13)           (.85)          (.98)              11.52      (12.63)
12/31/00                                           (.05)           (.32)          (.37)              14.28      (16.33)
12/31/99                                           (.01)          (1.70)         (1.71)              17.37       11.70
11/30/99                                           (.08)           (.13)          (.21)              17.16       92.15
CLASS 2
12/31/03                                           (.07)              -           (.07)              14.08       53.53
12/31/02                                           (.08)              -           (.08)               9.23      (19.05)
12/31/01                                           (.11)           (.85)          (.96)              11.48      (12.85)
12/31/00                                           (.04)           (.32)          (.36)              14.24      (16.53)
12/31/99                                              -           (1.70)         (1.70)              17.36       11.69
11/30/99                                           (.06)           (.13)          (.19)              17.14       91.86
GROWTH FUND
CLASS 1
12/31/03                                          $(.15)            $ -          $(.15)             $45.74       37.15
12/31/02                                           (.08)              -           (.08)              33.47      (24.27)
12/31/01                                           (.41)         (16.99)        (17.40)              44.30      (17.93)
12/31/00                                              -            (.49)          (.49)              73.51        4.72
12/31/99                                           (.05)         (11.10)        (11.15)              70.62       14.45
11/30/99                                           (.14)          (8.11)         (8.25)              72.12       52.56
CLASS 2
12/31/03                                           (.04)              -           (.04)              45.50       36.80
12/31/02                                           (.01)              -           (.01)              33.29      (24.46)
12/31/01                                           (.30)         (16.99)        (17.29)              44.09      (18.15)
12/31/00                                              -            (.49)          (.49)              73.28        4.47
12/31/99                                              -          (11.10)        (11.10)              70.57       14.44
11/30/99                                           (.04)          (8.11)         (8.15)              72.04       52.22
INTERNATIONAL FUND
CLASS 1
12/31/03                                          $(.19)            $ -          $(.19)             $13.41       35.12
12/31/02                                           (.20)              -           (.20)              10.07      (14.58)
12/31/01                                           (.20)          (4.80)         (5.00)              12.02      (19.73)
12/31/00                                           (.01)           (.42)          (.43)              20.59      (21.85)
12/31/99                                           (.10)          (2.59)         (2.69)              26.74       18.18
11/30/99                                           (.30)           (.31)          (.61)              25.08       56.48
CLASS 2
12/31/03                                           (.15)              -           (.15)              13.39       34.85
12/31/02                                           (.15)              -           (.15)              10.05      (14.84)
12/31/01                                           (.16)          (4.80)         (4.96)              11.97      (19.89)
12/31/00                                           (.01)           (.42)          (.43)              20.54      (22.06)
12/31/99                                           (.09)          (2.59)         (2.68)              26.73       18.16
11/30/99                                           (.26)           (.31)          (.57)              25.07       56.16
NEW WORLD FUND (7)
CLASS 1
12/31/03                                          $(.19)            $ -          $(.19)             $11.99       39.56
12/31/02                                           (.18)              -           (.18)               8.76       (5.45)
12/31/01                                           (.02)              -           (.02)               9.44       (3.99)
12/31/00                                           (.20)           (.26)          (.46)               9.85      (12.43)
12/31/99                                           (.04)           (.01)          (.05)              11.77       11.88
11/30/99                                           (.02)              -           (.02)              10.56        5.87
CLASS 2
12/31/03                                           (.17)              -           (.17)              11.94       39.18
12/31/02                                           (.16)              -           (.16)               8.73       (5.66)
12/31/01                                           (.02)              -           (.02)               9.41       (4.19)
12/31/00                                           (.18)           (.26)          (.44)               9.84      (12.70)
12/31/99                                           (.04)           (.01)          (.05)              11.77       11.87
11/30/99                                           (.02)              -           (.02)              10.55        5.71
BLUE CHIP INCOME AND GROWTH FUND (4)
CLASS 1
12/31/03                                            $ -               -            $ -               $9.41       31.24
12/31/02                                           (.10)              -           (.10)               7.17      (22.93)
12/31/01                                           (.05)              -           (.05)               9.43       (5.23)
CLASS 2
12/31/03                                              -               -              -                9.36       30.73
12/31/02                                           (.09)              -           (.09)               7.16      (23.07)
12/31/01                                           (.04)              -           (.04)               9.41       (5.38)
GROWTH-INCOME FUND
CLASS 1
12/31/03                                          $(.40)            $ -          $(.40)             $33.61       32.76
12/31/02                                           (.32)              -           (.32)              25.63      (18.15)
12/31/01                                           (.73)          (3.80)         (4.53)              31.70        2.78
12/31/00                                           (.06)           (.49)          (.55)              35.23        8.24
12/31/99                                           (.18)          (6.38)         (6.56)              33.08        3.21
11/30/99                                           (.66)          (6.00)         (6.66)              38.70       12.86
CLASS 2
12/31/03                                           (.30)              -           (.30)              33.48       32.43
12/31/02                                           (.27)              -           (.27)              25.52      (18.34)
12/31/01                                           (.68)          (3.80)         (4.48)              31.58        2.56
12/31/00                                           (.06)           (.49)          (.55)              35.13        7.95
12/31/99                                           (.16)          (6.38)         (6.54)              33.07        3.19
11/30/99                                           (.56)          (6.00)         (6.56)              38.67       12.59
ASSET ALLOCATION FUND
CLASS 1
12/31/03                                          $(.35)            $ -          $(.35)             $14.58       22.14
12/31/02                                           (.33)              -           (.33)              12.23      (12.19)
12/31/01                                           (.59)           (.94)         (1.53)              14.30         .77
12/31/00                                           (.05)              -           (.05)              15.71        4.62
12/31/99                                           (.14)          (1.02)         (1.16)              15.07        1.45
11/30/99                                           (.57)          (1.15)         (1.72)              16.03        7.65
CLASS 2
12/31/03                                           (.31)              -           (.31)              14.51       21.74
12/31/02                                           (.31)              -           (.31)              12.18      (12.38)
12/31/01                                           (.57)           (.94)         (1.51)              14.25         .52
12/31/00                                           (.05)              -           (.05)              15.67        4.40
12/31/99                                           (.13)          (1.02)         (1.15)              15.06        1.42
11/30/99                                           (.53)          (1.15)         (1.68)              16.02        7.39
BOND FUND
CLASS 1
12/31/03                                          $(.42)            $ -          $(.42)             $11.34       13.07
12/31/02                                           (.46)              -           (.46)              10.41        4.26
12/31/01                                           (.59)              -           (.59)              10.44        8.48
12/31/00                                           (.07)              -           (.07)              10.18        5.22
12/31/99                                           (.18)              -           (.18)               9.74         .61
11/30/99                                           (.69)           (.05)          (.74)               9.86        2.33
CLASS 2
12/31/03                                           (.40)              -           (.40)              11.27       12.80
12/31/02                                           (.44)              -           (.44)              10.36        4.05
12/31/01                                           (.57)              -           (.57)              10.40        8.15
12/31/00                                           (.06)              -           (.06)              10.16        4.99
12/31/99                                           (.17)              -           (.17)               9.74         .59
11/30/99                                           (.66)           (.05)          (.71)               9.85        2.07
HIGH-INCOME BOND FUND
CLASS 1
12/31/03                                          $(.92)              -          $(.92)             $12.54       29.79
12/31/02                                          (1.10)              -          (1.10)              10.44       (1.51)
12/31/01                                          (1.41)              -          (1.41)              11.78        8.02
12/31/00                                           (.11)              -           (.11)              12.25       (3.06)
12/31/99                                           (.29)              -           (.29)              12.75        1.83
11/30/99                                          (1.31)           (.19)         (1.50)              12.81        4.22
CLASS 2
12/31/03                                           (.90)              -           (.90)              12.47       29.51
12/31/02                                          (1.07)              -          (1.07)              10.39       (1.83)
12/31/01                                          (1.38)              -          (1.38)              11.74        7.73
12/31/00                                           (.11)              -           (.11)              12.22       (3.31)
12/31/99                                           (.28)              -           (.28)              12.75        1.81
11/30/99                                          (1.28)           (.19)         (1.47)              12.80        3.96
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
CLASS 1
12/31/03                                          $(.44)              -          $(.44)             $12.24        2.51
12/31/02                                           (.59)              -           (.59)              12.37        9.45
12/31/01                                           (.69)              -           (.69)              11.87        7.24
12/31/00                                           (.06)              -           (.06)              11.73       11.69
12/31/99                                           (.18)              -           (.18)              10.56        (.41)
11/30/99                                           (.67)              -           (.67)              10.78         .24
CLASS 2
12/31/03                                           (.42)              -           (.42)              12.17        2.28
12/31/02                                           (.57)              -           (.57)              12.31        9.15
12/31/01                                           (.67)              -           (.67)              11.83        7.02
12/31/00                                           (.06)              -           (.06)              11.70       11.39
12/31/99                                           (.17)              -           (.17)              10.56        (.43)
11/30/99                                           (.65)              -           (.65)              10.78         .08
CASH MANAGEMENT FUND
CLASS 1
12/31/03                                          $(.17)              -          $(.17)             $11.07         .67
12/31/02                                           (.38)              -           (.38)              11.17        1.24
12/31/01                                           (.66)              -           (.66)              11.41        3.66
12/31/00                                           (.06)              -           (.06)              11.65        6.04
12/31/99                                           (.13)              -           (.13)              11.05         .46
11/30/99                                           (.51)              -           (.51)              11.13        4.73
CLASS 2
12/31/03                                           (.14)              -           (.14)              11.03         .47
12/31/02                                           (.36)              -           (.36)              11.12        1.00
12/31/01                                           (.64)              -           (.64)              11.37        3.43
12/31/00                                           (.06)              -           (.06)              11.62        5.83
12/31/99                                           (.13)              -           (.13)              11.04         .43
11/30/99                                           (.48)              -           (.48)              11.12        4.47



                                                                  Ratio of        Ratio of net
                                                 Net assets,      expenses        income (loss)     Portfolio
                                                end of period    to average       to average        turnover
                                                (in millions)    net assets       net assets          rate

GLOBAL DISCOVERY FUND (4)
CLASS 1
12/31/03                                              $17         .61  %            .55 %              30 %
12/31/02                                               10         .61               .69                25
12/31/01                                               12         .31               .42                 4
CLASS 2
12/31/03                                               24         .86               .28                30
12/31/02                                                9         .86               .48                25
12/31/01                                                4         .42               .21                 4
GLOBAL GROWTH FUND
CLASS 1
12/31/03                                             $188         .70  %            .94 %              27 %
12/31/02                                              152         .71               .73                30
12/31/01                                              215         .70              1.24                38
12/31/00                                              317         .70               .97                41
12/31/99                                              327         .06               .06                 3
11/30/99                                              272         .72              1.01                26
CLASS 2
12/31/03                                            1,082         .95               .68                27
12/31/02                                              592         .96               .48                30
12/31/01                                              600         .95               .88                38
12/31/00                                              562         .95               .73                41
12/31/99                                              399         .08               .04                 3
11/30/99                                              316         .96               .77                26
GLOBAL SMALL CAPITALIZATION FUND
CLASS 1
12/31/03                                             $163         .83  %           (.03)%              51 %
12/31/02                                              108         .84               .04                66
12/31/01                                              149         .83               .21                65
12/31/00                                              213         .86               .52                62
12/31/99                                              178         .07                 -     (6)         7
11/30/99                                              150         .82               .53                81
CLASS 2
12/31/03                                              665        1.08              (.28)               51
12/31/02                                              290        1.09              (.20)               66
12/31/01                                              274        1.08              (.05)               65
12/31/00                                              234        1.11               .25                62
12/31/99                                              111         .09              (.02)                7
11/30/99                                               88        1.06               .25                81
GROWTH FUND
CLASS 1
12/31/03                                           $3,877         .39  %            .41 %              34 %
12/31/02                                            3,195         .40               .30                34
12/31/01                                            5,207         .38               .34                31
12/31/00                                            7,677         .38               .53                48
12/31/99                                            8,224         .03               .01                 3
11/30/99                                            7,270         .39               .19                37
CLASS 2
12/31/03                                           $7,107         .64               .16                34
12/31/02                                            3,009         .65               .07                34
12/31/01                                            2,937         .63               .07                31
12/31/00                                            2,356         .63               .33                48
12/31/99                                            1,149         .05              (.01)                3
11/30/99                                              937         .64              (.06)               37
INTERNATIONAL FUND
CLASS 1
12/31/03                                           $1,431         .63  %           1.40 %              40 %
12/31/02                                            1,236         .63              1.35                30
12/31/01                                            1,772         .61              1.41                40
12/31/00                                            2,750         .59               .72                42
12/31/99                                            4,113         .05               .03                 1
11/30/99                                            3,526         .61              1.18                42
CLASS 2
12/31/03                                            1,385         .88              1.08                40
12/31/02                                              636         .88              1.05                30
12/31/01                                              628         .86              1.04                40
12/31/00                                              581         .84               .50                42
12/31/99                                              391         .07               .01                 1
11/30/99                                              311         .85               .84                42
NEW WORLD FUND (7)
CLASS 1
12/31/03                                              $47         .92  %           2.15 %              19 %
12/31/02                                               35         .91              2.14                22
12/31/01                                               37         .91              2.54                31
12/31/00                                               45         .92              2.14                43
12/31/99                                               45         .08               .18                 3
11/30/99                                               37         .43              1.02                 1
CLASS 2
12/31/03                                              224        1.17              1.90                19
12/31/02                                              124        1.16              1.89                22
12/31/01                                              116        1.16              2.25                31
12/31/00                                              102        1.17              1.83                43
12/31/99                                               38         .10               .16                 3
11/30/99                                               28         .57               .95                 1
BLUE CHIP INCOME AND GROWTH FUND (4)
CLASS 1
12/31/03                                             $107         .50  %  (8)      1.67 %              12 %
12/31/02                                               54         .52              1.89                 8
12/31/01                                               49         .25               .93                12
CLASS 2
12/31/03                                            1,490         .74     (8)      1.41                12
12/31/02                                              426         .77              1.76                 8
12/31/01                                              111         .37               .82                12
GROWTH-INCOME FUND
CLASS 1
12/31/03                                           $4,402         .34  %           1.45 %              21 %
12/31/02                                            3,741         .35              1.43                26
12/31/01                                            5,428         .35              1.53                34
12/31/00                                            6,022         .35              2.16                47
12/31/99                                            6,632         .03               .18                 3
11/30/99                                            6,537         .35              1.75                41
CLASS 2
12/31/03                                            7,824         .59              1.18                21
12/31/02                                            3,632         .60              1.22                26
12/31/01                                            3,187         .60              1.25                34
12/31/00                                            1,972         .60              1.92                47
12/31/99                                            1,203         .05               .16                 3
11/30/99                                            1,109         .60              1.50                41
ASSET ALLOCATION FUND
CLASS 1
12/31/03                                             $911         .42  %           3.12 %              20 %
12/31/02                                              797         .45              3.31                25
12/31/01                                            1,012         .45              3.30                32
12/31/00                                            1,136         .45              3.77                32
12/31/99                                            1,387         .04               .31                 1
11/30/99                                            1,394         .44              3.50                36
CLASS 2
12/31/03                                            2,314         .67              2.81                20
12/31/02                                            1,056         .70              3.11                25
12/31/01                                              730         .70              3.03                32
12/31/00                                              453         .70              3.53                32
12/31/99                                              341         .06               .29                 1
11/30/99                                              321         .69              3.24                36
BOND FUND
CLASS 1
12/31/03                                             $213         .47  %           5.19 %              20 %
12/31/02                                              218         .49              6.60                29
12/31/01                                              194         .49              7.38                59
12/31/00                                              151         .51              8.03                55
12/31/99                                              169         .05               .65                 5
11/30/99                                              173         .53              7.17                38
CLASS 2
12/31/03                                            1,280         .72              4.88                20
12/31/02                                              697         .74              6.34                29
12/31/01                                              349         .74              7.06                59
12/31/00                                              144         .76              7.87                55
12/31/99                                               85         .07               .63                 5
11/30/99                                               80         .78              6.94                38
HIGH-INCOME BOND FUND
CLASS 1
12/31/03                                             $411         .51  %           7.74 %              48 %
12/31/02                                              335         .52              9.55                45
12/31/01                                              403         .51              9.60                42
12/31/00                                              436         .52              9.87                50
12/31/99                                              586         .04               .79                 1
11/30/99                                              589         .51              9.13                31
CLASS 2
12/31/03                                              319         .76              7.41                48
12/31/02                                              183         .77              9.28                45
12/31/01                                              156         .76              9.37                42
12/31/00                                              117         .77              9.76                50
12/31/99                                               99         .07               .77                 1
11/30/99                                               95         .76              8.86                31
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
CLASS 1
12/31/03                                             $373         .46  %           3.71 %              63 %
12/31/02                                              517         .47              4.45                53
12/31/01                                              386         .47              5.58                84
12/31/00                                              362         .49              6.16                54
12/31/99                                              421         .05               .52                 2
11/30/99                                              431         .52              6.06                58
CLASS 2
12/31/03                                              273         .71              3.43                63
12/31/02                                              288         .72              4.14                53
12/31/01                                              137         .72              5.27                84
12/31/00                                               70         .74              5.89                54
12/31/99                                               48         .07               .51                 2
11/30/99                                               47         .77              5.83                58
CASH MANAGEMENT FUND
CLASS 1
12/31/03                                             $103         .47  %            .68 %               -
12/31/02                                              203         .46              1.25                 -
12/31/01                                              218         .46              3.52                 -
12/31/00                                              211         .46              5.80                 -
12/31/99                                              317         .04               .45                 -
11/30/99                                              306         .46              4.65                 -
CLASS 2
12/31/03                                               99         .72               .42                 -
12/31/02                                              133         .71              1.00                 -
12/31/01                                              127         .71              2.99                 -
12/31/00                                               49         .71              5.60                 -
12/31/99                                               48         .06               .42                 -
11/30/99                                               48         .71              4.40                 -


(1) The periods ended 2000 through 2003 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The period ended November 30, 1999, represents the fiscal year ended November 30.
(2) Periods ended 1999 are based on shares outstanding on the last day of the period; all other periods are based on average shares outstanding.
(3)  Total returns exclude all sales charges.
(4)  Commenced operations July 5, 2001.
(5)  Amount less than one cent.
(6)  Amount less than .01 percent.
(7)  Commenced operations June 17, 1999.
(8) During the year ended December 31, 2003, Capital Research and Management Company voluntarily reduced investment advisory fees to rates provided by the amended agreement effective January 1, 2004. Had Capital Research and Management Company not reduced such fees, expense ratios would have been .52% and .76% for classes 1 and 2, respectively.

See Notes to Financial Statements





REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of American Funds Insurance Series:


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, the U.S. Government /AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Los Angeles, California
January 30, 2004